UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

B. Reuben Auspitz 290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31, 2010

Date of reporting period: January 1, 2010 through June 30, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

LIFE SCIENCES SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$974.60	$5.29
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.08%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

Top Ten Stock Holdings[2]
Celera Corp.	4.3%	Zoll Medical Corp.	3.7%
Gen-Probe, Inc.	4.3%	DENTSPLY International, Inc.	3.5%
Caliper Life Sciences, Inc.	4.1%	Cochlear Ltd. (Australia)	3.4%
Inverness Medical Innovations, Inc.	4.0%	ICON plc - ADR (Ireland)	3.1%
VCA Antech, Inc.	3.9%	Sonic Healthcare Ltd. (Australia)	3.0%

2 As a percentage of total investments.

2

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 91.6%

Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc.*[1,2,3,4]	38,359	$—

Health Care - 91.6%
Biotechnology - 11.3%
Amgen, Inc.*	145,770	7,667,502
Basilea Pharmaceutica AG (Switzerland)*	77,000	4,300,598
Celera Corp.*	1,731,750	11,342,963
Grifols S.A. (Spain)	583,000	6,014,932

		29,325,995

Health Care Equipment & Supplies - 44.6%
Ansell Ltd. (Australia)	389,470	4,304,497
Baxter International, Inc	96,000	3,901,440
Becton, Dickinson and Co	57,000	3,854,340
Cochlear Ltd. (Australia)	141,230	8,835,198
Covidien plc (Ireland)	148,601	5,970,788
DENTSPLY International, Inc	307,000	9,182,370
DexCom, Inc.*	575,000	6,647,000
Gen-Probe, Inc.*	246,000	11,173,320
Hologic, Inc.*	310,000	4,318,300
Insulet Corp.*	394,000	5,929,700
Inverness Medical Innovations, Inc.*	273,000	7,278,180
Inverness Medical Innovations, Inc.*[2,5]	122,000	3,252,520
Nobel Biocare Holding AG (Switzerland)	242,000	4,198,544
OraSure Technologies, Inc.*	958,430	4,437,531
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)	1,708,000	7,501,522
Sirona Dental Systems, Inc.*	223,000	7,769,320
Straumann Holding AG (Switzerland)	32,717	7,111,929
Zoll Medical Corp.*	355,000	9,620,500

		115,286,999

Health Care Providers & Services - 15.8%
AMN Healthcare Services, Inc.*	656,000	4,906,880
Bio-Reference Laboratories, Inc.*	280,000	6,207,600
Cross Country Healthcare, Inc.*	475,900	4,278,341
Diagnosticos da America S.A. (Brazil)*	772,000	7,262,360
Sonic Healthcare Ltd. (Australia)	910,000	7,989,311
VCA Antech, Inc.*	414,000	10,250,640

		40,895,132

Health Care Technology - 4.8%
Allscripts - Misys Healthcare Solutions, Inc.*	277,000	4,459,700
Cerner Corp.*	104,000	7,892,560

		12,352,260

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)

Health Care (continued)
Life Sciences Tools & Services - 9.7%
Caliper Life Sciences, Inc.*	2,507,223	$10,705,843
ICON plc - ADR (Ireland)*	277,880	8,027,953
Sequenom, Inc.*	1,085,000	6,412,350

		25,146,146

Pharmaceuticals - 5.4%
Green Cross Corp. (South Korea)	59,000	6,783,746
UCB S.A. (Belgium)	228,939	7,232,732

		14,016,478

Total Health Care		237,023,010

TOTAL COMMON STOCKS
(Identified Cost $221,423,465)		237,023,010

PREFERRED STOCKS - 0.0%**

Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc. - Series D*[2,3,4,6]
(Identified Cost $2,312,500)	925,000	—

WARRANTS - 0.0%**

Financials - 0.0%
Insurance - 0.0%
Avalon HealthCare Holdings, Inc., 2/27/2014[2,3,4,7]	38,359	—

Health Care - 0.0%**
Life Sciences Tools & Services - 0.0%**
Caliper Life Sciences, Inc., 8/15/2010[2,3,8]	285,000	8,370
Caliper Life Sciences, Inc., 8/10/2011	401,109	48,133

Total Health Care		56,503

TOTAL WARRANTS
(Identified Cost $560,760)		56,503

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Shares/ Principal Amount	Value (Note 2)
SHORT-TERM INVESTMENTS - 9.9%

Dreyfus Cash Management, Inc. - Institutional Shares[9] , 0.13%	15,766,326	$15,766,326
Federal Home Loan Bank Discount Note[10], 0.11%, 8/9/2010	$10,000,000	9,998,808

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $25,765,134)		25,765,134

TOTAL INVESTMENTS - 101.5%
(Identified Cost $250,061,859)		262,844,647
LIABILITIES, LESS OTHER ASSETS - (1.5%)		(4,000,271)

NET ASSETS - 100%		$258,844,376

ADR - American Depository Receipt

*	Non-income producing security
**	Less than 0.1%
[1]

This security was acquired on February 27, 2009 at a cost of $76,718 ($2.00 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

[2]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities amount to $3,260,890, or 1.3%, of the Series’ net assets as of June 30, 2010 (see Note 2 to the financial statements).

[3]	Security has been valued at fair value.
[4]	Affiliated company as defined by the Investment Company Act of 1940.
[5]

This security was acquired on February 3, 2006 at a cost of $2,978,020 ($24.41 per share) and has been determined to be liquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

[6]

This security was acquired on June 22, 2007 at a cost of $2,312,500 ($2.50 per share) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

[7]

This security was acquired on February 27, 2009 at a cost of $19,180 ($0.50 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

[8]

This security was acquired on August 11, 2005 at a cost of $365,484 ($1.28 per warrant) and has been determined to be illiquid under guidelines established by the Board of Directors (see Note 2 to the financial statements).

[9]	Rate shown is the current yield as of June 30, 2010.
[10]	Rate shown reflects the annualized yield at time of purchase.

The accompanying notes are an integral part of the financial statements.	5

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $250,061,859) (Note 2)	$262,844,647
Receivable for securities sold	2,087,259
Receivable for fund shares sold	155,520
Foreign tax reclaims receivable	130,748
Dividends receivable	18,158

TOTAL ASSETS	265,236,332

LIABILITIES:

Accrued management fees (Note 3)	217,829
Accrued transfer agent fees (Note 3)	9,346
Accrued fund accounting and administration fees (Note 3)	4,426
Accrued Chief Compliance Officer service fees (Note 3)	820
Payable for securities purchased	5,333,030
Payable for fund shares repurchased	809,533
Other payables and accrued expenses	16,972

TOTAL LIABILITIES	6,391,956

TOTAL NET ASSETS	$258,844,376

NET ASSETS CONSIST OF:

Capital stock	$250,367
Additional paid-in-capital	273,071,262
Undistributed net investment loss	(413,116)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(26,844,926)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	12,780,789

TOTAL NET ASSETS	$258,844,376

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($258,844,376/25,036,670 shares)	$10.34

6	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $103,572)	$1,098,708
Interest	489

Total Investment Income	1,099,197

EXPENSES:

Management fees (Note 3)	1,394,064
Fund accounting and administration fees (Note 3)	31,892
Transfer agent fees (Note 3)	14,049
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	64,932

Total Expenses	1,513,071
Less reduction of expenses (Note 3)	(758)

Net Expenses	1,512,313

NET INVESTMENT LOSS	(413,116)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	12,434,729
Foreign currency and translation of other assets and liabilities	(57,519)

12,377,210

Net change in unrealized appreciation (depreciation) on- Investments	(18,634,685)
Foreign currency and translation of other assets and liabilities	(5,706)

(18,640,391)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(6,263,181)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,676,297)

The accompanying notes are an integral part of the financial statements.	7

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(413,116)	$(1,203,760)
Net realized gain (loss) on investments, foreign currency and written options	12,377,210	(3,756,944)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(18,640,391)	99,105,593

Net increase (decrease) from operations	(6,676,297)	94,144,889

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(7,423,290)	(3,905,204)

Net increase (decrease) in net assets	(14,099,587)	90,239,685

NET ASSETS:

Beginning of period	272,943,963	182,704,278

End of period (including undistributed net investment income (loss) of $(413,116) and $0, respectively)	$258,844,376	$272,943,963

8	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/10	For the Years Ended
	(unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.61	$6.99	$11.54	$11.41	$12.10	$11.89

Income (loss) from investment operations:
Net investment loss	(0.02)[1]	(0.05)[1]	(0.06)	(0.08)	(0.05)	(0.04)
Net realized and unrealized gain (loss) on investments	(0.25)	3.67	(4.38)	1.25	1.56	1.71

Total from investment operations	(0.27)	3.62	(4.44)	1.17	1.51	1.67

Less distributions to shareholders:
From net realized gain on investments	—	—	(0.11)	(1.04)	(2.20)	(1.46)

Net asset value - End of period	$10.34	$10.61	$6.99	$11.54	$11.41	$12.10

Net assets - End of period
(000’s omitted)	$258,844	$272,944	$182,704	$299,669	$233,072	$221,302

Total return[2]	(2.54%)	51.79%	(38.77%)	10.62%	12.52%	14.16%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.08%[3]	1.11%	1.12%	1.12%	1.14%	1.17%
Net investment loss	(0.30%)[3]	(0.55%)	(0.65%)	(0.75%)	(0.51%)	(0.32%)
Portfolio turnover	35%	95%	94%	95%	93%	110%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[3,4]	0.01%	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Life Sciences Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the life sciences industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On November 5, 1999, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. On May 1, 2001, the Series began offering shares directly to investors. Previously, the Series was available from time to time to advisory clients and employees of the Advisor. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as Life Sciences Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$237,079,513	$237,071,143	$—	$8,370
Preferred securities	—	—	—	—
Debt securities:	—	—		—
U.S. Treasury and other U.S.
Government agencies	9,998,808	—	9,998,808	—
Mutual funds	15,766,326	15,766,326	—	—
Other financial instruments**	—	—	—	—

Total	$262,844,647	$252,837,469	$9,998,808	$8,370

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
Level 3 reconciliation			Equity Securities	Preferred Securities
Balance as of December 31, 2009 (market value)			$37,739	$231,250
Realized gain/loss			—	—
Change in unrealized appreciation (depreciation)***			(29,369)	(231,250)
Net purchases (sales)			—	—
Transfers in and/or out of Level 3			—	—

Balance as of June 30, 2010 (market value)			$8,370	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

***The change in unrealized appreciation (depreciation) on securities still held at June 30, 2010 was $(260,619), which is included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Transactions, Investment Income and Expenses (continued)

received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2010, the aggregate value of securities deemed illiquid was $8,370, representing less than 0.01% of the Series’ net assets.

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected in shares of Avalon HealthCare Holdings, Inc. - Series D, Avalon HealthCare Holdings, Inc., and Avalon HealthCare Holdings, Inc. - Warrants 2/27/2014 for the six months ended June 30, 2010:

Name of Issuer	Number of Shares Held as of 12/31/09	Gross Additions	Gross Reductions	Number of Shares Held as of 6/30/10	Value as of 6/30/10	Investment Income	Realized Gain
Avalon
HealthCare
Holdings, Inc. -
Series D	925,000	—	—	925,000	$—	$—	$—
Avalon
HealthCare
Holdings, Inc.	38,359	—	—	38,359	$—	$—	$—

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Affiliated Companies (continued)

Name of Issuer	Number of Shares Held as of 12/31/09	Gross Additions	Gross Reductions	Number of Shares Held as of 6/30/10	Value as of 6/30/10	Investment Income	Realized Gain
Avalon
HealthCare
Holdings, Inc. -
Warrants
2/27/2014	38,359	—	—	38,359	$—	$—	$—

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

13

Notes to Financial Statements (unaudited)

assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $92,151,352 and $116,749,564, respectively. There were no purchases or sales of U.S. Government securities.

14

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Life Sciences Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	1,286,435	$14,205,811	3,589,547	$27,786,051
Reinvested	—	—	—	—
Repurchased	(1,967,059)	(21,629,101)	(4,015,779)	(31,691,255)

Total	(680,624)	$(7,423,290)	(426,232)	$(3,905,204)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	LIFE SCIENCES SECURITIES

The Series may focus its investments in certain related life sciences industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

15

Notes to Financial Statements (unaudited)

9.	FEDERAL INCOME TAX INFORMATION (continued)

At December 31, 2009, the Series had a capital loss carryover of $37,719,346, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$33,158,704	December 31, 2016
$4,560,642	December 31, 2017

At June 30, 2010 the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$251,499,757
Unrealized appreciation	$31,891,568
Unrealized depreciation	(20,546,678)

Net unrealized appreciation	$11,344,890

10.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

16

This Page Intentionally Left Blank

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNLFSC-06/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

SMALL CAP SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-06/30/10
Actual	$1,000.00	$925.60	$5.35
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

Market Capitalization
Average	$1,797 Million
Median	1,347 Million
Weighted Average	1,773 Million

Top Ten Stock Holdings[2]
Diagnosticos da America S.A. (Brazil)	3.7%
AirTran Holdings, Inc.	3.1%
Dick’s Sporting Goods, Inc.	2.8%
Zoll Medical Corp.	2.7%
Tomra Systems ASA (Norway)	2.5%
First Commonwealth Financial Corp.	2.4%
Inverness Medical Innovations, Inc.	2.2%
BJ’s Wholesale Club, Inc.	2.2%
Cerner Corp.	2.2%
Calgon Carbon Corp.	2.0%

2 As a percentage of total investments.

2

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 96.7%

Consumer Discretionary - 14.9%
Auto Components - 0.1%
Motorcar Parts of America, Inc.*	28,670	$182,915

Distributors - 1.4%
Inchcape plc (United Kingdom)*	585,651	2,152,549

Hotels, Restaurants & Leisure - 4.0%
Choice Hotels International, Inc.	52,060	1,572,732
International Game Technology	94,470	1,483,179
Wendy’s - Arby’s Group, Inc. - Class A	783,990	3,135,960

		6,191,871

Household Durables - 2.8%
NVR, Inc.*	4,180	2,738,025
Rodobens Negocios Imobiliarios S.A. (Brazil)	253,670	1,651,315

		4,389,340

Multiline Retail - 0.9%
Nordstrom, Inc.	42,020	1,352,624

Specialty Retail - 5.7%
Dick’s Sporting Goods, Inc.*	183,380	4,564,328
The Finish Line, Inc. - Class A	137,030	1,908,828
Lumber Liquidators Holdings, Inc.*	105,560	2,462,715

		8,935,871

Total Consumer Discretionary		23,205,170

Consumer Staples - 8.1%
Food & Staples Retailing - 4.0%
BJ’s Wholesale Club, Inc.*	95,260	3,525,573
SUPERVALU, Inc	248,100	2,689,404

		6,214,977

Food Products - 2.6%
Flowers Foods, Inc	128,450	3,138,033
Tootsie Roll Industries, Inc	42,966	1,016,146

		4,154,179

Personal Products - 1.5%
Alberto-Culver Co	85,360	2,312,402

Total Consumer Staples		12,681,558

Energy - 8.0%
Energy Equipment & Services - 4.6%
Calfrac Well Services Ltd. (Canada)	132,210	2,427,979
Dril-Quip, Inc.*	56,690	2,495,494

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Trican Well Service Ltd. (Canada)	180,290	$2,308,349

		7,231,822

Oil, Gas & Consumable Fuels - 3.4%
Forest Oil Corp.*	50,270	1,375,387
Mariner Energy, Inc.*	76,770	1,649,020
Uranium One, Inc. (Canada)*	913,620	2,222,794

		5,247,201

Total Energy		12,479,023

Financials - 11.8%
Commercial Banks - 4.2%
First Commonwealth Financial Corp	733,470	3,850,718
First Financial Bancorp	105,550	1,577,972
Wilmington Trust Corp.	100,650	1,116,209

		6,544,899

Real Estate Investment Trusts (REITS) - 4.3%
American Campus Communities, Inc	63,600	1,735,644
Corporate Office Properties Trust	85,740	3,237,542
Home Properties, Inc	37,670	1,697,787

		6,670,973

Thrifts & Mortgage Finance - 3.3%
First Niagara Financial Group, Inc	253,610	3,177,733
NewAlliance Bancshares, Inc	175,460	1,966,907

		5,144,640

Total Financials		18,360,512

Health Care - 16.9%
Biotechnology - 1.0%
Celera Corp.*	250,160	1,638,548

Health Care Equipment & Supplies - 6.7%
Ansell Ltd. (Australia)	40,873	451,736
Inverness Medical Innovations, Inc.*	135,100	3,601,766
OraSure Technologies, Inc.*	436,500	2,020,995
Zoll Medical Corp.*	162,290	4,398,059

		10,472,556

Health Care Providers & Services - 6.9%
AMN Healthcare Services, Inc.*	198,620	1,485,678
Cross Country Healthcare, Inc.*	114,590	1,030,164
Diagnosticos da America S.A. (Brazil)*	629,000	5,917,130

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
VCA Antech, Inc.*	95,140	$2,355,667

		10,788,639

Health Care Technology - 2.3%
Cerner Corp.*	46,280	3,512,189

Total Health Care		26,411,932

Industrials - 19.6%
Airlines - 4.6%
AirTran Holdings, Inc.*	1,041,540	5,051,469
Copa Holdings S.A. - Class A (Panama)	49,220	2,176,508

		7,227,977

Commercial Services & Supplies - 2.6%
Tomra Systems ASA (Norway)	962,570	4,037,980

Construction & Engineering - 1.1%
MYR Group, Inc.*	99,700	1,663,993

Machinery - 6.4%
ArvinMeritor, Inc.*	140,360	1,838,716
Astec Industries, Inc.*	54,260	1,504,630
Lindsay Corp	71,800	2,275,342
SmartHeat, Inc. (China)*	93,610	534,513
Titan International, Inc.	110,190	1,098,594
Wabtec Corp	67,360	2,686,991

		9,938,786

Road & Rail - 4.9%
Heartland Express, Inc.	216,350	3,141,402
Knight Transportation, Inc.	145,450	2,943,908
RailAmerica, Inc.*	158,060	1,567,955

		7,653,265

Total Industrials		30,522,001

Information Technology - 9.2%
Communications Equipment - 3.0%
Infinera Corp.*	419,180	2,695,327
Riverbed Technology, Inc.*	74,280	2,051,614

		4,746,941

Computers & Peripherals - 1.2%
Compellent Technologies, Inc.*	148,180	1,795,942

Electronic Equipment, Instruments & Components - 1.9%
Cogent, Inc.*	333,010	3,000,420

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 1.1%
Telvent GIT S.A. (Spain)*	100,400	$1,676,680

Software - 2.0%
Fortinet, Inc.*	103,550	1,702,362
Sonic Solutions, Inc.*	162,580	1,357,543

		3,059,905

Total Information Technology		14,279,888

Materials - 4.7%
Chemicals - 3.1%
Calgon Carbon Corp.*	244,600	3,238,504
The Scotts Miracle-Gro Co. - Class A	35,400	1,572,114

		4,810,618

Construction Materials - 1.6%
Eagle Materials, Inc	94,140	2,441,050

Total Materials		7,251,668

Telecommunication Services - 2.0%
Wireless Telecommunication Services - 2.0%
SBA Communications Corp. - Class A*	93,550	3,181,635

Utilities - 1.5%
Independent Power Producers & Energy Traders - 1.5%
Mirant Corp.*	104,160	1,099,930
RRI Energy, Inc.*	312,670	1,185,019

Total Utilities		2,284,949

TOTAL COMMON STOCKS
(Identified Cost $144,069,411)		150,658,336

SHORT-TERM INVESTMENTS - 6.7%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.13%
(Identified Cost $10,428,744)	10,428,744	10,428,744

TOTAL INVESTMENTS - 103.4%
(Identified Cost $154,498,155)		161,087,080
LIABILITIES, LESS OTHER ASSETS - (3.4%)		(5,246,781)

NET ASSETS - 100%		$155,840,299

*Non-income producing security

1Rate shown is the current yield as of June 30, 2010.

6	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $154,498,155) (Note 2)	$161,087,080
Receivable for securities sold	155,151
Receivable for fund shares sold	111,236
Dividends receivable	101,734

TOTAL ASSETS	161,455,201

LIABILITIES:

Accrued management fees (Note 3)	135,035
Accrued transfer agent fees (Note 3)	11,108
Accrued fund accounting and administration fees (Note 3)	3,242
Accrued Chief Compliance Officer service fees (Note 3)	820
Payable for securities purchased	4,949,551
Payable for fund shares repurchased	494,541
Other payables and accrued expenses	20,605

TOTAL LIABILITIES	5,614,902

TOTAL NET ASSETS	$155,840,299

NET ASSETS CONSIST OF:

Capital stock	$227,816
Additional paid-in-capital	234,041,369
Undistributed net investment loss	(48,805)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(84,968,659)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	6,588,578

TOTAL NET ASSETS	$155,840,299

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($155,840,299/22,781,596 shares)	$6.84

The accompanying notes are an integral part of the financial statements.	7

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $15,645)	$919,616
Interest	55

Total Investment Income	919,671

EXPENSES:

Management fees (Note 3)	864,737
Fund accounting and administration fees (Note 3)	24,959
Transfer agent fees (Note 3)	16,007
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	55,397

Total Expenses	969,234
Less reduction of expenses (Note 3)	(758)

Net Expenses	968,476

NET INVESTMENT LOSS	(48,805)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	8,490,056
Foreign currency and translation of other assets and liabilities	(4,531)

8,485,525

Net change in unrealized appreciation (depreciation) on-
Investments	(20,952,416)
Foreign currency and translation of other assets and liabilities	(556)

(20,952,972)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(12,467,447)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(12,516,252)

8	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(48,805)	$(481,098)
Net realized gain (loss) on investments and foreign currency	8,485,525	(22,236,560)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(20,952,972)	78,307,749

Net increase (decrease) from operations	(12,516,252)	55,590,091

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(3,553,438)	(3,842,395)

Net increase (decrease) in net assets	(16,069,690)	51,747,696

NET ASSETS:

Beginning of period	171,909,989	120,162,293

End of period (including undistributed net investment income (loss) of $(48,805) and $0, respectively)	$155,840,299	$171,909,989

The accompanying notes are an integral part of the financial statements.	9

Financial Highlights

	For the Six Months Ended 6/30/10	For the Years Ended
	(unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$7.39	$4.98	$10.21	$13.08	$13.66	$15.01

Income (loss) from investment operations:
Net investment loss	—[1,2]	(0.02)[1]	(0.02)	(0.01)	(0.05)	(0.07)
Net realized and unrealized gain (loss) on investments	(0.55)	2.43	(5.12)	(1.25)	2.55	2.20

Total from investment operations	(0.55)	2.41	(5.14)	(1.26)	2.50	2.13

Less distributions to shareholders:
From net realized gain on investments	—	—	(0.09)	(1.61)	(3.08)	(3.48)

Net asset value - End of period	$6.84	$7.39	$4.98	$10.21	$13.08	$13.66

Net assets - End of period
(000’s omitted)	$155,840	$171,910	$120,162	$184,998	$175,491	$154,416

Total return[3]	(7.44%)	48.39%	(50.68%)	(9.32%)	18.06%	14.11%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.12%[4]	1.15%	1.15%	1.14%	1.16%	1.19%
Net investment loss	(0.06%)[4]	(0.34%)	(0.39%)	(0.08%)	(0.40%)	(0.51%)
Portfolio turnover	32%	76%	68%	64%	85%	55%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[2,4]	0.00%[2]	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than 0.01%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

10	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Small Cap Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies with small market capitalizations.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 87.5 million have been designated as Small Cap Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities,

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$150,658,336	$150,658,336	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	10,428,744	10,428,744	—	—
Other financial instruments**	—	—	—	—

Total	$161,087,080	$161,087,080	$—	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

13

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $52,877,325 and $57,100,315, respectively. There were no purchases or sales of U.S. Government securities.

14

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of Small Cap Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	1,096,791	$8,290,556	3,622,635	$20,933,139
Reinvested	—	—	—	—
Repurchased	(1,568,947)	(11,843,994)	(4,476,178)	(24,775,534)

Total	(472,156)	$(3,553,438)	(853,543)	$(3,842,395)

Approximately 90% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

At December 31, 2009, the Series had a capital loss carryover of $93,440,871, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

15

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

Loss Carryover	Expiration Date
$41,066,982	December 31, 2016
$52,373,889	December 31, 2017

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$154,510,983
Unrealized appreciation	$19,346,105
Unrealized depreciation	(12,770,008)

Net unrealized appreciation	$6,576,097

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

16

This Page Intentionally Left Blank

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNSMCP-06/10-SAR

MANNING & NAPIER FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

TECHNOLOGY SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period 1/1/10-6/30/10*
Actual	$1,000.00	$ 888.00	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

Top Ten Stock Holdings[2]
Crown Castle International Corp.	4.3%	Infinera Corp.	3.4%
Autodesk, Inc.	4.2%	EMC Corp.	3.3%
Google, Inc. - Class A	3.8%	Microsoft Corp.	3.3%
QUALCOMM, Inc.	3.8%	SAP AG - ADR (Germany)	3.2%
Cerner Corp.	3.6%	Amdocs Ltd. (Guernsey)	3.2%

2As a percentage of total investments.

2

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 92.1%

Consumer Discretionary - 0.9%
Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	12,200	$1,332,972

Health Care - 3.7%
Health Care Technology - 3.7%
Cerner Corp.*	67,580	5,128,646

Information Technology - 75.9%
Communications Equipment - 18.0%
Alcatel-Lucent - ADR (France)*	1,085,600	2,757,424
Cisco Systems, Inc.*	194,000	4,134,140
Infinera Corp.*	752,830	4,840,697
Juniper Networks, Inc.*	187,800	4,285,596
QUALCOMM, Inc.	164,130	5,390,029
Riverbed Technology, Inc.*	140,000	3,866,800

		25,274,686

Computers & Peripherals - 6.5%
Apple, Inc.*	5,400	1,358,262
Compellent Technologies, Inc.*	258,000	3,126,960
EMC Corp.*	254,000	4,648,200

		9,133,422

Electronic Equipment, Instruments & Components - 5.8%
Amphenol Corp. - Class A	35,200	1,382,656
Cogent, Inc.*	490,000	4,414,900
LoJack Corp.*	646,826	2,386,788

		8,184,344

Internet Software & Services - 13.7%
comScore, Inc.*	231,000	3,804,570
Google, Inc. - Class A*	12,230	5,441,738
MercadoLibre, Inc. (Argentina)*	25,580	1,344,229
NetEase.com, Inc. - ADR (China)*	91,900	2,914,149
Tencent Holdings Ltd. (China)	91,500	1,533,441
Vocus, Inc.*	279,000	4,263,120

		19,301,247

IT Services - 9.8%
Accenture plc - Class A (Ireland)	112,000	4,328,800
Amdocs Ltd. (Guernsey)*	168,000	4,510,800
Cap Gemini S.A. (France)	89,000	3,950,126
Telvent GIT S.A. (Spain)*	54,662	912,855

		13,702,581

Semiconductors & Semiconductor Equipment - 7.4%
Advantest Corp. (Japan)	196,000	4,176,486

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2010 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
Semiconductors & Semiconductor Equipment (continued)
Sumco Corp. (Japan)*	201,500	$3,393,468
Tokyo Electron Ltd. (Japan)	51,000	2,800,487

		10,370,441

Software - 14.7%
Adobe Systems, Inc.*	48,650	1,285,820
Autodesk, Inc.*	243,000	5,919,480
Fortinet, Inc.*	262,000	4,307,280
Microsoft Corp.	201,900	4,645,719
SAP AG - ADR (Germany)	103,000	4,562,900

		20,721,199

Total Information Technology		106,687,920

Materials - 1.9%
Chemicals - 1.9%
Monsanto Co.	57,790	2,671,054

Telecommunication Services - 9.7%
Wireless Telecommunication Services - 9.7%
American Tower Corp. - Class A*	81,000	3,604,500
Crown Castle International Corp.*	165,000	6,147,900
SBA Communications Corp. - Class A*	114,000	3,877,140

Total Telecommunication Services		13,629,540

TOTAL COMMON STOCKS
(Identified Cost $128,556,795)		129,450,132

CORPORATE BONDS - 1.8%
Non-Convertible Corporate Bonds - 1.8%
Telecommunication Services - 1.8%
Diversified Telecommunication Services - 1.8%
Clearwire Communications LLC - Clearwire Finance, Inc.[1], 12.00%, 12/1/2015
(Identified Cost $2,517,779)	$2,500,000	2,490,625

SHORT-TERM INVESTMENTS - 7.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.13%
(Identified Cost $10,372,395)	10,372,395	10,372,395

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

Value (Note 2)
TOTAL INVESTMENTS - 101.3%
(Identified Cost $141,446,969)	$142,313,152
LIABILITIES, LESS OTHER ASSETS - (1.3%)	(1,793,704)

NET ASSETS - 100%	$140,519,448

ADR - American Depository Receipt

*Non-income producing security

1Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security has been sold under rule 144A and has been determined to be liquid under guidelines established by the Board of Directors. This security amounts to $2,490,625, or 1.8%, of the Series’ net assets as of June 30, 2010 (see Note 2 to the financial statements).

2Rate shown is the current yield as of June 30, 2010.

The accompanying notes are an integral part of the financial statements.	5

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $141,446,969) (Note 2)	$142,313,152
Receivable for fund shares sold	121,757
Interest receivable	24,590
Dividends receivable	12,680
Foreign tax reclaims receivable	7,951

TOTAL ASSETS	142,480,130

LIABILITIES:

Accrued management fees (Note 3)	121,303
Accrued transfer agent fees (Note 3)	8,955
Accrued fund accounting and administration fees (Note 3)	3,080
Accrued Chief Compliance Officer service fees (Note 3)	820
Payable for securities purchased	1,503,310
Payable for fund shares repurchased	306,634
Other payables and accrued expenses	16,580

TOTAL LIABILITIES	1,960,682

TOTAL NET ASSETS	$140,519,448

NET ASSETS CONSIST OF:

Capital stock	$162,559
Additional paid-in-capital	172,914,572
Undistributed net investment loss	(412,372)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(33,011,494)
Net unrealized appreciation on investments	866,183

TOTAL NET ASSETS	$140,519,448

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - CLASS A ($140,519,448/16,255,887 shares)	$8.64

6	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $41,355)	$308,061
Interest	148,183

Total Investment Income	456,244

EXPENSES:

Management fees (Note 3)	775,435
Fund accounting and administration fees (Note 3)	23,790
Transfer agent fees (Note 3)	12,713
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	49,302

Total Expenses	869,374
Less reduction of expenses (Note 3)	(758)

Net Expenses	868,616

NET INVESTMENT LOSS	(412,372)

REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on- Investments	(1,541,953)
Foreign currency and translation of other assets and liabilities	(1,587)

(1,543,540)

Net change in unrealized appreciation on investments	(15,656,548)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCY	(17,200,088)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,612,460)

The accompanying notes are an integral part of the financial statements.	7

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(412,372)	$(1,012,429)
Net realized gain (loss) on investments and foreign currency	(1,543,540)	4,676,879
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(15,656,548)	66,974,543

Net increase (decrease) from operations	(17,612,460)	70,638,993

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	401,371	(36,020,529)

Net increase (decrease) in net assets	(17,211,089)	34,618,464

NET ASSETS:

Beginning of period	157,730,537	123,112,073

End of period (including undistributed net investment income (loss) of $(412,372) and $0, respectively)	$140,519,448	$157,730,537

8	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/10		For the Years Ended
	(unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.73	$6.01	$11.29	$10.41	$8.37	$8.19

Income (loss) from investment operations:
Net investment loss	(0.03)[1]	(0.05)[1]	(0.05)	(0.05)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	(1.06)	3.77	(5.09)	2.34	2.05	0.21

Total from investment operations	(1.09)	3.72	(5.14)	2.29	2.04	0.18

Less distributions to shareholders:
From net realized gain on investments	—	—	(0.14)	(1.41)	—	—

Net asset value - End of period	$8.64	$9.73	$6.01	$11.29	$10.41	$8.37

Net assets - End of period (000’s omitted)	$140,519	$157,731	$123,112	$227,679	$167,252	$110,656

Total return[2]	(11.20%)	61.90%	(45.86%)	22.55%	24.37%	2.20%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.12%[3]	1.13%	1.13%	1.13%	1.16%	1.20%
Net investment loss	(0.53%)[3]	(0.68%)	(0.53%)	(0.53%)	(0.14%)	(0.48%)
Portfolio turnover	33%	55%	65%	79%	83%	116%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[3,4]	0.00%[4]	N/A	N/A	N/A	0.03%

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Technology Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in technology-based industries.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On August 8, 2000, the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as Technology Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including corporate bonds will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$129,450,132	$129,450,132	$—	$—
Preferred securities	—	—	—	—
Debt securities:
Corporate debt	2,490,625	—	2,490,625	—
Mutual funds	10,372,395	10,372,395	—	—
Other financial instruments**	—	—	—	—

Total	$142,313,152	$139,822,527	$2,490,625	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other (continued)

assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $54,268,779 and $47,897,647, respectively. There were no purchases or sales of U.S. Government securities.

13

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Technology Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	859,903	$8,307,960	1,678,722	$12,866,101
Reinvested	—	—	—	—
Repurchased	(818,799)	(7,906,589)	(5,953,766)	(48,886,630)

Total	41,104	$401,371	(4,275,044)	$(36,020,529)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	TECHNOLOGY SECURITIES

The Series may focus its investments in certain related technology industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

For the year ended December 31, 2009, the Series elected to defer capital losses of $224,297, attributable to Post-October losses.

14

Notes to Financial Statements (unaudited)

9.	FEDERAL INCOME TAX INFORMATION (continued)

At December 31, 2009, the Series had a capital loss carryover of $30,994,029, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$19,643,426	December 31, 2016
$11,350,603	December 31, 2017

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$141,696,597
Unrealized appreciation	$13,659,360
Unrealized depreciation	(13,042,805)

Net unrealized appreciation	$616,555

10.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

15

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16

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17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNTECH-06/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

FINANCIAL SERVICES SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$ 915.30	$5.41
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.71

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.14%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

Top Ten Stock Holdings[2]
JPMorgan Chase & Co.	4.9%	Willis Group Holdings plc (United Kingdom)	3.2%
The Bank of New York Mellon Corp.	4.5%	HSBC Holdings plc - ADR (United Kingdom)	3.1%
Moody’s Corp.	4.5%	ICICI Bank Ltd. - ADR (India)	3.1%
The Progressive Corp.	4.1%	GAM Holding Ltd. (Switzerland)	3.1%
The Western Union Co.	3.8%	First Niagara Financial Group, Inc.	3.1%

2 As a percentage of total investments.

2

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.2%

Financials - 81.1%
Capital Markets - 16.1%
The Bank of New York Mellon Corp.1	219,000	$5,407,110
Credit Suisse Group AG - ADR (Switzerland)	28,600	1,070,498
GAM Holding Ltd. (Switzerland)*	342,110	3,729,455
The Goldman Sachs Group, Inc.	18,300	2,402,241
Legg Mason, Inc.	120,960	3,390,509
Northern Trust Corp.	54,000	2,521,800
State Street Corp.	31,000	1,048,420

		19,570,033

Commercial Banks - 15.1%
Banco Santander S.A. - ADR (Spain)	123,000	1,291,500
Barclays plc - ADR (United Kingdom)	66,000	1,048,740
First Commonwealth Financial Corp.	423,000	2,220,750
First Financial Bancorp	80,000	1,196,000
HSBC Holdings plc - ADR (United Kingdom)	83,540	3,808,589
ICICI Bank Ltd. - ADR (India)	103,400	3,736,876
Societe Generale - ADR (France)[2]	117,550	967,436
U.S. Bancorp	105,160	2,350,326
Wilmington Trust Corp.	156,000	1,730,040

		18,350,257

Consumer Finance - 3.9%
American Express Co.	90,000	3,573,000
Discover Financial Services	83,000	1,160,340

		4,733,340

Diversified Financial Services - 13.5%
Bank of America Corp.	82,000	1,178,340
Deutsche Boerse AG (Germany)	37,000	2,265,897
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	42,400	1,633,242
JPMorgan Chase & Co.	161,000	5,894,210
Moody’s Corp.	271,000	5,398,320

		16,370,009

Insurance - 20.2%
Allianz SE (Germany)	37,000	3,703,348
The Allstate Corp.	124,000	3,562,520
Brown & Brown, Inc.	190,000	3,636,600
Principal Financial Group, Inc.	50,000	1,172,000
The Progressive Corp.	262,280	4,909,882
Willis Group Holdings plc (United Kingdom)	128,000	3,846,400
Zurich Financial Services AG (Switzerland)	16,500	3,666,326

		24,497,076

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) - 2.4%
Corporate Office Properties Trust	76,000	$2,869,760

Thrifts & Mortgage Finance - 9.9%
First Niagara Financial Group, Inc.	296,000	3,708,880
Hudson City Bancorp, Inc.	98,000	1,200,500
NewAlliance Bancshares, Inc.	318,000	3,564,780
People’s United Financial, Inc.	261,540	3,530,790

		12,004,950

Total Financials		98,395,425

Information Technology - 17.1%
IT Services - 17.1%
Automatic Data Processing, Inc.	85,550	3,444,243
Cielo S.A. (Brazil)	330,000	2,804,543
MasterCard, Inc. - Class A	13,000	2,593,890
Paychex, Inc.	90,000	2,337,300
Redecard S.A. (Brazil)	173,000	2,445,003
Visa, Inc. - Class A	36,000	2,547,000
The Western Union Co.	305,000	4,547,550

Total Information Technology		20,719,529

TOTAL COMMON STOCKS
(Identified Cost $131,766,004)		119,114,954

SHORT-TERM INVESTMENTS - 1.6%

Dreyfus Cash Management, Inc. - Institutional Shares[3], 0.13%
(Identified Cost $1,908,232)	1,908,232	1,908,232

TOTAL INVESTMENTS - 99.8%
(Identified Cost $133,674,236)		121,023,186

OTHER ASSETS, LESS LIABILITIES - 0.2%		235,952

NET ASSETS - 100%		$121,259,138

ADR - American Depository Receipt

*Non-income producing security

1The Bank of New York Mellon Corp. is the Series’ custodian.

2Latest quoted sales price is not available and the latest quoted bid price was used to value the security.

3Rate shown is the current yield as of June 30, 2010.

The accompanying notes are an integral part of the financial statements.	4

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $133,674,236) (Note 2)	$121,023,186
Receivable for securities sold	1,397,081
Dividends receivable	255,133
Receivable for fund shares sold	107,405
Foreign tax reclaims receivable	92,936

TOTAL ASSETS	122,875,741

LIABILITIES:

Accrued management fees (Note 3)	103,747
Accrued transfer agent fees (Note 3)	8,489
Accrued fund accounting and administration fees (Note 3)	2,798
Accrued Chief Compliance Officer service fees (Note 3)	829
Payable for securities purchased	1,215,411
Payable for fund shares repurchased	263,127
Other payables and accrued expenses	22,202

TOTAL LIABILITIES	1,616,603

TOTAL NET ASSETS	$121,259,138

NET ASSETS CONSIST OF:

Capital stock	$238,564
Additional paid-in-capital	241,115,298
Undistributed net investment income	1,400,624
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(108,838,498)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(12,656,850)

TOTAL NET ASSETS	$121,259,138

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($121,259,138/23,856,357 shares)	$5.08

5	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $93,703)	$2,113,947

EXPENSES:

Management fees (Note 3)	661,314
Fund accounting and administration fees (Note 3)	22,195
Transfer agent fees (Note 3)	12,420
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	53,210

Total Expenses	757,273
Less reduction of expenses (Note 3)	(758)

Net Expenses	756,515

NET INVESTMENT INCOME	1,357,432

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	1,608,421
Foreign currency and translation of other assets and liabilities	(5,782)

1,602,639

Net change in unrealized depreciation on- Investments	(14,052,150)
Foreign currency and translation of other assets and liabilities	(6,445)

(14,058,595)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(12,455,956)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,098,524)

The accompanying notes are an integral part of the financial statements.	6

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,357,432	$2,884,947
Net realized gain (loss) on investments and foreign currency	1,602,639	(42,361,984)
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(14,058,595)	57,427,697

Net increase (decrease) from operations	(11,098,524)	17,950,660

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(2,990,961)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	1,942,688	(13,914,002)

Net increase (decrease) in net assets	(9,155,836)	1,045,697

NET ASSETS:

Beginning of period	130,414,974	129,369,277

End of period (including undistributed net investment income of $1,400,624 and $43,192, respectively)	$121,259,138	$130,414,974

7	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/10			For the Years Ended			For the Period 7/1/05[1] to
	(unaudited)	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$5.55	$5.14		$9.34	$12.51	$10.70	$10.00

Income (loss) from investment operations:
Net investment income	0.06[2]	0.10[2]		0.17	0.19	0.10	0.05
Net realized and unrealized gain (loss) on investments	(0.53)	0.44		(4.19)	(2.36)	2.00	0.69

Total from investment operations	(0.47)	0.54		(4.02)	(2.17)	2.10	0.74

Less distributions to shareholders:
From net investment income	—	(0.13)		(0.18)	(0.18)	(0.11)	(0.04)
From net realized gain on investments	—	—		—	(0.82)	(0.18)	—

Total distributions to shareholders	—	(0.13)		(0.18)	(1.00)	(0.29)	(0.04)

Net asset value - End of period	$5.08	$5.55		$5.14	$9.34	$12.51	$10.70

Net assets - End of period
(000’s omitted)	$121,259	$130,415		$129,369	$220,097	$132,855	$49,674

Total return[3]	(8.47%)	10.54%		(42.98%)	(17.46%)	19.62%	7.39%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.14%[4]	1.14%		1.12%	1.15%	1.18%	1.20%	[4]
Net investment income	2.05%[4]	2.01%		2.34%	1.72%	1.14%	0.95%	[4]
Portfolio turnover	30%	98%		41%	38%	30%	6%

*The investment advisor did not impose all or a portion of its management fees, CCO fees and fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[4,5]	0.00%	[5]	N/A	N/A	N/A	0.16%	[4]
1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	8

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Financial Services Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in the financial services industry.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as Financial Services Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$119,114,954	$118,147,518	$967,436	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	1,908,232	1,908,232	—	—
Other financial instruments**	—	—	—	—

Total	$121,023,186	$120,055,750	$967,436	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

11

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $41,535,915 and $38,111,416, respectively. There were no purchases or sales of U.S. Government securities.

12

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Financial Services Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	1,561,212	$8,773,646	11,190,234	$55,137,124
Reinvested	—	—	534,460	2,895,097
Repurchased	(1,216,401)	(6,830,958)	(13,401,764)	(71,946,223)

Total	344,811	$1,942,688	(1,677,070)	$(13,914,002)

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FINANCIAL SERVICES SECURITIES

The Series may focus its investments in certain related financial services industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

13

Notes to Financial Statements (unaudited)

9.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Ordinary income	$2,990,961

For the year ended December 31, 2009, the Series elected to defer $8,331,249 of capital losses attributable to Post-October losses.

At December 31, 2009, the Series had a capital loss carryover of $101,937,888, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire as follows:

Loss Carryover	Expiration Date
$50,750,211	December 31, 2016
$51,187,677	December 31, 2017

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$133,846,236
Unrealized appreciation	$2,526,690
Unrealized depreciation	(15,349,740)

Net unrealized depreciation	$(12,823,050)

10.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

14

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNFIN-06/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

REAL ESTATE SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010*to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$1,060.30	$6.13
Hypothetical (5% return before expenses)	$1,000.00	$1,018.84	$6.01

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

Top Ten Stock Holdings[2]
BioMed Realty Trust, Inc.	5.0%	Digital Realty Trust, Inc.	3.3%
HCP, Inc.	4.7%	Host Hotels & Resorts, Inc.	3.2%
Corporate Office Properties Trust	4.5%	UDR, Inc.	3.2%
DuPont Fabros Technology, Inc.	3.7%	AvalonBay Communities, Inc.	3.1%
Apartment Investment & Management Co. - Class A	3.4%	Alexandria Real Estate Equities, Inc.	3.1%

2 As a percentage of total investments.

2

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 98.9%

Consumer Discretionary - 4.2%
Hotels, Restaurants & Leisure - 4.2%
Choice Hotels International, Inc.	61,460	$1,856,707
Hyatt Hotels Corp. - Class A*	34,690	1,286,652

Total Consumer Discretionary		3,143,359

Financials - 88.6%
Real Estate Management & Development - 0.9%
CB Richard Ellis Group, Inc. - Class A*	46,600	634,226

REITS - Apartments - 20.6%
American Campus Communities, Inc.	71,210	1,943,321
Apartment Investment & Management Co. - Class A	131,000	2,537,470
AvalonBay Communities, Inc.	25,070	2,340,786
Camden Property Trust	49,710	2,030,654
Equity Residential	30,000	1,249,200
Home Properties, Inc.	43,540	1,962,348
Mid-America Apartment Communities, Inc.	20,430	1,051,532
UDR, Inc.	127,550	2,440,031

		15,555,342

REITS - Diversified - 7.9%
Digital Realty Trust, Inc.	42,940	2,476,779
DuPont Fabros Technology, Inc.	113,500	2,787,560
Lexington Realty Trust	120,000	721,200

		5,985,539

REITS - Health Care - 15.0%
Cogdell Spencer, Inc.	303,800	2,053,688
HCP, Inc.	110,990	3,579,428
Health Care REIT, Inc.	42,020	1,769,882
Healthcare Realty Trust, Inc.	96,990	2,130,870
National Health Investors, Inc.	20,300	782,768
Omega Healthcare Investors, Inc.	52,230	1,040,944

		11,357,580

REITS - Hotels - 7.9%
DiamondRock Hospitality Co.*	79,410	652,750
Host Hotels & Resorts, Inc.	182,030	2,453,764
LaSalle Hotel Properties	47,540	977,898
Pebblebrook Hotel Trust*	100,000	1,885,000

		5,969,412

REITS - Manufactured Homes - 2.5%
Equity Lifestyle Properties, Inc.	39,030	1,882,417

REITS - Office Property - 18.9%
Alexandria Real Estate Equities, Inc.	36,920	2,339,620

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Office Property (continued)
BioMed Realty Trust, Inc.	235,710	$3,792,574
Boston Properties, Inc.	32,120	2,291,441
Corporate Office Properties Trust	90,740	3,426,342
Douglas Emmett, Inc.	101,000	1,436,220
Mack-Cali Realty Corp.	33,400	992,982

		14,279,179

REITS - Regional Malls - 3.0%
Simon Property Group, Inc.	28,000	2,261,000

REITS - Shopping Centers - 6.3%
Acadia Realty Trust	64,750	1,089,095
Equity One, Inc.	43,000	670,800
Tanger Factory Outlet Centers	50,110	2,073,552
Westfield Group (Australia)	87,740	899,557

		4,733,004

REITS - Single Tenant - 5.6%
National Retail Properties, Inc.	93,700	2,008,928
Realty Income Corp.	73,920	2,241,994

		4,250,922

Total Financials		66,908,621

Telecommunication Services - 5.3%
Wireless Telecommunication Services - 5.3%
American Tower Corp. - Class A*	31,490	1,401,305
Crown Castle International Corp.*	35,040	1,305,590
SBA Communications Corp. - Class A*	39,020	1,327,070

Total Telecommunication Services		4,033,965

Utilities - 0.8%
Electric Utilities - 0.8%
Prime Infrastructure Group (Australia)	216,000	592,727

TOTAL COMMON STOCKS
(Identified Cost $69,143,968)		74,678,672

MUTUAL FUNDS - 0.4%
iShares Dow Jones US Real Estate Index Fund
(Identified Cost $299,071)	6,600	311,586

SHORT-TERM INVESTMENTS - 0.7%
Dreyfus Cash Management, Inc. - Institutional Shares[1] , 0.13%
(Identified Cost $554,674)	554,674	554,674

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

Value (Note 2)
TOTAL INVESTMENTS - 100.0%
(Identified Cost $69,997,713)	$75,544,932
LIABILITIES, LESS OTHER ASSETS - 0.0%**	(4,156)

NET ASSETS - 100%	$75,540,776

REITS - Real Estate Investment Trusts

*Non-income producing security

**Less than 0.01%

1 Rate shown is the current yield as of June 30, 2010.

The accompanying notes are an integral part of the financial statements.	5

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $69,997,713) (Note 2)	$75,544,932
Cash	2,826
Dividends receivable	293,968
Receivable for fund shares sold	50,309

TOTAL ASSETS	75,892,035

LIABILITIES:

Accrued management fees (Note 3)	64,420
Accrued transfer agent fees (Note 3)	4,309
Accrued directors’ fees (Note 3)	2,833
Accrued fund accounting and administration fees (Note 3)	1,877
Accrued Chief Compliance Officer service fees (Note 3)	706
Payable for fund shares repurchased	248,191
Audit fees payable	24,995
Other payables and accrued expenses	3,928

TOTAL LIABILITIES	351,259

TOTAL NET ASSETS	$75,540,776

NET ASSETS CONSIST OF:

Capital stock	$67,144
Additional paid-in-capital	67,430,241
Undistributed net investment income	839,429
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	1,657,091
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	5,546,871

TOTAL NET ASSETS	$75,540,776

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($75,540,776/6,714,375 shares)	$11.25

6	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $1,173)	$1,275,285

EXPENSES:

Management fees (Note 3)	375,235
Fund accounting and administration fees (Note 3)	18,151
Transfer agent fees (Note 3)	10,601
Directors’ fees (Note 3)	6,122
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	44,715

Total Expenses	456,585
Less reduction of expenses (Note 3)	(6,303)

Net Expenses	450,282

NET INVESTMENT INCOME	825,003

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	1,584,372
Foreign currency and translation of other assets and liabilities	1,190

1,585,562

Net change in unrealized appreciation (depreciation) on-
Investments	1,852,630
Foreign currency and translation of other assets and liabilities	(348)

1,852,282

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	3,437,844

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,262,847

The accompanying notes are an integral part of the financial statements.	7

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Period 11/10/09[1] to 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$ 825,003	$ 118,419
Net realized gain on investments and foreign currency	1,585,562	112,303
Net change in unrealized appreciation (depreciation) on investments and foreign currency	1,852,282	3,694,589

Net increase from operations	4,262,847	3,925,311

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(103,993)
From net realized gain on investments	—	(40,774)

Total distributions to shareholders	—	(144,767)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	2,099,343	65,398,042

Net increase in net assets	6,362,190	69,178,586

NET ASSETS:

Beginning of period	69,178,586	—

End of period (including undistributed net investment income of $839,429 and $14,426, respectively)	$ 75,540,776	$ 69,178,586

1Commencement of operations.

8	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/10 (unaudited)	For the Period 11/10/09[1] to 12/31/09
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.61	$10.00

Income from investment operations:
Net investment income[2]	0.12	0.02
Net realized and unrealized gain on investments	0.52	0.62

Total from investment operations	0.64	0.64

Less distributions to shareholders:
From net investment income	—	(0.02)
From net realized gain on investments	—	(0.01)

Total distributions to shareholders	—	(0.03)

Net asset value - End of period	$11.25	$10.61

Net assets - End of period (000’s omitted)	$75,541	$69,179

Total return[3]	6.03%	6.36%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.20%[4]	1.20%[4]
Net investment income	2.20%[4]	1.43%[4]
Portfolio turnover	12%	3%

* The investment advisor did not impose all or a portion of its management fees, and other fees in some periods and in some periods paid a portion of the series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.02%[4]	0.38%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.	9

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Real Estate Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies in real estate-based industries.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as Real Estate Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$74,678,672	$74,678,672	$—	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	866,260	866,260	—	—
Other financial instruments**	—	—	—	—

Total	$75,544,932	$75,544,932	$—	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

11

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for period ended December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other (continued)

assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. Accordingly, the Advisor waived fees of $5,545 for the six months ended June 30, 2010, which is included as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2010, the Advisor voluntarily waived additional fees of $758, which is also included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expense that has been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $11,862,218 and $8,710,400, respectively. There were no purchases or sales of U.S. Government securities.

13

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Real Estate Series were:

	For the Six Months Ended 6/30/10		For the period 11/10/09 (commencement of operations) to 12/31/09
	Shares	Amount	Shares	Amount
Sold	521,042	$5,833,446	6,617,571	$66,420,562
Reinvested	—	—	13,571	139,922
Repurchased	(324,570)	(3,734,103)	(113,239)	(1,162,442)

Total	196,472	$2,099,343	6,517,903	$65,398,042

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	REAL ESTATE SECURITIES

The Series may focus its investments in certain related real estate industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

14

Notes to Financial Statements (unaudited)

9.	FEDERAL INCOME TAX INFORMATION (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the period November 10, 2009 (commencement of operations) to December 31, 2009 were as follows:

Ordinary income	$103,993
Long-term capital gains	40,774

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$69,997,713
Unrealized appreciation	$6,653,503
Unrealized depreciation	(1,106,284)

Net unrealized appreciation	$5,547,219

10.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

15

This Page Intentionally Left Blank

16

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17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNRE-06/10-SAR

MANNING
&NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

INTERNATIONAL SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$899.90	$5.32
Hypothetical (5% return before expenses)	$1,000.00	$1,019.19	$5.66

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.13%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

2

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 92.3%

Consumer Discretionary - 9.9%
Auto Components - 1.6%
Hankook Tire Co. Ltd. (South Korea)	178,870	$4,091,293

Automobiles - 1.3%
Hero Honda Motors Ltd. (India)	42,450	1,872,342
Maruti Suzuki India Ltd. (India)	44,940	1,377,615

		3,249,957

Household Durables - 3.0%
Corporacion Geo S.A.B. de C.V. - Class B (Mexico)*	783,010	2,089,351
LG Electronics, Inc. (South Korea)	32,640	2,510,841
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	43,537	364,698
Rodobens Negocios Imobiliarios S.A. (Brazil)	367,000	2,389,058

		7,353,948

Media - 2.2%
Reed Elsevier plc - ADR (United Kingdom)	60,311	1,767,112
Societe Television Francaise 1 (France)	108,530	1,430,017
Wolters Kluwer N.V. (Netherlands)	114,447	2,207,740

		5,404,869

Multiline Retail - 1.2%
PPR (France)	22,930	2,875,503

Specialty Retail - 0.6%
Komeri Co. Ltd. (Japan)	67,000	1,514,822

Total Consumer Discretionary		24,490,392

Consumer Staples - 18.1%
Beverages - 2.8%
Diageo plc (United Kingdom)	162,810	2,578,494
Kirin Holdings Co. Ltd. (Japan)	215,000	2,728,383
United Spirits Ltd. (India)	57,400	1,619,299

		6,926,176

Food & Staples Retailing - 6.1%
Carrefour S.A. (France)	165,082	6,609,255
Casino Guichard-Perrachon S.A. (France)	34,170	2,606,541
President Chain Store Corp. (Taiwan)	702,320	2,078,665
Tesco plc (United Kingdom)	667,410	3,789,767

		15,084,228

Food Products - 6.7%
Danone S.A. (France)	40,012	2,162,652
IOI Corp. Berhad (Malaysia)	560,800	867,833
Nestle S.A. (Switzerland)	105,220	5,095,778
Suedzucker AG (Germany)	90,690	1,645,763

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food Products (continued)
Unilever plc - ADR (United Kingdom)	261,230	$6,982,678

		16,754,704

Household Products - 2.5%
Hindustan Unilever Ltd. (India)	250,540	1,443,255
Kao Corp. (Japan)	47,000	1,112,605
Reckitt Benckiser Group plc (United Kingdom)	78,270	3,662,657

		6,218,517

Total Consumer Staples		44,983,625

Energy - 3.6%
Oil, Gas & Consumable Fuels - 3.6%
Royal Dutch Shell plc - Class B (Netherlands)	88,430	2,154,928
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	4,238,018
Total S.A. (France)	56,580	2,557,572

Total Energy		8,950,518

Financials - 13.9%
Capital Markets - 0.7%
Daiwa Securities Group, Inc. (Japan)	98,000	418,979
Nomura Holdings, Inc. (Japan)	78,900	436,375
OSK Holdings Berhad (Malaysia)	2,089,500	826,119
OSK Ventures International Berhad (Malaysia)*	202,575	29,408

		1,710,881

Commercial Banks - 4.8%
Axis Bank Ltd. (India)	67,600	1,808,295
BNP Paribas (France)	28,330	1,550,986
The Chugoku Bank Ltd. (Japan)	137,000	1,626,986
Credit Agricole S.A. (France)	63,090	666,188
The Hachijuni Bank Ltd. (Japan)	244,000	1,382,616
Hong Leong Financial Group Berhad (Malaysia)	816,800	2,121,788
Mitsubishi UFJ Financial Group, Inc. (Japan)	170,000	778,714
Royal Bank of Scotland Group plc (United Kingdom)*	277,092	171,521
Societe Generale (France)	15,410	646,355
The Sumitomo Trust & Banking Co. Ltd. (Japan)	247,000	1,276,695

		12,030,144

Diversified Financial Services - 0.2%
ING Groep N.V. (Netherlands)*	65,395	493,885

Insurance - 6.2%
Allianz SE (Germany)	40,870	4,090,698
Amil Participacoes S.A. (Brazil)	350,000	2,840,720
AXA S.A. (France)	56,372	878,572

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Financials (continued)
Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe) (Germany)	40,610	$5,132,366
Zurich Financial Services AG (Switzerland)	10,500	2,333,117

		15,275,473

Real Estate Investment Trusts (REITS) - 1.2%
Alstria Office REIT AG (Germany)	313,480	2,990,051

Real Estate Management & Development - 0.0%**
OSK Property Holdings Berhad (Malaysia)	243,091	39,796

Thrifts & Mortgage Finance - 0.8%
Aareal Bank AG (Germany)*	115,790	1,950,459

Total Financials		34,490,689

Health Care - 13.1%
Health Care Equipment & Supplies - 0.8%
Straumann Holding AG (Switzerland)	8,894	1,933,353

Health Care Providers & Services - 1.7%
OdontoPrev S.A. (Brazil)*	123,000	4,252,188

Pharmaceuticals - 10.6%
AstraZeneca plc (United Kingdom)	27,960	1,323,849
AstraZeneca plc - ADR (United Kingdom)	46,350	2,184,476
Bayer AG (Germany)	187,350	10,538,667
GlaxoSmithKline plc (United Kingdom)	172,980	2,954,073
Novartis AG - ADR (Switzerland)	49,000	2,367,680
Sanofi-Aventis S.A. (France)	26,423	1,600,385
Shire plc (Ireland)	195,160	4,006,421
Takeda Pharmaceutical Co. Ltd. (Japan)	34,900	1,507,866

		26,483,417

Total Health Care		32,668,958

Industrials - 17.3%
Airlines - 1.1%
Deutsche Lufthansa AG (Germany)*	206,580	2,877,306

Commercial Services & Supplies - 2.5%
Taiwan Secom Co. Ltd. (Taiwan)	777,210	1,221,515
Tomra Systems ASA (Norway)	1,189,080	4,988,188

		6,209,703

Construction & Engineering - 0.6%
Larsen & Toubro Ltd. (India)	41,270	1,607,393

Electrical Equipment - 5.2%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	138,000	2,384,640
Alstom S.A. (France)	97,560	4,471,420

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Industrials (continued)
Electrical Equipment (continued)
Bharat Heavy Electricals Ltd. (India)	30,080	$1,593,019
Schneider Electric S.A. (France)	26,590	2,719,609
Teco Electric and Machinery Co. Ltd. (Taiwan)	4,084,000	1,690,466

		12,859,154

Industrial Conglomerates - 3.4%
Siemens AG (Germany)	92,300	8,354,586

Machinery - 0.9%
FANUC Ltd. (Japan)	19,400	2,224,917

Road & Rail - 2.3%
All America Latina Logistica S.A. (Brazil)	722,000	5,644,000

Transportation Infrastructure - 1.3%
Malaysia Airports Holdings Berhad (Malaysia)	2,148,700	3,318,456

Total Industrials		43,095,515

Information Technology - 4.9%
Communications Equipment - 0.3%
D-Link Corp. (Taiwan)	1,120,606	856,197

Electronic Equipment, Instruments & Components - 1.1%
Keyence Corp. (Japan)	6,845	1,600,250
Yageo Corp. (Taiwan)	2,931,000	1,194,968

		2,795,218

IT Services - 1.0%
Cap Gemini S.A. (France)	56,320	2,499,675

Semiconductors & Semiconductor Equipment - 1.1%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	275,315	2,687,074

Software - 1.4%
SAP AG (Germany)	76,970	3,452,431

Total Information Technology		12,290,595

Materials - 1.7%
Chemicals - 1.1%
Arkema S.A. (France)	1,229	43,118
BASF SE (Germany)	47,000	2,592,655

		2,635,773

Construction Materials - 0.6%
Taiwan Cement Corp. (Taiwan)	1,899,827	1,614,157

Total Materials		4,249,930

Telecommunication Services - 5.5%
Diversified Telecommunication Services - 4.0%
France Telecom S.A. (France)	155,920	2,723,681

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)
Telecommunication Services (continued)
Diversified Telecommunication Services (continued)
France Telecom S.A. - ADR (France)	38,800	$671,628
Swisscom AG - ADR (Switzerland)[1]	106,400	3,580,360
Telefonica S.A. - ADR (Spain)	22,850	1,268,860
Telenor ASA - ADR (Norway)[1]	45,480	1,711,412

		9,955,941

Wireless Telecommunication Services - 1.5%
Digi.Com Berhad (Malaysia)	284,200	2,019,027
SK Telecom Co. Ltd. - ADR (South Korea)	114,190	1,682,019

		3,701,046

Total Telecommunication Services		13,656,987

Utilities - 4.3%
Electric Utilities - 1.8%
E.ON AG (Germany)	164,441	4,460,112

Multi-Utilities - 1.5%
GDF Suez (France)	51,850	1,490,015
National Grid plc (United Kingdom)	286,530	2,101,990

		3,592,005

Water Utilities - 1.0%
Cia de Saneamento de Minas Gerais - Copasa MG (Brazil)*	182,000	2,520,776

Total Utilities		10,572,893

TOTAL COMMON STOCKS
(Identified Cost $237,128,268)		229,450,102

SHORT-TERM INVESTMENTS - 7.6%

Dreyfus Cash Management, Inc. - Institutional Shares[2] , 0.13%
(Identified Cost $18,868,206)	18,868,206	18,868,206

TOTAL INVESTMENTS - 99.9%
(Identified Cost $255,996,474)		248,318,308
OTHER ASSETS, LESS LIABILITIES - 0.1%		321,574

NET ASSETS - 100%		$248,639,882

ADR - American Depository Receipt

*	Non-income producing security
**	Less than 0.1%.
[1]	Latest quoted sales price is not available and the latest quoted bid price was used to value the security.
[2]	Rate shown is the current yield as of June 30, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

Germany - 19.3%; France - 15.4%; United Kingdom - 11.1%.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets & Liabilities (unaudited)

June 30, 2010

Investments, at value (identified cost $255,996,474) (Note 2)	$248,318,308
Foreign currency, at value (cost $89,638)	89,305
Foreign tax reclaims receivable	468,192
Dividends receivable	430,471
Receivable for fund shares sold	186,922
Prepaid and other expenses	2,616

TOTAL ASSETS	249,495,814

LIABILITIES:

Accrued management fees (Note 3)	205,683
Accrued transfer agent fees (Note 3)	9,198
Accrued fund accounting and administration fees (Note 3)	3,653
Accrued Chief Compliance Officer service fees (Note 3)	820
Payable for fund shares repurchased	481,348
Accrued capital gains tax payable (Note 2)	155,230

TOTAL LIABILITIES	855,932

TOTAL NET ASSETS	$248,639,882

NET ASSETS CONSIST OF:

Capital stock	$329,419
Additional paid-in-capital	247,594,850
Undistributed net investment income	3,480,678
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	5,100,844
Net unrealized depreciation on investments (net of accrued capital gains tax of $155,230), foreign currency and translation of other assets and liabilities	(7,865,909)

TOTAL NET ASSETS	$248,639,882

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($248,639,882/32,941,852 shares)	$7.55

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $637,225)	$5,398,259

EXPENSES:

Management fees (Note 3)	1,287,968
Fund accounting and administration fees (Note 3)	30,999
Transfer agent fees (Note 3)	12,989
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	116,665

Total Expenses	1,456,755
Less reduction of expenses (Note 3)	(758)

Net Expenses	1,455,997

NET INVESTMENT INCOME	3,942,262

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments (net of foreign capital gains tax of $99,848) (Note 2)	4,107,383
Foreign currency, and translation of other assets and liabilities	(81,228)

4,026,155

Net change in unrealized depreciation on- Investments (net of change in accrued capital gains tax of $120,974)	(34,977,508)
Foreign currency, and translation of other assets and liabilities	(38,059)

(35,015,567)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(30,989,412)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(27,047,150)

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,942,262	$3,790,908
Net realized gain on investments and foreign currency	4,026,155	8,560,500
Net change in unrealized appreciation (depreciation) on investments (net of change in accrued capital gains tax of $120,974 and $34,256, respectively) and foreign currency	(35,015,567)	48,051,482

Net increase (decrease) from operations	(27,047,150)	60,402,890

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(4,479,987)
From net realized gain on investments	—	(7,507,773)

Total distributions to shareholders	—	(11,987,760)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	8,586,632	36,412,740

Net increase (decrease) in net assets	(18,460,518)	84,827,870

NET ASSETS:

Beginning of period	267,100,400	182,272,530

End of period (including undistributed net investment income of $3,480,678 and accumulated net investment loss of $461,584, respectively)	$248,639,882	$267,100,400

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/10	For the Years Ended
	(unaudited)	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.39	$6.57		$10.87	$9.84	$9.90	$9.52

Income (loss) from investment operations:
Net investment income	0.12[1]	0.14[1]		0.22	0.15	0.15	0.11
Net realized and unrealized gain (loss) on investments	(0.96)	2.10		(3.82)	1.12	2.01	1.21

Total from investment operations	(0.84)	2.24		(3.60)	1.27	2.16	1.32

Less distributions to shareholders:
From net investment income	—	(0.16)		(0.21)	(0.14)	(0.15)	(0.11)
From net realized gain on investments	—	(0.26)		(0.49)	(0.10)	(2.07)	(0.83)

Total distributions to shareholders	—	(0.42)		(0.70)	(0.24)	(2.22)	(0.94)

Net asset value - End of period	$7.55	$8.39		$6.57	$10.87	$9.84	$9.90

Net assets - End of period
(000’s omitted)	$248,640	$267,100		$182,273	$270,080	$215,981	$193,168

Total return[2]	(10.01%)	34.23%		(33.25%)	13.01%	21.96%	13.99%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.13%[3]	1.15%		1.15%	1.16%	1.18%	1.24%
Net investment income	3.06%[3]	1.90%		2.49%	1.47%	1.39%	1.10%
Portfolio turnover	10%	17%		9%	20%	30%	35%

*The investment advisor did not impose all of its management fees, CCO fees and fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[3,4]	0.00%	[4]	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series resumed offering shares directly to investors on May 18, 2004, as it had done previously from time to time. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as International Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$229,450,102	$224,158,330	$5,291,772	$—
Preferred securities	—	—	—	—
Debt securities	—	—	—	—
Mutual funds	18,868,206	18,868,206	—	—
Other financial instruments**	—	—	—	—

Total	$248,318,308	$243,026,536	$5,291,772	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the last quoted bid price was used to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

14

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expense that has been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $25,011,565 and $23,490,364, respectively. There were no purchases or sales of U.S. Government securities.

15

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of International Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	2,561,562	$20,316,580	6,129,853	$48,093,794
Reinvested	—	—	1,415,130	11,706,962
Repurchased	(1,461,862)	(11,729,948)	(3,449,201)	(23,388,016)

Total	1,099,700	$8,586,632	4,095,782	$36,412,740

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Ordinary income	$11,987,760

For the year ended December 31, 2009, the Series elected to defer $146,329 and $22,282 of capital and currency losses, respectively, attributable to Post-October losses.

16

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$255,996,474
Unrealized appreciation	$26,563,010
Unrealized depreciation	(34,241,176)

Net unrealized depreciation	$(7,678,166)

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNINT-06/10-SAR

MANNING & NAPIER FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

WORLD OPPORTUNITIES SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$885.50	$5.24
Hypothetical (5% return before expenses)	$1,000.00	$1,019.24	$5.61

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.12%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

2

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS - 97.0%

Consumer Discretionary - 11.2%
Automobiles - 2.2%
Bayerische Motoren Werke AG (BMW) (Germany)	1,752,300	$85,851,472
Suzuki Motor Corp. (Japan)	1,290,200	25,639,104

		111,490,576

Hotels, Restaurants & Leisure - 0.3%
Club Mediterranee S.A. (France)*	852,070	12,774,381

Leisure Equipment & Products - 0.5%
Sankyo Co. Ltd. (Japan)	573,200	26,094,328

Media - 5.8%
Grupo Televisa S.A. - ADR (Mexico)	4,136,240	72,011,939
Mediaset S.p.A. (Italy)	4,111,660	23,581,106
Reed Elsevier plc (United Kingdom)	7,692,400	57,351,065
Societe Television Francaise 1 (France)	8,054,970	106,134,198
Virgin Media, Inc. (United States)	1,525,230	25,456,089

		284,534,397

Multiline Retail - 1.3%
Marks & Spencer Group plc (United Kingdom)	13,137,700	65,129,059

Textiles, Apparel & Luxury Goods - 1.1%
Adidas AG (Germany)	1,102,590	53,763,667

Total Consumer Discretionary		553,786,408

Consumer Staples - 14.0%
Beverages - 3.1%
Cia de Bebidas das Americas - ADR (Brazil)	439,040	44,347,430
Heineken N.V. (Netherlands)	2,532,650	107,994,406

		152,341,836

Food & Staples Retailing - 4.9%
Carrefour S.A. (France)	3,017,720	120,818,031
Tesco plc (United Kingdom)	21,822,970	123,917,795

		244,735,826

Food Products - 6.0%
Danone S.A. (France)	1,476,360	79,797,388
Nestle S.A. (Switzerland)	2,293,350	111,066,355
Unilever plc - ADR (United Kingdom)	3,896,910	104,164,404

		295,028,147

Total Consumer Staples		692,105,809

Energy - 9.4%
Energy Equipment & Services - 5.9%
Calfrac Well Services Ltd. (Canada)	1,296,670	23,812,783
Compagnie Generale de Geophysique - Veritas (CGG - Veritas) (France)*	4,693,170	84,651,068

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Ltd. (United States)	1,598,520	$88,462,097
Trican Well Service Ltd. (Canada)[1]	7,415,430	94,943,695

		291,869,643

Oil, Gas & Consumable Fuels - 3.5%
Cameco Corp. (Canada)	1,586,190	33,754,123
Talisman Energy, Inc. (Canada)	6,488,650	98,132,793
Uranium One, Inc. (Canada)*	17,130,530	41,677,773

		173,564,689

Total Energy		465,434,332

Financials - 6.5%
Commercial Banks - 1.1%
HSBC Holdings plc (United Kingdom)	5,796,780	53,282,210

Diversified Financial Services - 2.6%
Deutsche Boerse AG (Germany)	1,674,730	102,561,239
Financiere Marc de Lacharriere S.A. (Fimalac) (France)	710,101	27,352,990

		129,914,229

Insurance - 2.8%
Allianz SE (Germany)	855,040	85,581,374
Willis Group Holdings plc (United Kingdom)	1,760,430	52,900,921

		138,482,295

Total Financials		321,678,734

Health Care - 14.9%
Biotechnology - 1.6%
CSL Ltd. (Australia)	2,351,280	64,482,085
Grifols S.A. (Spain)	1,269,496	13,097,654

		77,579,739

Health Care Equipment & Supplies - 4.3%
Cochlear Ltd. (Australia)	872,270	54,568,282
Covidien plc (Ireland)	1,715,940	68,946,469
Nobel Biocare Holding AG (Switzerland)	2,200,746	38,181,519
Straumann Holding AG (Switzerland)	243,248	52,876,566

		214,572,836

Health Care Providers & Services - 4.9%
BML, Inc. (Japan)	829,800	18,901,965
Bumrungrad Hospital Public Co. Ltd. - NVDR (Thailand)	35,555,100	34,029,271
Diagnosticos da America S.A. (Brazil)*	5,072,850	47,721,326

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Health Care (continued)
Health Care Providers & Services (continued)
Sonic Healthcare Ltd. (Australia)	16,077,890	$141,155,239

		241,807,801

Life Sciences Tools & Services - 3.2%
Lonza Group AG (Switzerland)	2,338,292	156,739,432

Pharmaceuticals - 0.9%
Santen Pharmaceutical Co. Ltd. (Japan)	1,230,500	44,465,843

Total Health Care		735,165,651

Industrials - 20.0%
Aerospace & Defense - 1.6%
Empresa Brasileira de Aeronautica S.A. (Embraer) - ADR (Brazil)	3,821,100	80,052,045

Air Freight & Logistics - 3.2%
TNT N.V. (Netherlands)	6,214,430	157,914,126

Airlines - 3.0%
Ryanair Holdings plc - ADR (Ireland)*	4,183,630	113,334,536
Singapore Airlines Ltd. (Singapore)	3,062,800	31,956,607

		145,291,143

Electrical Equipment - 6.0%
ABB Ltd. (Asea Brown Boveri) - ADR (Switzerland)	6,704,090	115,846,675
Gamesa Corporacion Tecnologica S.A. (Spain)	3,402,700	29,534,783
Nexans S.A. (France)	716,640	42,270,508
Trina Solar Ltd. - ADR (China)*	2,552,410	44,105,645
Yingli Green Energy Holding Co. Ltd.- ADR (China)*	6,065,350	61,745,263

		293,502,874

Industrial Conglomerates - 2.2%
Siemens AG (Germany)	1,216,990	110,156,525

Professional Services - 2.3%
Adecco S.A. (Switzerland)	1,634,529	78,477,410
Randstad Holding N.V. (Netherlands)	912,909	36,208,916

		114,686,326

Road & Rail - 1.7%
All America Latina Logistica S.A. (Brazil)	5,379,340	42,051,240
Canadian National Railway Co. (Canada)	734,340	42,136,429

		84,187,669

Total Industrials		985,790,708

Information Technology - 18.2%
Communications Equipment - 1.5%
Alcatel-Lucent - ADR (France)*	29,070,460	73,838,969

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

COMMON STOCKS (continued)

Information Technology (continued)
IT Services - 7.7%
Accenture plc - Class A (Ireland)	1,378,690	$53,286,368
Amdocs Ltd. (Guernsey)*	7,661,380	205,708,053
Cielo S.A. (Brazil)	7,249,150	61,607,735
Redecard S.A. (Brazil)	4,197,550	59,323,823

		379,925,979

Semiconductors & Semiconductor Equipment - 4.3%
Advantest Corp. (Japan)	4,859,300	103,544,887
Sumco Corp. (Japan)*	2,998,400	50,496,156
Tokyo Electron Ltd. (Japan)	1,041,080	57,167,261

		211,208,304

Software - 4.7%
Misys plc (United Kingdom)	19,995,418	69,907,767
SAP AG - ADR (Germany)	1,827,900	80,975,970
Shanda Interactive Entertainment Ltd. - ADR (China)*	579,532	22,990,034
Square Enix Holdings Co. Ltd. (Japan)	2,862,700	53,164,660
UbiSoft Entertainment S.A. (France)*	638,406	4,833,168

		231,871,599

Total Information Technology		896,844,851

Materials - 1.2%
Chemicals - 1.0%
Johnson Matthey plc (United Kingdom)	2,087,070	46,587,210

Paper & Forest Products - 0.2%
Norbord, Inc. (Canada)*	1,120,342	11,976,414

Total Materials		58,563,624

Telecommunication Services - 1.6%
Wireless Telecommunication Services - 1.6%
SK Telecom Co. Ltd. - ADR (South Korea)	5,160,950	76,020,793

TOTAL COMMON STOCKS
(Identified Cost $5,138,068,946)		4,785,390,910

PREFERRED STOCKS - 1.0%

Consumer Staples - 1.0%
Household Products - 1.0%
Henkel AG & Co. KGaA (Germany)
(Identified Cost $36,696,378)	1,048,140	51,397,004

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)

SHORT-TERM INVESTMENTS - 1.5%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.13%
(Identified Cost $72,828,148)	72,828,148	$72,828,148

TOTAL INVESTMENTS - 99.5%
(Identified Cost $5,247,593,472)		4,909,616,062
OTHER ASSETS, LESS LIABILITIES - 0.5%		26,233,147

NET ASSETS - 100%		$4,935,849,209

ADR - American Depository Receipt

NVDR - Non-Voting Depository Receipt

*	Non-income producing security
[1]	Affiliated company as defined by the Investment Company Act of 1940 (see Note 2 to the financial statements).
[2]	Rate shown is the current yield as of June 30, 2010.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom - 11.6%; Germany - 11.5%; Switzerland - 11.2%; France - 11.2%.

7	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $5,247,593,472) (Note 2)	$4,909,616,062
Cash	690,204
Foreign currency, at value (cost $20,967)	22,615
Receivable for fund shares sold	18,175,137
Receivable for securities sold	11,554,884
Dividends receivable	9,475,271
Foreign tax reclaims receivable	4,789,831

TOTAL ASSETS	4,954,324,004

LIABILITIES:

Accrued management fees (Note 3)	4,271,869
Accrued transfer agent fees (Note 3)	879,750
Accrued fund accounting and administration fees (Note 3)	62,359
Accrued Chief Compliance Officer service fees (Note 3)	820
Payable for fund shares repurchased	13,160,820
Other payables and accrued expenses	99,177

TOTAL LIABILITIES	18,474,795

TOTAL NET ASSETS	$4,935,849,209

NET ASSETS CONSIST OF:

Capital stock	$6,861,922
Additional paid-in-capital	5,250,991,800
Undistributed net investment income	41,238,330
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(25,198,055)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(338,044,788)

TOTAL NET ASSETS	$4,935,849,209

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($4,935,849,209/686,192,169 shares)	$7.19

The accompanying notes are an integral part of the financial statements.	8

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $8,289,555)	$68,486,707

EXPENSES:

Management fees (Note 3)	26,546,194
Transfer agent fees (Note 3)	1,986,092
Fund accounting and administration fees (Note 3)	361,119
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	911,768

Total Expenses	29,813,307
Less reduction of expenses (Note 3)	(758)

Net Expenses	29,812,549

NET INVESTMENT INCOME	38,674,158

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized loss on-
Investments	(15,460,285)
Foreign currency and translation of other assets and liabilities	(525,875)

(15,986,160)

Net change in unrealized appreciation (depreciation) on-
Investments	(682,365,442)
Foreign currency and translation of other assets and liabilities	(164,536)

(682,529,978)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(698,516,138)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(659,841,980)

9	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$38,674,158	$16,004,364
Net realized gain (loss) on investments and foreign currency	(15,986,160)	32,401,977
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(682,529,978)	859,900,733

Net increase (decrease) from operations	(659,841,980)	908,307,074

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(30,333,272)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	678,231,765	2,699,428,129

Net increase in net assets	18,389,785	3,577,401,931

NET ASSETS:

Beginning of period	4,917,459,424	1,340,057,493

End of period (including undistributed net investment income of $41,238,330 and $2,564,172, respectively)	$4,935,849,209	$4,917,459,424

The accompanying notes are an integral part of the financial statements.	10

Financial Highlights

	For the Six Months Ended 6/30/10 (unaudited)	For the Years Ended
		12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.12	$5.88	$10.07	$9.58	$8.46	$8.33

Income (loss) from investment operations:
Net investment income	0.06[1]	0.04 [1]	0.10	0.05	0.12	0.07
Net realized and unrealized gain (loss) on investments	(0.99)	2.26	(4.08)	1.36	2.71	0.87

Total from investment operations	(0.93)	2.30	(3.98)	1.41	2.83	0.94

Less distributions to shareholders:
From net investment income	—	(0.06)	(0.03)	(0.05)	(0.14)	(0.07)
From net realized gain on investments	—	—	(0.18)	(0.87)	(1.57)	(0.74)

Total distributions to shareholders	—	(0.06)	(0.21)	(0.92)	(1.71)	(0.81)

Net asset value - End of period	$7.19	$8.12	$5.88	$10.07	$9.58	$8.46

Net assets - End of period (000’s omitted)	$4,935,849	$4,917,459	$1,340,057	$841,864	$317,121	$206,636

Total return[2]	(11.45%)	39.12%	(40.07% )	15.13%	33.88%	11.33%
Ratios (to average net assets)/
Supplemental Data:
Expenses*	1.12%[3]	1.17%	1.16%	1.14%	1.16%	1.21%
Net investment income	1.46%[3]	0.60%	2.17%	0.75%	1.35%	0.95%
Portfolio turnover	18%	42%	34%	49%	64%	46%

*The investment advisor did not impose all of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[3,4]	0.00%[4]	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total returns would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

11	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Series is authorized to issue five classes of shares (Class A, B, D, E and Z). Currently, only Class A shares have been issued. Each class of shares is substantially the same, except that class-specific distribution and shareholder servicing expenses are borne by the specific class of shares to which they relate.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 2.5 billion have been designated as World Opportunities Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities,

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments.) The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$4,785,390,910	$4,785,390,910	$—	$—
Preferred securities	51,397,004	51,397,004	—	—
Debt securities	—	—	—	—
Mutual funds	72,828,148	72,828,148	—	—
Other financial instruments**	—	—	—	—

Total	$4,909,616,062	$4,909,616,062	$—	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Affiliated Companies

The 1940 Act defines “affiliated companies” to include securities in which a series owns 5% or more of the outstanding voting securities of the issuer. The following transactions were effected in shares of Calfrac Well Services Ltd. (Canada) and Trican Well Service Ltd. (Canada) for the six months ended June 30, 2010:

Name of Issuer	Number of Shares Held as of 12/31/09	Gross Additions	Gross Reductions	Number of Shares Held as of 6/30/10	Value as of 6/30/10	Investment Income	Realized Gain
Calfrac Well Service Ltd. (Canada)*	3,375,150	—	2,078,480	1,296,670	$23,812,783	$—	$6,107,092
Trican Well Service Ltd. (Canada)	7,415,430	—	—	7,415,430	$94,943,695	$304,808	$—

* Security was an affiliated company for the period December 31, 2009 through April 16, 2010.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expense that has been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

15

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,767,418,775 and $874,665,454, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in Class A shares of World Opportunities Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	215,549,306	$1,709,991,255	473,021,745	$3,314,846,649
Reinvested	—	—	2,714,538	21,626,348
Repurchased	(134,840,790)	(1,031,759,490)	(98,321,062)	(637,044,868)

Total	80,708,516	$678,231,765	377,415,221	$2,699,428,129

Approximately 3% of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

16

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Ordinary income	$30,333,272

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$5,307,879,992
Unrealized appreciation	$190,558,306
Unrealized depreciation	(588,822,236)

Net unrealized depreciation	$(398,263,930)

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNWO-06/10-SAR

MANNING & NAPIER

FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

OHIO TAX EXEMPT SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$1,023.60	$4.26
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.85%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

2

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES - 97.0%
Akron, Various Purposes Impt., G.O. Bond	4.250%	12/1/2028	AA2	$ 200,000	$ 196,978
American Municipal Power-Ohio, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond	5.250%	2/15/2023	A1	150,000	161,272
Avon, Public Impt., Series B, G.O. Bond	5.000%	12/1/2023	Aa1	100,000	110,027
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A1	200,000	226,730
Bedford Heights, Series A, G.O. Bond, AMBAC	5.650%	12/1/2014	Aa3	25,000	26,993
Big Walnut Local School District, Delaware County, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2029	Aa2	200,000	202,150
Brunswick, Limited Tax, Capital Impt., G.O. Bond	4.000%	12/1/2025	Aa2	100,000	98,987
Butler County, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa1	110,000	128,172
Canal Winchester Local School District, G.O. Bond, AGM	4.250%	12/1/2027	Aa3	500,000	497,550
Canal Winchester Local School District, Prerefunded Balance, Series B, G.O. Bond, NATL	5.000%	12/1/2025	A1	355,000	408,339
Cincinnati City School District, G.O. Bond	4.500%	6/1/2018	Aa2	100,000	111,232
Cincinnati City School District, G.O. Bond	5.000%	6/1/2031	Aa2	265,000	278,531
Cincinnati Water Systems, Series B, Revenue Bond, NATL	5.000%	12/1/2023	Aa1	600,000	657,648
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2021	Aa1	220,000	247,700
Cleveland Heights & University Heights City School District, Library Impt., G.O. Bond	5.125%	12/1/2026	Aa2	200,000	207,014
Cleveland, Income Tax, Revenue Bond	5.250%	5/15/2024	AA2	500,000	537,295
Cleveland, Water Utility Impt., Series O, Revenue Bond, NATL	5.000%	1/1/2037	Aa1	380,000	390,176
Columbus City School District, School Facilities Construction & Impt., G.O. Bond	4.500%	12/1/2029	Aa2	500,000	504,375
Columbus City School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.250%	12/1/2032	Aa2	500,000	485,200
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	250,000	284,340
Columbus, Sewer Impt., Series A, Revenue Bond	4.250%	6/1/2030	Aa1	250,000	245,930
Cuyahoga Falls, G.O. Bond, NATL	5.000%	12/1/2021	Aa2	750,000	812,460
Eaton Community City Schools, G.O. Bond, FGRNA	4.125%	12/1/2026	Aa2	500,000	488,030
Elyria City School District, G.O. Bond, XLCA	4.750%	12/1/2027	A1	100,000	101,647
Euclid, G.O. Bond, NATL	4.250%	12/1/2023	Aa2	465,000	476,699
Fairbanks Local School District, School Facilities Construction & Impt., G.O. Bond, AGM	4.500%	12/1/2028	Aa3	400,000	401,844

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES (continued)
Fairborn School District, G.O. Bond, AGM	5.000%	12/1/2021	Aa3	$ 400,000	$ 440,620
Fairfield County, Building Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2018	Aa2	250,000	266,272
Fairview Park City School District, G.O. Bond, NATL	5.000%	12/1/2029	Aa3	315,000	322,289
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2027	Aaa	500,000	544,870
Geneva Area City School District, G.O. Bond, NATL	4.500%	12/1/2030	Aa3	120,000	120,828
Granville Exempt Village School District, G.O. Bond, AGM	4.375%	12/1/2031	Aa1	500,000	499,640
Greater Cleveland Regional Transit Authority, Capital Impt., G.O. Bond, FGRNA	4.125%	12/1/2023	Aa2	450,000	452,313
Greene County, Limited Tax, G.O. Bond	4.500%	12/1/2035	Aa2	250,000	247,377
Hamilton City School District, G.O. Bond, AGM	4.250%	12/1/2030	Aa3	500,000	486,005
Hamilton County, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2032	Aa2	100,000	104,726
Hamilton Electric System, Series A, Revenue Bond, AGC	4.125%	10/1/2024	Aa3	300,000	302,052
Hamilton Waterworks System, Series A, Revenue Bond, AGC	4.625%	10/15/2029	Aa3	100,000	100,859
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	218,038
Harrison, Various Purposes Impt., G.O. Bond, AGM	5.250%	12/1/2038	Aa3	275,000	290,466
Huber Heights City School District, G.O. Bond	5.000%	12/1/2036	Aa2	450,000	468,158
Indian Hill Exempt Village School District, G.O. Bond	4.375%	12/1/2022	Aaa	250,000	263,975
Indian Lake Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.500%	12/1/2021	Aa3	235,000	247,728
Ironton City School District, G.O. Bond, NATL	4.250%	12/1/2028	Baa1	500,000	478,400
Kettering City School District, G.O. Bond, AGM .	4.250%	12/1/2025	Aa2	750,000	761,670
Lakewood, Water System, Revenue Bond, AMBAC	4.500%	7/1/2028	WR3	500,000	477,295
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	Aa2	250,000	265,950
Lima, Revenue Bond, AGM	3.750%	12/1/2023	Aa3	225,000	222,235
Lima, Revenue Bond, AGM	4.300%	12/1/2029	Aa3	200,000	197,452
Lorain City School District, Classroom Facilities Impt., Unrefunded Balance, G.O. Bond, NATL	4.750%	12/1/2025	Aa2	335,000	346,598

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES (continued)
Lorain County, Sewer System Impt., G.O. Bond	5.000%	12/1/2039	Aa2	$ 200,000	$ 200,738
Lucas County, G.O. Bond	4.100%	12/1/2027	AA2	100,000	100,698
Lucas County, G.O. Bond	4.500%	10/1/2035	Aa2	300,000	293,334
Mansfield, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	5.500%	12/1/2029	Aa3	100,000	102,133
Marion, Limited Tax, Series A, G.O. Bond, AGC	4.300%	12/1/2030	Aa3	100,000	98,130
Marysville Exempt Village School District, G.O. Bond, AGM	5.000%	12/1/2023	Aa3	500,000	531,945
Marysville, Sewer & Wastewater, Revenue Bond, XLCA	4.750%	12/1/2046	Aa3	180,000	176,116
Maumee City School District, G.O. Bond, AGM	4.600%	12/1/2031	Aa3	260,000	262,002
Maumee Public Impt., G.O. Bond, NATL	4.125%	12/1/2018	Aa2	375,000	401,786
Miamisburg City School District, G.O. Bond	5.000%	12/1/2033	Aa2	250,000	264,415
Monroe Local School District, G.O. Bond, AMBAC	5.500%	12/1/2024	Aa3	500,000	570,335
Mount Healthy City School District, G.O. Bond, AGM	5.000%	12/1/2031	Aa3	200,000	208,216
Muskingum County, Limited Tax, Various Purposes Impt., G.O. Bond, AGC	4.300%	12/1/2028	Aa2	145,000	143,975
New Albany Plain Local School District, G.O. Bond, FGRNA	5.000%	12/1/2030	AA2	140,000	141,242
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1	45,000	48,888
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1	85,000	92,343
New Albany Plain Local School District, Prerefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2029	Aa1	95,000	103,207
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGIC	5.000%	12/1/2025	Aa1	185,000	187,116
New Albany Plain Local School District, Unrefunded Balance, G.O. Bond, FGRNA	5.000%	12/1/2029	Aa1	130,000	130,845
North Royalton, Various Purposes Impt., G.O. Bond	5.250%	12/1/2028	Aa2	1,025,000	1,110,454
Ohio State Water Development Authority, Pollution Control, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	235,642
Ohio State Water Development Authority, Pure Water, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	35,000	39,609
Ohio State, Infrastructure Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2017	Aa1	250,000	292,988
Ohio State, School Services, Series A, G.O. Bond	4.500%	9/15/2025	Aa1	700,000	720,300

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
OHIO MUNICIPAL SECURITIES (continued)
Olentangy Local School District, Series A, G.O. Bond, AGM	4.500%	12/1/2032	Aa1	$800,000	$789,960
Orange City School District, G.O. Bond	4.500%	12/1/2023	Aaa	500,000	524,585
Painesville City School District, G.O. Bond, FGRNA	4.500%	12/1/2025	Aa3	170,000	172,375
Pickerington Local School District, G.O. Bond, NATL	4.300%	12/1/2024	Baa1	300,000	302,403
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	Aa2	230,000	222,852
South Range Local School District, G.O. Bond, XLCA	4.500%	12/1/2035	A2	225,000	218,358
South-Western City School District, Franklin & Pickway County, G.O. Bond, AGM	4.250%	12/1/2026	Aa2	600,000	601,656
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2032	Aa3	150,000	171,069
Sugarcreek Local School District, G.O. Bond, AGM	4.250%	12/1/2031	Aa2	750,000	724,372
Sylvania City School District, G.O. Bond, AGC	5.000%	12/1/2025	Aa2	270,000	288,527
Tallmadge City School District, School Facilities, G.O. Bond, AGM	5.000%	12/1/2031	AAA[2]	200,000	208,572
Tallmadge, G.O. Bond	4.250%	12/1/2030	Aa2	180,000	176,857
Tecumseh Local School District, G.O. Bond, FGRNA	4.750%	12/1/2027	A1	195,000	197,943
Toledo, Capital Impt., G.O. Bond, AGC	4.000%	12/1/2024	Aa3	100,000	97,323
Toledo, Waterworks, Revenue Bond, NATL	5.000%	11/15/2023	Aa3	100,000	104,263
Trotwood-Madison City School District, G.O. Bond, AGM	4.250%	12/1/2022	Aa3	250,000	254,665
Troy, G.O. Bond	4.750%	12/1/2024	Aa1	250,000	260,992
Van Buren Local School District, School Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.250%	12/1/2016	Aa3	300,000	320,421
Vandalia Butler City School District, G.O. Bond	5.000%	12/1/2038	Aa2	500,000	522,660
Vandalia, G.O. Bond, AMBAC	5.000%	12/1/2015	Aa2	235,000	259,525
Wadsworth City School District, G.O. Bond, AGC	5.000%	12/1/2037	AAA[2]	180,000	185,389
Warren County, Highway Impt., G.O. Bond	4.000%	12/1/2022	Aa1	100,000	103,114
Washington Court House City School District, G.O. Bond, FGRNA	5.000%	12/1/2029	A1	500,000	512,610
Wood County, G.O. Bond	5.400%	12/1/2013	Aa2	20,000	20,060

TOTAL MUNICIPAL BONDS (Identified Cost $29,453,624)					30,110,143

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS - 2.6%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $798,631)	798,631	$798,631

TOTAL INVESTMENTS - 99.6% (Identified Cost $30,252,255)		30,908,774
OTHER ASSETS, LESS LIABILITIES - 0.4%		112,560

NET ASSETS - 100%		$31,021,334

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of June 30, 2010, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:

AGM - 27.6%; NATL - 26.1%.

The accompanying notes are an integral part of the financial statements.	7

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $30,252,255) (Note 2)	$30,908,774
Interest receivable	156,941
Dividends receivable	42
Prepaid expenses	383

TOTAL ASSETS	31,066,140

LIABILITIES:

Accrued management fees (Note 3)	13,477
Accrued Chief Compliance Officer service fees (Note 3)	820
Accrued transfer agent fees (Note 3)	653
Accrued fund accounting and administration fees (Note 3)	411
Audit fees payable	18,149
Payable for fund shares repurchased	9,013
Legal fees payable	2,283

TOTAL LIABILITIES	44,806

TOTAL NET ASSETS	$31,021,334

NET ASSETS CONSIST OF:

Capital stock	$28,906
Additional paid-in-capital	30,209,642
Undistributed net investment income	126,267
Net unrealized appreciation on investments	656,519

TOTAL NET ASSETS	$31,021,334

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($31,021,334/2,890,569 shares)	$10.73

8	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Interest	$563,914
Dividends	50

Total Investment Income	563,964

EXPENSES:

Management fees (Note 3)	68,518
Fund accounting and administration fees (Note 3)	19,602
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,761
Transfer agent fees (Note 3)	1,647
Audit fees	15,098
Miscellaneous	6,361

Total Expenses	119,360
Less reduction of expenses (Note 3)	(2,879)

Net Expenses	116,481

NET INVESTMENT INCOME	447,483

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net change in unrealized appreciation on investments	206,464

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	206,464

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$653,947

The accompanying notes are an integral part of the financial statements.	9

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$447,483	$749,727
Net realized gain on investments	—	130,404
Net change in unrealized appreciation on investments	206,464	1,786,693

Net increase from operations	653,947	2,666,824

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(374,355)	(774,410)
From net realized gain on investments	—	(221,596)

Total distributions to shareholders	(374,355)	(996,006)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	5,866,675	2,359,995

Net increase in net assets	6,146,267	4,030,813

NET ASSETS:

Beginning of period	24,875,067	20,844,254

End of period (including undistributed net investment income of $126,267 and $53,139, respectively)	$31,021,334	$24,875,067

10	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/10		For the Years Ended
	(unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.62	$9.82	$10.43	$10.46	$10.52	$10.59

Income (loss) from investment operations:
Net investment income	0.17[1]	0.36[1]	0.38	0.34	0.38	0.38
Net realized and unrealized gain (loss) on investments	0.08	0.91	(0.57)	—[2]	(0.05)	(0.08)

Total from investment operations	0.25	1.27	(0.19)	0.34	0.33	0.30

Less distributions to shareholders:
From net investment income	(0.14)	(0.37)	(0.36)	(0.37)	(0.38)	(0.36)
From net realized gain on investments	—	(0.10)	(0.06)	—	(0.01)	(0.01)

Total distributions to shareholders	(0.14)	(0.47)	(0.42)	(0.37)	(0.39)	(0.37)

Net asset value - End of period	$10.73	$10.62	$9.82	$10.43	$10.46	$10.52

Net assets - End of period (000’s omitted)	$31,021	$24,875	$20,844	$26,432	$20,612	$15,988

Total return[3]	2.36%	13.09%	(1.74%)	3.28%	3.19%	2.85%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.85%[4]	0.85%	0.85%	0.85%	0.85%	0.85%
Net investment income	3.27%[4]	3.39%	3.58%	3.47%	3.81%	3.65%
Portfolio turnover	0%[5]	11%	15%	3%	9%	9%

* The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.02%[4]	0.03%	0.01%	0.00%[6]	0.07%	0.15%

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 1%.

6 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	11

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”).

The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	30,110,143	—	30,110,143	—
Mutual funds	798,631	798,631	—	—
Other financialinstruments**	—	—	—	—

Total	$30,908,774	$798,631	$30,110,143	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with

13

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

14

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. Accordingly, the Advisor waived fees of $2,121 for the six months ended June 30, 2010, which is reflected as a reduction of expenses on the Statement of Operations. For the six months ended June 30, 2010, the Advisor voluntarily waived additional fees of $758, which is also included as a reduction of expenses in the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $6,133,533 and $5,000, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Ohio Tax Exempt Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	623,705	$6,680,473	673,194	$7,080,565
Reinvested	33,184	354,689	91,022	955,397
Repurchased	(109,108)	(1,168,487)	(543,835)	(5,675,967)

Total	547,781	$5,866,675	220,381	2,359,995

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a

15

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2010.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Tax exempt income	$774,419
Long-term capital gains	221,587

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$30,252,255
Unrealized appreciation	$742,621
Unrealized depreciation	(86,102)

Net unrealized appreciation	$656,519

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

16

This Page Intentionally Left Blank

17

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNOHTES-06/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

DIVERSIFIED TAX EXEMPT SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$1,026.10	$2.91
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

Credit Quality Ratings[2,3]
Aaa	20.8%
Aa	57.1%
A	12.9%
Baa	4.4%
Unrated investments	1.2%
Cash, short-term investments, and other assets, less liabilities	3.6%

2 As a percentage of net assets.

[3] Based on ratings from Moody’s, or the S&P equivalent. The Series may use different ratings provided by other rating agencies for purposes of determining compliance with the Series’ investment policies.

Top Ten States[4]
Texas	5.2%
Florida	5.2%
South Carolina	5.0%
Washington	4.9%
New York	4.5%
Indiana	4.3%
Massachusetts	4.0%
Michigan	3.6%
Ohio	3.3%
Kansas	3.2%

4 As a percentage of total investments.

2

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS - 96.4%

ALABAMA - 1.2%
Alabama State, Series C, G.O. Bond	3.250%	6/1/2021	Aa1		$1,500,000	$1,491,510
Fort Payne Waterworks Board, Revenue Bond, AMBAC	3.500%	7/1/2015	WR	[3]	665,000	684,431
Hoover Board of Education, Special Tax Warrants, NATL	5.250%	2/15/2017	Aa2		500,000	512,065
Odenville Utilities Board, Water, Revenue Bond, NATL	4.300%	8/1/2028	Baa1		500,000	500,220

						3,188,226

ALASKA - 0.2%
Alaska Municipal Bond Bank Authority, Series 1, Revenue Bond, NATL	4.100%	6/1/2017	Aa3		455,000	474,083

ARIZONA - 2.7%
Goodyear, G.O. Bond, NATL	4.375%	7/1/2020	Aa2		680,000	717,536
Mesa, G.O. Bond, FGRNA	4.125%	7/1/2027	Aa2		2,215,000	2,194,954
Phoenix, Series B, G.O. Bond	4.200%	7/1/2021	Aa1		1,500,000	1,572,720
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	1/1/2035	Aa1		1,700,000	1,756,083
Yuma County Library District, Series A, G.O. Bond, AMBAC	4.500%	7/1/2035	Aa3		1,200,000	1,147,908

						7,389,201

ARKANSAS - 0.9%
Arkansas State, Water Utility Impt., Series A, G.O. Bond	4.500%	7/1/2044	Aa1		1,000,000	1,012,060
Bentonville School District No. 6, Series A, G.O. Bond	4.500%	6/1/2040	Aa2		1,000,000	983,800
Hot Springs, Public Impt., Revenue Bond, AGC.	4.625%	12/1/2037	AAA	[2]	500,000	506,270

						2,502,130

CALIFORNIA - 3.2%
California State, G.O. Bond	5.250%	2/1/2023	A1		500,000	539,565
California State, G.O. Bond	4.750%	12/1/2028	A1		795,000	761,069
California State, Various Purposes, G.O. Bond, AMBAC	4.250%	12/1/2035	A1		1,140,000	947,465
Campbell Union School District, G.O. Bond, AGM	4.375%	8/1/2027	Aa2		1,810,000	1,783,158

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

CALIFORNIA (continued)
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.800%	8/1/2024	Baa1		$435,000	$441,068
Chula Vista Elementary School District, Series F, G.O. Bond, NATL	4.875%	8/1/2025	Baa1		425,000	430,712
Los Angeles Unified School District, Series B, G.O. Bond, AMBAC	4.500%	7/1/2027	Aa2		840,000	812,834
Oak Valley Hospital District, G.O. Bond, FGRNA	4.500%	7/1/2025	A1		1,395,000	1,299,652
Richmond Joint Powers Financing Authority, Series A, Tax Allocation, NATL	5.250%	9/1/2025	Baa1		1,570,000	1,573,062

						8,588,585

COLORADO - 0.9%
Colorado Water Resources & Power Development Authority, Water Resource, Series D, Revenue Bond, AGM	4.375%	8/1/2035	Aa2		1,420,000	1,387,155
Commerce City, Certificate of Participation, AMBAC	4.750%	12/15/2032	A	[2]	1,000,000	967,780

						2,354,935

CONNECTICUT - 0.6%
Stamford, G.O. Bond	4.400%	2/15/2026	Aa1		1,545,000	1,577,507

DELAWARE - 1.1%
New Castle County, Series A, G.O. Bond	4.250%	7/15/2025	Aaa		1,500,000	1,549,455
New Castle County, Series A, G.O. Bond	4.250%	7/15/2026	Aaa		1,265,000	1,300,230

						2,849,685

DISTRICT OF COLUMBIA - 0.9%
District of Columbia, Series A, G.O. Bond, FGRNA	4.750%	6/1/2033	Aa2		2,500,000	2,516,025

FLORIDA - 5.2%
Cape Coral, Water Utility Impt., Special
Assessment, NATL	4.500%	7/1/2021	A2		1,855,000	1,874,440
Florida State Board of Education, Capital Outlay, Public Education, Series A, G.O. Bond, AGM	4.500%	6/1/2025	Aa1		1,280,000	1,303,706

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

FLORIDA (continued)
Florida State Board of Education, Capital Outlay, Public Education, Series D, G.O. Bond	5.000%	6/1/2016	Aa1		$2,000,000	$2,268,960
Florida State Department of Transportation, G.O. Bond	5.000%	7/1/2027	Aa1		1,000,000	1,051,420
Fort Lauderdale, Water Utility Impt., Revenue Bond	4.500%	9/1/2038	Aa1		1,000,000	971,930
Miami-Dade County, Water & Sewer Systems, Revenue Bond, AGM	5.000%	10/1/2039	Aa2		1,500,000	1,548,510
Palm Beach County, FPL Reclaimed Water Project, Revenue Bond	5.000%	10/1/2040	Aaa		1,020,000	1,062,106
Panama City Beach, Water Utility Impt., Revenue Bond, AGC	5.000%	6/1/2039	AAA	[2]	1,000,000	1,022,350
Tampa Bay Water Utility System, Revenue Bond	5.000%	10/1/2038	Aa2		1,000,000	1,038,980
Tohopekaliga Water Authority, Utility System, Series A, Revenue Bond, AGM	5.000%	10/1/2028	Aa2		510,000	523,658
Winter Park, Electric Impt., Series A, Revenue Bond, AGM	5.000%	10/1/2029	Aa3		1,000,000	1,032,080
Winter Park, Impt., Revenue Bond	5.000%	12/1/2034	Aa2		250,000	256,602

						13,954,742

GEORGIA - 2.5%
Atlanta, Prerefunded Balance, G.O. Bond	5.600%	12/1/2018	Aa2		350,000	354,910
Atlanta, Water & Wastewater, Revenue Bond, AGM	5.000%	11/1/2043	Aa3		1,500,000	1,490,265
Atlanta, Water & Wastewater, Series A, Revenue Bond, NATL	5.000%	11/1/2033	A1		310,000	305,778
DeKalb County, Special Transportation Parks & Greenspace, G.O. Bond	4.375%	12/1/2030	Aa1		1,000,000	1,017,590
Fulton County, Water Utility Impt., Revenue Bond, FGRNA	5.000%	1/1/2035	Aa2		1,000,000	1,017,330
Georgia State, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		5,000	5,435
Georgia State, Series B, G.O. Bond	4.000%	3/1/2022	Aaa		1,270,000	1,306,513
Georgia State, Unrefunded Balance, Series B, G.O. Bond	5.650%	3/1/2012	Aaa		195,000	211,799
Madison, Water & Sewer, Revenue Bond, AMBAC	4.625%	7/1/2030	WR	[3]	1,000,000	953,530

						6,663,150

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

ILLINOIS - 2.7%
Chicago, Series A, G.O. Bond, AGM	4.750%	1/1/2038	Aa2		$1,500,000	$1,475,115
Chicago, Unrefunded Balance, Series A, G.O. Bond, NATL	5.000%	1/1/2034	Aa2		520,000	524,618
Cook County, Series A, G.O. Bond, FGRNA	5.000%	11/15/2022	Aa2		265,000	267,266
Illinois State, G.O. Bond	5.000%	12/1/2027	A1		600,000	600,924
Illinois State, G.O. Bond, NATL	5.250%	10/1/2018	A1		2,000,000	2,118,860
Illinois State, Series 1995 A, Certificate of Participation, NATL	5.600%	7/1/2010	Baa1		100,000	100,012
Springfield Metropolitan Sanitation District, Series A, G.O. Bond	4.750%	1/1/2034	AA	[2]	1,115,000	1,129,004
Springfield, Electric Power & Light, Revenue Bond, NATL	5.000%	3/1/2035	Aa3		1,000,000	1,015,710

						7,231,509

INDIANA - 4.3%
Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	A	[2]	1,450,000	1,540,118
Avon Community School Building Corp., Revenue Bond, AMBAC	4.750%	1/15/2032	A	[2]	1,015,000	1,001,501
Frankfort High School Elementary School Building Corp., Revenue Bond, AGM	4.750%	7/15/2025	Aa3		1,500,000	1,563,915
Indiana Municipal Power Agency, Series A, Revenue Bond, NATL	5.000%	1/1/2042	A1		1,000,000	1,007,720
Indianapolis Local Public Impt. Bond Bank, Waterworks Project, Series A, Revenue Bond, AGC	5.500%	1/1/2038	Aa3		1,000,000	1,081,750
La Porte County, G.O. Bond, FGRNA	5.200%	1/15/2018	A1		300,000	311,853
Noblesville, Sewage Works, Revenue Bond, AMBAC	5.000%	1/1/2024	Aa2		550,000	557,337
North Lawrence Community Schools Building Corp., Revenue Bond, AGM	5.000%	7/15/2020	Aa3		450,000	476,572
Plainfield, Series A, Revenue Bond	4.650%	1/1/2027	A	[2]	645,000	643,529
Shelbyville Central Renovation School Building Corp., Revenue Bond, NATL	5.000%	7/15/2018	Baa1		3,000,000	3,303,840

						11,488,135

IOWA - 2.0%
Cedar Rapids, Public Impt., Series A, G.O. Bond	4.000%	6/1/2030	Aaa		440,000	431,688

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

IOWA (continued)
Indianola Community School District, G.O. Bond, FGRNA	5.200%	6/1/2021	A1		$425,000	$454,593
Iowa City Community School District, G.O. Bond, AGM	4.000%	6/1/2018	Aaa		425,000	439,170
Linn-Mar Community School District, Revenue Bond	4.625%	7/1/2029	A2		1,000,000	988,170
Polk County, Series C, G.O. Bond	4.000%	6/1/2017	Aaa		995,000	1,059,804
Polk County, Series C, G.O. Bond	4.125%	6/1/2025	Aaa		2,075,000	2,116,728

						5,490,153

KANSAS - 3.2%
Johnson & Miami Counties Unified School District No. 230, G.O. Bond, FGRNA	4.000%	9/1/2022	Aa3		1,000,000	1,005,530
Johnson County Water District No. 1, Revenue Bond	3.250%	12/1/2030	Aaa		1,000,000	857,000
Miami County Unified School District No. 416 Louisburg, G.O. Bond, NATL	5.000%	9/1/2018	Baa1		2,000,000	2,165,880
Scott County, G.O. Bond	4.750%	4/1/2040	A	[2]	1,000,000	1,001,480
Sedgwick County Unified School District No. 265, G.O. Bond, AGM	5.000%	10/1/2025	Aa3		1,090,000	1,132,477
Seward County, G.O. Bond, AGM	5.000%	8/1/2040	Aa3		1,000,000	1,036,040
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, AGM	4.200%	9/1/2020	Aa3		700,000	728,336
Shawnee County Unified School District No. 450, Shawnee Heights, G.O. Bond, AGM	4.250%	9/1/2021	Aa3		580,000	600,381
Wyandotte County Unified School District No. 204 Bonner Springs, Unrefunded Balance, Series A, G.O. Bond, AGM	5.375%	9/1/2015	Aa3		110,000	110,800

						8,637,924

KENTUCKY - 1.0%
Lexington-Fayette Urban County Government Public Facilities Corp., Revenue Bond, NATL.	4.000%	10/1/2018	Aa2		1,655,000	1,728,184
Lexington-Fayette Urban County Government, Series A, Revenue Bond	3.625%	7/1/2020	Aa3		1,000,000	1,034,400

						2,762,584

LOUISIANA - 0.9%
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.350%	3/1/2026	Aa2		660,000	672,256

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

LOUISIANA (continued)
Caddo Parish Parishwide School District, G.O. Bond, NATL	4.375%	3/1/2027	Aa2		$1,090,000	$1,107,898
New Orleans, Sewage Service, Revenue Bond, FGIC	5.250%	6/1/2012	A3		300,000	300,129
Orleans Parish Parishwide School District, Series A, G.O. Bond, FGIC	5.125%	9/1/2016	WR	[3]	400,000	400,192

						2,480,475

MARYLAND - 1.5%
Anne Arundel County, Water & Sewer, G.O. Bond	4.125%	3/1/2024	Aa1		345,000	356,830
Anne Arundel County, Water & Sewer, G.O. Bond	4.200%	3/1/2025	Aa1		1,770,000	1,826,888
Baltimore County, Metropolitan District, G.O. Bond	4.250%	9/1/2029	Aaa		1,000,000	1,018,430
Maryland State, State and Local Facilities, G.O. Bond	4.250%	8/1/2021	Aaa		750,000	804,067

						4,006,215

MASSACHUSETTS - 4.0%
Beverly, Municipal Purpose Loan, G.O. Bond	4.500%	1/15/2035	AA	[2]	695,000	685,833
Boston Water & Sewer Commission, Series A, Revenue Bond	5.000%	11/1/2031	Aa1		1,000,000	1,086,970
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2021	Aaa		1,000,000	1,035,790
Boston, Series A, G.O. Bond, NATL	4.125%	1/1/2022	Aaa		410,000	422,198
Cambridge, Series A, G.O. Bond	4.000%	2/1/2026	Aaa		850,000	868,760
Cambridge, Series A, G.O. Bond	4.000%	2/1/2027	Aaa		850,000	862,775
Lowell, State Qualified, G.O. Bond, AMBAC	5.000%	2/1/2020	Aa2		500,000	530,835
Massachusetts State, Series C, G.O. Bond, AMBAC	5.750%	8/1/2010	Aa1		400,000	401,888
Massachusetts State, Series C, G.O. Bond, AMBAC	5.500%	12/1/2023	Aa1		1,000,000	1,216,410
Massachusetts State, Series D, G.O. Bond	5.250%	10/1/2014	Aa1		1,000,000	1,155,030
Massachusetts Water Resources Authority, Series A, Revenue Bond, AGM	4.375%	8/1/2032	Aa1		2,000,000	1,992,080
Plymouth, Prerefunded Balance, G.O. Bond, NATL	5.250%	10/15/2020	Aa1		100,000	102,447
Richmond, G.O. Bond, NATL	5.000%	4/15/2021	Aa2		400,000	407,328

						10,768,344

The accompanying notes are an integral part of the financial statements.	8

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

MICHIGAN - 3.6%
Bendle Public School District, G.O. Bond, FGRNA	4.500%	5/1/2028	Aa2		$640,000	$624,621
Detroit City School District, Series B, G.O. Bond, FGIC	5.000%	5/1/2033	Aa2		750,000	715,575
Detroit Sewer Disposal System, Series B, Revenue Bond, FGRNA	4.625%	7/1/2034	A1		1,500,000	1,369,080
Detroit Water Supply System, Revenue Bond, NATL	5.250%	7/1/2023	A1		2,000,000	2,041,240
Grand Rapids Public Schools, G.O. Bond, NATL	4.125%	5/1/2023	Aa3		1,200,000	1,204,068
Muskegon Public Schools, G.O. Bond, AGM	5.000%	5/1/2020	Aa2		1,000,000	1,064,690
Saginaw City School District, G.O. Bond, AGM	4.500%	5/1/2031	Aa2		1,695,000	1,643,591
Warren Woods Public Schools, School Building & Site, G.O. Bond, AGM	4.500%	5/1/2026	Aa2		1,015,000	1,020,115

						9,682,980

MINNESOTA - 2.1%
Brooklyn Center Independent School District No. 286, Series A, G.O. Bond, NATL	4.375%	2/1/2026	Aa2		1,105,000	1,127,741
Hennepin County, Series A, G.O. Bond	4.500%	12/1/2025	Aaa		1,500,000	1,565,895
Minnesota State, G.O. Bond	5.000%	8/1/2013	Aa1		2,000,000	2,251,160
Pine County, Series A, G.O. Bond, FGRNA	4.400%	2/1/2028	AAA	[2]	555,000	563,220
Western Minnesota Municipal Power Agency, Revenue Bond	6.625%	1/1/2016	Aaa		175,000	202,249

						5,710,265

MISSISSIPPI - 0.2%
Biloxi Public School District, Prerefunded Balance, Revenue Bond, NATL	5.000%	4/1/2017	A1		500,000	517,500

MISSOURI - 1.6%
Columbia, Water & Electric, Series A, Revenue Bond	4.125%	10/1/2033	AA	[2]	995,000	953,956
Missouri State, Water Pollution Control, Series A, G.O. Bond	4.500%	12/1/2030	Aaa		2,375,000	2,458,220
Springfield, Electric Light & Power Impt., Revenue Bond, FGRNA	4.750%	8/1/2031	Aa3		1,015,000	1,022,968

						4,435,144

9	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

NEBRASKA - 1.7%
Omaha Metropolitan Utilities District, Series A, Revenue Bond, AGM	4.375%	12/1/2031	Aa2	$2,640,000	$2,627,196
Omaha Public Power District, Series AA, Revenue Bond, FGRNA	4.500%	2/1/2034	Aa2	1,950,000	1,927,575

					4,554,771

NEVADA - 3.2%
Clark County, G.O. Bond, AGM	4.750%	6/1/2027	Aaa	3,000,000	3,069,780
Las Vegas Valley Water District, Water Impt., Series A, G.O. Bond, AGM	4.750%	6/1/2033	Aa1	1,500,000	1,501,470
Nevada State, Capital Impt., G.O. Bond	5.000%	6/1/2019	Aa1	2,040,000	2,268,195
Nevada State, Project Nos. 66 & 67, Unrefunded Balance, Series A, G.O. Bond, FGRNA	5.000%	5/15/2028	Aa1	125,000	125,876
North Las Vegas, G.O. Bond, NATL	5.000%	5/1/2024	A1	1,500,000	1,548,915

					8,514,236

NEW HAMPSHIRE - 0.3%
New Hampshire Municipal Bond Bank, Series D, Revenue Bond	4.625%	7/15/2039	Aa2	835,000	843,283

NEW JERSEY - 2.4%
East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2028	Aa2	835,000	854,439
East Brunswick Township Board of Education, G.O. Bond, AGM	4.500%	11/1/2029	Aa2	1,000,000	1,019,430
Hudson County, G.O. Bond, CIFG	4.250%	9/1/2021	Aa3	930,000	975,737
Morris County Impt. Authority, School District, Morris Hills Regional District, Revenue Bond.	3.700%	10/1/2018	Aaa	540,000	565,531
New Jersey Transportation Trust Fund Authority, Transportation System, Series A, Revenue Bond, AGM	4.250%	12/15/2022	Aa3	2,000,000	2,000,140
Sparta Township Board of Education, G.O. Bond, AGM	4.300%	2/15/2030	Aa2	1,000,000	993,660

					6,408,937

The accompanying notes are an integral part of the financial statements.	10

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

NEW MEXICO - 0.3%
New Mexico Finance Authority, Public Project Revolving Fund, Series A-1, Revenue Bond, NATL	3.250%	6/1/2013	Aa1		$700,000	$744,303

NEW YORK - 4.4%
Hampton Bays Union Free School District, G.O. Bond, AGM	4.375%	9/15/2029	Aa3		2,225,000	2,265,451
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1		2,590,000	2,918,852
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa1		750,000	769,440
New York State Dormitory Authority, University of Rochester, Series E, Revenue Bond	4.000%	7/1/2022	Aa3		930,000	952,627
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2		1,000,000	987,640
New York State Urban Development Corp., Series B, Revenue Bond, NATL	5.000%	1/1/2019	WR	[3]	1,000,000	1,097,030
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2		1,000,000	1,005,220
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA	[2]	2,000,000	2,015,760

						12,012,020

NORTH CAROLINA - 1.9%
Charlotte, Series B, Revenue Bond	4.625%	7/1/2039	Aaa		1,000,000	1,006,770
Mecklenburg County, Public Impt., Series A, G.O. Bond	4.125%	2/1/2022	Aaa		1,455,000	1,514,975
North Carolina Municipal Power Agency No. 1 Catawba, Series A, Revenue Bond	5.000%	1/1/2030	A2		1,000,000	1,025,060
North Carolina State, Highway Impt., Revenue Bond, NATL	4.000%	3/1/2018	Aa2		1,355,000	1,459,755

						5,006,560

NORTH DAKOTA - 0.7%
Fargo, Series A, G.O. Bond, NATL	4.700%	5/1/2030	Aa1		1,840,000	1,874,150

11	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

OHIO - 3.2%
Brookville Local School District, G.O. Bond, AGM	4.125%	12/1/2026	Aa3	$660,000	$654,152
Columbus City School District, G.O. Bond, AGM	4.375%	12/1/2032	Aa2	1,000,000	988,000
Columbus, Limited Tax, Series 2, G.O. Bond	5.000%	7/1/2017	Aaa	1,000,000	1,137,360
Licking Heights Local School District, School Facilities Construction & Impt., Series A, G.O. Bond, NATL	5.000%	12/1/2022	Aa2	1,450,000	1,542,510
Newark City School District, G.O. Bond, FGRNA	4.250%	12/1/2027	A1	500,000	495,730
Ohio State, Conservation Project, Series A, Prerefunded Balance, G.O. Bond	5.000%	3/1/2015	Aa1	1,000,000	1,140,140
Pickerington Local School District, School Facilities Construction & Impt., G.O. Bond, NATL	4.250%	12/1/2034	Aa2	2,500,000	2,422,300
Springfield City School District, Prerefunded Balance, G.O. Bond, FGIC	5.200%	12/1/2023	A1	325,000	352,947

					8,733,139

OKLAHOMA - 1.1%
Oklahoma City Water Utilities Trust, Series A, Revenue Bond	4.125%	7/1/2039	Aa1	1,000,000	972,770
Oklahoma City, G.O. Bond, NATL	4.250%	3/1/2023	Aaa	2,000,000	2,076,140

					3,048,910

OREGON - 2.4%
Clackamas County School District No. 12 North Clackamas, Series A, G.O. Bond, AGM	4.750%	6/15/2031	Aa1	870,000	895,952
Metro, G.O. Bond	5.000%	6/1/2022	Aaa	3,000,000	3,364,770
Portland, Water Utility Impt., Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1	550,000	554,438
Salem, Water & Sewer, Revenue Bond, AGM	5.000%	5/1/2014	Aa3	1,120,000	1,267,818
Washington County School District No. 15 Forest Grove, Prerefunded Balance, G.O. Bond, AGM	5.500%	6/15/2017	Aa1	500,000	524,810

					6,607,788

PENNSYLVANIA - 3.0%
Allegheny County, Series C-62B, G.O. Bond	5.000%	11/1/2029	A1	750,000	785,865

The accompanying notes are an integral part of the financial statements.	12

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)
Erie Water Authority, Series 2006, Revenue Bond, AGM	5.000%	12/1/2036	AAA	[2]	$1,000,000	$1,032,580
Jenkintown School District, Series A, G.O. Bond, FGRNA	4.500%	5/15/2032	A	[2]	1,000,000	984,900
Lancaster School District, G.O. Bond, AGM	5.000%	6/1/2019	Aa3		1,200,000	1,344,876
Pennsylvania Turnpike Commission, Prerefunded Balance, Revenue Bond, AMBAC	5.375%	7/15/2019	Aa3		530,000	563,443
Philadelphia, Water & Wastewater, Revenue Bond, NATL	5.600%	8/1/2018	A	[2]	20,000	23,545
Philadelphia, Water & Wastewater, Series A, Revenue Bond, AMRAG	5.000%	8/1/2021	Aa3		1,000,000	1,082,490
Plum Boro School District, Series A, G.O. Bond, FGRNA	4.500%	9/15/2030	A	[2]	855,000	852,700
Uniontown Area School District, G.O. Bond, AGM	4.350%	10/1/2034	Aa3		1,500,000	1,439,505

						8,109,904

RHODE ISLAND - 1.2%
Narragansett Bay Commission, Series A, Revenue Bond, NATL	5.000%	8/1/2035	Baa1		1,000,000	1,019,730
Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	Baa1		1,000,000	967,880
Rhode Island State, Series B, G.O. Bond	5.000%	4/1/2023	Aa2		1,110,000	1,233,421

						3,221,031

SOUTH CAROLINA - 5.0%
Beaufort County School District, Series B, G.O. Bond	5.000%	3/1/2017	Aa1		1,000,000	1,166,500
Beaufort County, G.O. Bond, NATL	4.250%	3/1/2024	Aa1		790,000	813,921
Charleston County, Transportation Sales Tax, G.O. Bond	5.000%	11/1/2017	Aaa		1,000,000	1,158,010
Columbia, Water Utility Impt., Revenue Bond	5.000%	2/1/2027	Aa1		1,750,000	1,920,293
Lexington, Waterworks & Sewer System, Revenue Bond, AGC	5.000%	1/15/2039	Aa3		1,565,000	1,600,729
Richland County School District No. 1, Series B, G.O. Bond	4.450%	3/1/2026	Aa1		1,005,000	1,037,019
South Carolina Transportation Infrastructure Bank, Series B, Revenue Bond, AMBAC	4.250%	10/1/2027	Aa3		2,000,000	1,961,500

13	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

SOUTH CAROLINA (continued)
South Carolina, State Institutional - South Carolina State University, Series D, G.O. Bond	4.250%	10/1/2026	Aaa		$1,250,000	$1,290,125
Spartanburg Sanitation Sewer District, Series B, Revenue Bond, NATL	5.000%	3/1/2032	A1		1,500,000	1,521,465
Sumter, Water Utility Impt., Revenue Bond, XLCA	4.500%	12/1/2032	A1		1,000,000	971,080

						13,440,642

TENNESSEE - 0.3%
Claiborne County, Series A, G.O. Bond	4.125%	4/1/2030	A	[2]	750,000	736,335

TEXAS - 5.2%
Alamo Community College District, Series A, G.O. Bond, NATL	5.000%	8/15/2024	Aaa		1,020,000	1,099,458
Alvin Independent School District, G.O. Bond	4.375%	2/15/2024	Aaa		750,000	775,395
Canyon Independent School District, G.O. Bond	4.700%	2/15/2025	AAA	[2]	1,440,000	1,523,002
Clear Creek Independent School District, G.O. Bond, AGM	4.000%	2/15/2029	Aa2		2,340,000	2,241,884
Del Valle Independent School District, School Building, G.O. Bond	5.000%	6/15/2019	AAA	[2]	1,845,000	2,071,142
Fort Bend County, G.O. Bond, NATL	4.750%	3/1/2031	Aa1		1,000,000	1,024,630
Huntsville Independent School District, G.O. Bond	4.500%	2/15/2029	Aaa		1,220,000	1,235,701
McKinney, Waterworks & Sewer, Revenue Bond, FGRNA	4.750%	3/15/2024	Aa2		1,000,000	1,026,440
San Antonio, Water, Revenue Bond, FGRNA	4.375%	5/15/2029	Aa1		1,400,000	1,400,350
University of Texas, Financing System, Series F, Revenue Bond	4.750%	8/15/2028	Aaa		1,000,000	1,052,740
Waller Consolidated Independent School District, G.O. Bond	4.750%	2/15/2023	Aaa		500,000	504,055

						13,954,797

UTAH - 2.2%
Mountain Regional Water Special Service District, Revenue Bond, NATL	5.000%	12/15/2030	Baa1		1,240,000	1,236,825
Ogden City School District, G.O. Bond	4.250%	6/15/2025	Aa2		1,500,000	1,536,585
Ogden, Water Utility Impt., Revenue Bond, AGM	4.500%	6/15/2038	Aa3		750,000	724,515

The accompanying notes are an integral part of the financial statements.	14

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)
MUNICIPAL BONDS (continued)

UTAH (continued)
Provo City School District, Series B, G.O. Bond	4.000%	6/15/2014	Aaa		$1,100,000	$1,212,343
St. George, Parks and Recreation, G.O. Bond, AMBAC	4.000%	8/1/2019	Aa2		795,000	826,522
Utah State Building Ownership Authority, Series C, Revenue Bond, AGM	5.500%	5/15/2011	Aa1		300,000	313,257

						5,850,047

VERMONT - 0.4%
Vermont State, Series D, G.O. Bond	4.500%	7/15/2025	Aaa		1,000,000	1,062,560

VIRGINIA - 2.7%
Fairfax County, Public Impt., Series A, G.O. Bond	4.000%	4/1/2017	Aaa		2,000,000	2,166,080
Fairfax County, Public Impt., Series A, G.O. Bond	4.250%	4/1/2027	Aaa		1,500,000	1,532,955
Norfolk, Capital Impt., G.O. Bond, FGRNA	4.250%	10/1/2024	Aa2		2,500,000	2,551,050
Norfolk, Capital Impt., G.O. Bond, NATL	4.375%	3/1/2024	Aa2		685,000	703,653
Richmond, Series B, G.O. Bond, AGM	4.750%	7/15/2023	Aa2		400,000	415,932

						7,369,670

WASHINGTON - 4.9%
Franklin County, G.O. Bond, FGRNA	5.125%	12/1/2022	A	[2]	1,000,000	1,031,990
Grant County Public Utility District No. 2 Priest Rapids, Series A, Revenue Bond, NATL	5.000%	1/1/2043	Aa3		1,000,000	1,014,400
King County School District No. 411 Issaquah, Series A, G.O. Bond, AGM	5.250%	12/1/2018	Aaa		2,420,000	2,717,079
King County, Sewer Impt., G.O. Bond, FGRNA .	5.000%	1/1/2035	Aa1		1,255,000	1,291,646
King County, Sewer Impt., Revenue Bond, AGM	5.000%	1/1/2024	Aa2		1,460,000	1,592,130
King County, Sewer Impt., Series A, Revenue Bond, NATL	4.500%	1/1/2032	Aa2		1,070,000	1,055,491
Seattle, Drain & Wastewater, Revenue Bond, NATL	4.375%	2/1/2026	Aa1		2,000,000	2,032,560
Tacoma, Sewer Impt., Revenue Bond, FGRNA	5.125%	12/1/2036	Aa2		1,275,000	1,323,272
Washington State, Motor Vehicle Fuel Tax, Series B, G.O. Bond, AMBAC	5.000%	1/1/2025	Aa1		1,000,000	1,081,130

						13,139,698

15	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)		Principal Amount/ Shares	Value (Note 2)
MUNICIPAL BONDS (continued)

WEST VIRGINIA - 0.3%
West Virginia State Water Development Authority, Series A, Revenue Bond, FGRNA	4.250%	11/1/2026	A	[2]	$820,000	$812,333

WISCONSIN - 2.8%
Central Brown County Water Authority, Water Systems, Revenue Bond, AMBAC	5.000%	12/1/2035	A	[2]	1,500,000	1,509,135
Eau Claire, Series B, G.O. Bond, NATL	4.000%	4/1/2015	Aa1		1,195,000	1,325,147
Madison, Water Utility Impt., Series A, Revenue Bond	4.250%	1/1/2030	Aa1		1,000,000	983,580
Milwaukee County Metropolitan Sewer District, Series F, G.O. Bond	5.000%	10/1/2018	Aaa		1,050,000	1,234,517
Oshkosh, Corporate Purposes, Series A, G.O. Bond, FGRNA	5.050%	12/1/2021	Aa2		450,000	473,247
Stoughton Area School District, G.O. Bond, FGRNA	4.875%	4/1/2016	Aa2		500,000	514,420
Wisconsin Public Power, Inc., Series A, Revenue Bond, AMBAC	5.000%	7/1/2035	A1		870,000	872,671
Wisconsin State, Transportation, Series A, Revenue Bond, AGM	5.000%	7/1/2025	Aa2		700,000	742,525

						7,655,242

WYOMING - 0.3%
Wyoming Municipal Power Agency, Series A, Revenue Bond	5.375%	1/1/2042	A2		710,000	734,112

TOTAL MUNICIPAL BONDS
(Identified Cost $253,215,570)						259,703,965

SHORT-TERM INVESTMENTS - 3.0%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $8,234,364)					8,234,364	8,234,364

TOTAL INVESTMENTS - 99.4%
(Identified Cost $261,449,934)						267,938,329
OTHER ASSETS, LESS LIABILITIES - 0.6%						1,566,746

NET ASSETS - 100%						$269,505,075

The accompanying notes are an integral part of the financial statements.	16

Investment Portfolio - June 30, 2010 (unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

AMRAG (AMBAC reinsured by AGC)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]	Credit rating has been withdrawn. As of June 30, 2010, there is no rating available.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:

NATL - 31.8%; AGM - 19.9% .

17	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $261,449,934) (Note 2)	$267,938,329
Interest receivable	3,214,480
Receivable for fund shares sold	216,630
Dividends receivable	425

TOTAL ASSETS	271,369,864

LIABILITIES:

Accrued management fees (Note 3)	110,578
Accrued fund accounting and administration fees (Note 3)	2,906
Accrued transfer agent fees (Note 3)	1,653
Accrued Chief Compliance Officer service fees (Note 3)	820
Payable for securities purchased	1,330,938
Payable for fund shares repurchased	404,639
Other payables and accrued expenses	13,255

TOTAL LIABILITIES	1,864,789

TOTAL NET ASSETS	$269,505,075

NET ASSETS CONSIST OF:

Capital stock	$239,814
Additional paid-in-capital	261,663,998
Undistributed net investment income	1,084,228
Accumulated net realized gain on investments	28,640
Net unrealized appreciation on investments	6,488,395

TOTAL NET ASSETS	$269,505,075

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($269,505,075/23,981,439 shares)	$11.24

The accompanying notes are an integral part of the financial statements.	18

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Interest	$5,138,390
Dividends	498

Total Investment Income	5,138,888

EXPENSES:

Management fees (Note 3)	622,102
Fund accounting and administration fees (Note 3)	43,431
Directors’ fees (Note 3)	6,373
Transfer agent fees (Note 3)	3,047
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	43,498

Total Expenses	720,212
Less reduction of expenses (Note 3)	(758)

Net Expenses	719,454

NET INVESTMENT INCOME	4,419,434

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	25,411
Net change in unrealized appreciation on investments	2,016,438

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,041,849

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,461,283

19	The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,419,434	$7,635,785
Net realized gain on investments	25,411	243,778
Net change in unrealized appreciation on investments	2,016,438	16,756,505

Net increase from operations	6,461,283	24,636,068

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(4,994,529)	(8,260,550)
From net realized gain on investments	—	(515,923)

Total distributions to shareholders	(4,994,529)	(8,776,473)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	33,552,290	20,890,861

Net increase in net assets	35,019,044	36,750,456

NET ASSETS:

Beginning of period	234,486,031	197,735,575

End of period (including undistributed net investment income of $1,084,228 and $1,659,323, respectively)	$269,505,075	$234,486,031

The accompanying notes are an integral part of the financial statements.	20

Financial Highlights

	For the Six Months Ended 6/30/10	For the Years Ended
	(unaudited)	12/31/09	12/31/08	12/31/07		12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$11.17	$10.34	$10.92	$10.95		$10.90	$10.99

Income (loss) from investment operations:
Net investment income	0.20[1]	0.40[1]	0.42	0.36		0.37	0.37
Net realized and unrealized gain (loss) on investments	0.09	0.90	(0.62)	(0.02)		0.05	(0.09)

Total from investment operations	0.29	1.30	(0.20)	0.34		0.42	0.28

Less distributions to shareholders:
From net investment income	(0.22)	(0.44)	(0.36)	(0.37)		(0.36)	(0.36)
From net realized gain on investments	—	(0.03)	(0.02)	—	[2]	(0.01)	(0.01)

Total distributions to shareholders	(0.22)	(0.47)	(0.38)	(0.37)		(0.37)	(0.37)

Net asset value - End of period	$11.24	$11.17	$10.34	$10.92		$10.95	$10.90

Net assets - End of period
(000’s omitted)	$269,505	$234,486	$197,736	$235,709		$167,689	$112,965

Total return[3]	2.61%	12.75%	(1.79%)	3.20%		3.94%	2.60%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.58%[4]	0.60%	0.61%	0.62%		0.66%	0.71%
Net investment income	3.55%[4]	3.65%	3.75%	3.65%		3.71%	3.58%
Portfolio turnover	1%	8%	7%	3%		5%	2%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00% [4,5]	0.01%	N/A	N/A		N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

21	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

22

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	259,703,965	—	259,703,965	—
Mutual funds	8,234,364	8,234,364	—	—
Other financial instruments**	—	—	—	—

Total	$267,938,329	$8,234,364	$259,703,965	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

23

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at

24

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which are included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $35,352,992 and $2,483,000, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Diversified Tax Exempt Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	4,330,789	$48,781,826	4,637,961	$51,174,088
Reinvested	417,247	4,674,751	749,319	8,166,096
Repurchased	(1,764,063)	(19,904,287)	(3,520,939)	(38,449,323)

Total	2,983,973	$33,552,290	1,866,341	$20,890,861

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out

25

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2010.

7.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Ordinary income	$42,152
Tax exempt income	8,218,398
Long-term capital gains	515,923

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$261,449,934
Unrealized appreciation	$7,678,879
Unrealized depreciation	(1,190,484)

Net unrealized appreciation	$6,488,395

8.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

26

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNDTES-06/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

NEW YORK TAX EXEMPT SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$1,024.80	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.61%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

2

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
NEW YORK MUNICIPAL BONDS - 96.0%
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2024	Aa2	$ 845,000	$ 869,868
Arlington Central School District, G.O. Bond, NATL	4.625%	12/15/2025	Aa2	365,000	374,311
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2033	AA2	335,000	343,730
Bethlehem, Public Impt., G.O. Bond	4.500%	12/1/2035	AA2	425,000	434,554
Briarcliff Manor, Public Impt., Series A, G.O. Bond, AMBAC	4.000%	10/1/2025	Aa2	280,000	284,528
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2023	Aa2	900,000	916,335
Brookhaven, Public Impt., G.O. Bond, FGRNA	4.000%	5/1/2024	Aa2	815,000	824,878
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	593,045
Chautauqua County, Public Impt., G.O. Bond	4.250%	1/15/2027	A2	665,000	664,202
Chautauqua County, Public Impt., Series B, G.O. Bond, NATL	4.500%	12/15/2018	Aa3	485,000	524,799
Cleveland Hill Union Free School District, G.O. Bond, AGM	3.750%	6/15/2025	AAA[2]	475,000	474,183
Clifton Park Water Authority, Revenue Bond	4.250%	10/1/2029	AA2	250,000	248,360
Dryden Central School District, G.O. Bond, AGM	5.500%	6/15/2011	Aa3	200,000	208,650
Dutchess County, Public Impt., Prerefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	315,000	353,644
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa1	360,000	388,152
East Rochester Union Free School District, G.O. Bond	3.500%	3/15/2023	AA2	380,000	380,950
Franklin Square Union Free School District, G.O. Bond, FGRNA	5.000%	1/15/2021	Aa2	520,000	530,410
Gates Chili Central School District, G.O. Bond	2.500%	6/15/2016	Aa3	555,000	566,400
Gates Chili Central School District, G.O. Bond	3.000%	6/15/2017	Aa3	590,000	611,293
Geneva, Public Impt., G.O. Bond, AGM	3.250%	5/15/2018	Aa3	590,000	608,974
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,867,038
Hampton Bays Union Free School District, G.O. Bond, AGM	4.250%	9/15/2026	Aa3	1,140,000	1,169,344
Haverstraw-Stony Point Central School District, G.O. Bond, AGM	4.500%	10/15/2032	Aa2	2,000,000	2,004,820
Hempstead, Public Impt., Series A, G.O. Bond	4.000%	4/15/2021	Aaa	1,500,000	1,597,305
Johnson City Central School District, G.O. Bond, FGRNA	4.250%	6/15/2024	A2	500,000	502,345
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2028	A2	1,000,000	991,380
Johnson City Central School District, G.O. Bond, FGRNA	4.375%	6/15/2030	A2	985,000	953,618

The accompanying notes are an integral part of the financial statements.	3

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
NEW YORK MUNICIPAL BONDS (continued)
Lake George Central School District, G.O. Bond	3.750%	7/15/2025	AA2	$ 335,000	$ 331,764
Long Island Power Authority, Electric Systems, Series A, Revenue Bond	5.750%	4/1/2039	A3	675,000	741,069
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2019	A3	1,000,000	1,097,020
Long Island Power Authority, Electric Systems, Series A, Revenue Bond, FGRNA	5.000%	12/1/2025	A3	1,690,000	1,771,880
Long Island Power Authority, Electric Systems, Series F, Revenue Bond, NATL	4.500%	5/1/2028	A3	1,880,000	1,889,156
Maine-Endwell Central School District, G.O. Bond, AGC	4.000%	6/15/2025	AAA[2]	1,000,000	1,011,260
Mamaroneck Union Free School District, G.O. Bond	3.500%	6/15/2025	Aaa	1,000,000	983,380
Metropolitan Transportation Authority, Dedicated Tax Fund, Series A, Revenue Bond, NATL	5.000%	11/15/2030	Aa3	750,000	772,283
Metropolitan Transportation Authority, Dedicated Tax Fund, Series B, Revenue Bond	5.000%	11/15/2034	AA2	1,000,000	1,047,990
Metropolitan Transportation Authority, Series A, Revenue Bond, AGM	5.000%	11/15/2030	Aa3	500,000	511,570
Metropolitan Transportation Authority, Series A, Revenue Bond, FGRNA	5.000%	11/15/2025	A2	1,500,000	1,538,040
Metropolitan Transportation Authority, Series B, Revenue Bond, AGM	4.500%	11/15/2032	Aa3	500,000	494,415
Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2030	A2	640,000	655,098
Minisink Valley Central School District, G.O. Bond	3.500%	4/15/2025	AA2	900,000	872,307
Monroe County Water Authority, Revenue Bond	4.250%	8/1/2030	Aa2	405,000	405,976
Monroe County Water Authority, Revenue Bond	4.500%	8/1/2035	Aa2	275,000	274,989
Monroe County, Public Impt., G.O. Bond, AMBAC	4.125%	6/1/2020	A3	1,000,000	1,004,840
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond, AMBAC	4.750%	11/15/2023	Aa1	1,000,000	1,042,760
Nassau County, General Impt., Series C, G.O. Bond, AGC	5.000%	10/1/2028	Aa3	1,000,000	1,082,270
Nassau County, Public Impt., Series A, G.O. Bond, AGC	5.000%	5/1/2022	Aa3	500,000	561,530
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2023	Aa2	200,000	204,514

4	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
NEW YORK MUNICIPAL BONDS (continued)
New Hyde Park & Garden City Park, Union Free School District, G.O. Bond, AGM	4.125%	6/15/2024	Aa2	$ 250,000	$ 254,383
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.250%	6/15/2033	Aa1	1,250,000	1,234,625
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	4.500%	6/15/2037	Aa1	1,000,000	987,670
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond	5.750%	6/15/2040	Aa1	1,000,000	1,126,970
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series A, Revenue Bond, AMBAC	5.000%	6/15/2035	Aa1	750,000	767,145
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series D, Revenue Bond, AMBAC	4.500%	6/15/2036	Aa1	500,000	494,700
New York City Municipal Water Finance Authority, Water & Sewer Systems, Series E, Revenue Bond, FGRNA	5.000%	6/15/2026	Aa1	750,000	769,440
New York City, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	500,000	548,090
New York City, Series A, G.O. Bond, CIFG	5.000%	8/1/2024	Aa2	1,000,000	1,062,460
New York City, Series G, G.O. Bond	5.000%	8/1/2023	Aa2	1,250,000	1,352,875
New York Municipal Bond Bank Agency, Revenue Bond, AGM	5.000%	4/15/2018	AAA[2]	1,000,000	1,127,630
New York Municipal Bond Bank Agency, Series A1, Revenue Bond, AGM	5.000%	5/15/2017	AAA[2]	215,000	242,881
New York State Dormitory Authority, Columbia University, Revenue Bond	5.000%	7/1/2038	Aaa	900,000	953,523
New York State Dormitory Authority, Columbia University, Series A, Revenue Bond	5.000%	7/1/2025	Aaa	500,000	520,400
New York State Dormitory Authority, Cornell University, Series C, Revenue Bond	5.000%	7/1/2037	Aa1	1,000,000	1,058,090
New York State Dormitory Authority, Education, Series F, Revenue Bond	5.000%	3/15/2023	Aa3	1,475,000	1,572,571
New York State Dormitory Authority, New York University, Series A, Revenue Bond	5.000%	7/1/2039	Aa3	1,000,000	1,044,960
New York State Dormitory Authority, Series A, Revenue Bond, AGM	5.000%	10/1/2018	Aa3	250,000	281,145
New York State Dormitory Authority, Series A, Revenue Bond, AGM	5.000%	10/1/2021	Aa3	250,000	279,022
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.000%	10/1/2025	Aa3	1,500,000	1,478,025

The accompanying notes are an integral part of the financial statements.	5

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
NEW YORK MUNICIPAL BONDS (continued)
New York State Dormitory Authority, Series A, Revenue Bond, AGM	4.375%	10/1/2030	Aa3	$1,500,000	$1,475,940
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.400%	10/1/2030	Aa3	140,000	136,490
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.750%	10/1/2040	Aa3	1,360,000	1,353,418
New York State Dormitory Authority, University of Rochester, Series A, Revenue Bond	5.125%	7/1/2039	Aa3	1,000,000	1,045,090
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond	4.500%	6/15/2022	Aaa	300,000	310,071
New York State Environmental Facilities Corp., Clean Water & Drinking, Revenue Bond, NATL	5.000%	6/15/2021	Aaa	600,000	644,298
New York State Environmental Facilities Corp., Clean Water & Drinking, Series A, Revenue Bond	4.500%	6/15/2036	Aaa	1,000,000	1,001,170
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	5.000%	6/15/2027	Aaa	1,000,000	1,040,810
New York State Environmental Facilities Corp., Clean Water & Drinking, Series B, Revenue Bond	4.500%	6/15/2036	Aa1	1,500,000	1,499,970
New York State Environmental Facilities Corp., Personal Income Tax, Series A, Revenue Bond	5.000%	12/15/2019	AAA[2]	750,000	825,548
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series A, Revenue Bond	5.200%	6/15/2015	Aaa	25,000	25,088
New York State Environmental Facilities Corp., Pollution Control, Unrefunded Balance, Series B, Revenue Bond	5.200%	5/15/2014	Aaa	440,000	470,901
New York State Housing Finance Agency, State University Construction, Series A, Revenue Bond	8.000%	5/1/2011	Aa3	65,000	67,558
New York State Municipal Bond Bank Agency, Series B1, Revenue Bond	4.125%	12/15/2029	A2	420,000	409,017
New York State Municipal Bond Bank Agency, Series B1, Revenue Bond	4.500%	12/15/2034	A2	215,000	210,930
New York State Power Authority, Series A, Revenue Bond, NATL	4.500%	11/15/2047	Aa2	2,000,000	1,975,280
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series A, Revenue Bond, FGIC	5.500%	4/1/2015	Aa2	320,000	335,920

6	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
NEW YORK MUNICIPAL BONDS (continued)
New York State Thruway Authority, Highway & Bridge, Prerefunded Balance, Series B, Revenue Bond, NATL	5.250%	4/1/2016	AAA[2]	$ 300,000	$ 318,672
New York State Thruway Authority, Highway & Bridge, Series B, Revenue Bond, AMBAC	5.000%	4/1/2021	AA2	1,500,000	1,621,770
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, AMBAC	5.000%	4/1/2020	Aa3	750,000	794,528
New York State Thruway Authority, Highway & Bridge, Series C, Revenue Bond, NATL	5.250%	4/1/2011	Aa2	1,000,000	1,036,450
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, AGM	5.000%	3/15/2014	Aa3	500,000	557,760
New York State Thruway Authority, Personal Income Tax, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	3/15/2016	AAA[2]	300,000	334,656
New York State Thruway Authority, Series F, Revenue Bond, AMBAC	5.000%	1/1/2026	A1	340,000	351,900
New York State Urban Development Corp., Correctional Capital Facilities, Series A, Revenue Bond, AGM	5.250%	1/1/2014	Aa3	500,000	533,820
New York State Urban Development Corp., Personal Income Tax, Series C, Revenue Bond, NATL	4.250%	3/15/2024	Baa1	1,000,000	1,033,700
New York State Urban Development Corp., Service Contract, Series B, Revenue Bond	5.250%	1/1/2022	AA2	2,350,000	2,586,645
New York State, Series A, G.O. Bond	4.600%	3/15/2013	Aa2	475,000	491,991
New York State, Series A, G.O. Bond	4.500%	3/15/2019	Aa2	500,000	535,410
New York State, Series A, G.O. Bond	4.500%	3/1/2040	Aa2	1,500,000	1,490,190
New York State, Series C, G.O. Bond, AGM	5.000%	4/15/2012	Aa2	700,000	754,803
Niagara County, Series B, G.O. Bond, NATL	5.200%	1/15/2011	Baa1	400,000	409,948
Niagara Falls City School District, G.O. Bond, AGM	4.375%	9/15/2029	AAA[2]	885,000	894,275
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2019	Aa3	610,000	655,799
Niagara-Wheatfield Central School District, G.O. Bond, FGRNA	4.125%	2/15/2020	Aa3	850,000	898,816
Niskayuna Central School District, G.O Bond, AGC	4.000%	4/15/2022	Aa2	400,000	416,124
Palmyra Macedon Central School District, G.O. Bond	3.750%	6/15/2024	Aa3	500,000	503,315
Penfield Central School District, G.O. Bond	4.000%	6/15/2024	Aa2	1,025,000	1,057,492
Perinton, Public Impt., G.O. Bond	4.250%	12/15/2031	AA2	175,000	175,810
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2021	A1	850,000	888,454

The accompanying notes are an integral part of the financial statements.	7

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
NEW YORK MUNICIPAL BONDS (continued)
Phelps-Clifton Springs Central School District, Series B, G.O. Bond, NATL	5.000%	6/15/2022	A1	$ 450,000	$ 469,264
Pleasantville Union Free School District, G.O. Bond	4.250%	5/1/2038	Aa2	500,000	482,630
Pleasantville Union Free School District, G.O. Bond	4.375%	5/1/2039	Aa2	500,000	488,040
Port Authority of New York & New Jersey, Revenue Bond	5.000%	7/15/2024	Aa2	3,000,000	3,330,540
Port Authority of New York & New Jersey, Revenue Bond	4.750%	7/15/2030	Aa2	495,000	515,810
Port Authority of New York & New Jersey, Revenue Bond	5.000%	10/1/2030	Aa2	1,000,000	1,058,750
Port Authority of New York & New Jersey, Revenue Bond	4.500%	10/15/2037	Aa2	400,000	402,088
Pulaski Central School District, Series A, G.O. Bond, FGRNA	4.500%	6/15/2026	A2	425,000	435,935
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2031	Aa2	435,000	439,333
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.375%	5/1/2032	Aa2	510,000	514,024
Ramapo, Public Impt., Series B, G.O. Bond, NATL	4.500%	5/1/2033	Aa2	410,000	412,907
Ravena Coeymans Selkirk Central School District, G.O. Bond, AGM	4.250%	6/15/2014	Aa3	1,180,000	1,290,247
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2020	Aa3	250,000	290,832
Rochester, Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	A2	95,000	110,697
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.250%	10/15/2028	AA2	330,000	333,432
Sachem Central School District of Holbrook, G.O. Bond, FGRNA	4.375%	10/15/2030	AA2	1,000,000	1,007,880
Sachem Central School District of Holbrook, Series B, G.O. Bond, FGRNA	4.250%	10/15/2026	AA2	1,200,000	1,223,844
Saratoga County Water Authority, Water Utility Impt., Revenue Bond	5.000%	9/1/2038	AA2	950,000	989,368
Saratoga County, Public Impt., Series A, G.O. Bond	4.750%	7/15/2036	Aa1	820,000	842,599
Schenectady, G.O. Bond, NATL	5.300%	2/1/2011	A1	250,000	250,945
Schroon Lake Central School District, G.O. Bond, AGM	4.000%	6/15/2027	Aa3	490,000	495,620
Schuylerville Central School District, G.O. Bond, AGM	4.000%	6/15/2025	AAA[2]	500,000	512,185
Somers Central School District, G.O. Bond, NATL	4.000%	12/1/2023	Aa2	400,000	406,268

8	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)
NEW YORK MUNICIPAL BONDS (continued)
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, FGRNA	5.375%	6/15/2018	A1	$ 95,000	$ 97,452
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2031	AAA[2]	290,000	296,220
Spencerport Fire District, G.O. Bond, AGC	4.500%	11/15/2032	AAA[2]	250,000	254,393
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2031	A2	1,185,000	1,173,861
St. Lawrence County, Public Impt., G.O. Bond, FGRNA	4.500%	5/15/2032	A2	1,000,000	984,900
Suffolk County Water Authority, Revenue Bond, NATL	4.500%	6/1/2027	Baa1	1,160,000	1,171,693
Suffolk County Water Authority, Series A, Revenue Bond	4.500%	6/1/2030	AA2	640,000	648,902
Suffolk County Water Authority, Series A, Revenue Bond, NATL	4.500%	6/1/2032	Baa1	1,000,000	1,002,330
Suffolk County, Public Impt., Series A, G.O. Bond, NATL	4.250%	5/1/2024	Aa2	1,000,000	1,023,680
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2028	A1	600,000	577,692
Syracuse, Public Impt., Series A, G.O. Bond, FGRNA	4.250%	12/1/2029	A1	600,000	566,568
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.250%	6/15/2023	A1	690,000	681,927
Syracuse, Public Impt., Series A, G.O. Bond, NATL	4.375%	6/15/2025	A1	990,000	969,230
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.400%	8/1/2017	A1	700,000	710,108
Syracuse, Public Impt., Series C, G.O. Bond, AMBAC	5.500%	8/1/2018	A1	850,000	862,351
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.250%	1/15/2030	Aa2	215,000	215,841
Tarrytown Union Free School District, G.O. Bond, AMBAC	4.375%	1/15/2032	Aa2	1,090,000	1,092,376
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2019	AA2	300,000	349,245
Triborough Bridge & Tunnel Authority, General Purposes, Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	AAA[2]	1,695,000	1,813,023
Triborough Bridge & Tunnel Authority, General Purposes, Series B, Revenue Bond	5.000%	11/15/2020	Aa2	750,000	813,082
Triborough Bridge & Tunnel Authority, General Purposes, Unrefunded Balance, Series A, Revenue Bond, NATL	5.000%	1/1/2032	Aa2	305,000	313,955

The accompanying notes are an integral part of the financial statements.	9

Investment Portfolio - June 30, 2010 (unaudited)

	Coupon Rate	Maturity Date	Credit Rating [1] (unaudited)	Principal Amount/ Shares	Value (Note 2)
NEW YORK MUNICIPAL BONDS (continued)
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2038	Aa2	$ 900,000	$ 940,005
Triborough Bridge & Tunnel Authority, Subordinate Bonds, Revenue Bond, FGRNA .	5.000%	11/15/2032	Aa3	1,000,000	1,023,930
Ulster County, Public Impt., G.O. Bond, XLCA	4.500%	11/15/2026	AA2	560,000	577,237
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2014	A2	605,000	659,063
Union Endicott Central School District, G.O. Bond, FGRNA	4.125%	6/15/2015	A2	865,000	943,066
Village of Fayetteville, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/15/2025	AAA[2]	555,000	562,909
Wayne County, Public Impt., G.O. Bond, NATL	4.125%	6/1/2024	Aa2	500,000	509,600
West Seneca Central School District, G.O. Bond, AGM	5.000%	5/1/2011	Aa3	300,000	311,757
Westchester County, Series B, G.O. Bond	4.300%	12/15/2011	Aaa	15,000	15,876
Westchester County, Series B, G.O. Bond	3.700%	12/15/2015	Aaa	1,000,000	1,070,410
Westhampton Beach Union Free School District, G.O. Bond, NATL	4.000%	7/15/2018	Aa2	726,000	772,319
White Plains City School District, Series B, G.O. Bond	4.650%	5/15/2031	Aa2	685,000	699,008
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2023	A2	1,125,000	1,146,589
Yonkers, Series B, G.O. Bond, NATL	5.000%	8/1/2030	A2	1,095,000	1,085,364

TOTAL MUNICIPAL BONDS (Identified Cost $125,790,152)					129,146,859

SHORT-TERM INVESTMENTS - 2.9%

Dreyfus BASIC New York Municipal Money Market Fund (Identified Cost $3,915,607)				3,915,607	3,915,607

TOTAL INVESTMENTS - 98.9% (Identified Cost $129,705,759)					133,062,466
OTHER ASSETS, LESS LIABILITIES - 1.1%					1,544,930

NET ASSETS - 100%					$ 134,607,396

10	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.) (formerly known as FSA (Financial Security Assurance, Inc.))

AMBAC (AMBAC Assurance Corp.)

CIFG (CIFG North America, Inc.)

FGIC (Financial Guaranty Insurance Co.)

FGRNA (FGIC reinsured by NATL)

NATL (National Public Finance Guarantee Corp.) XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in bonds insured by the following companies:

NATL - 34.3%; AGM - 15.7% .

The accompanying notes are an integral part of the financial statements.	11

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $129,705,759) (Note 2)	$133,062,466
Interest receivable	1,175,557
Receivable for fund shares sold	563,614
Dividends receivable	111

TOTAL ASSETS	134,801,748

LIABILITIES:

Accrued management fees (Note 3)	55,123
Accrued transfer agent fees (Note 3)	1,671
Accrued fund accounting and administration fees (Note 3)	1,248
Accrued Chief Compliance Officer service fees (Note 3)	820
Payable for fund shares repurchased	116,018
Audit fees payable	17,776
Other payables and accrued expenses	1,696

TOTAL LIABILITIES	194,352

TOTAL NET ASSETS	$134,607,396

NET ASSETS CONSIST OF:

Capital stock	$126,667
Additional paid-in-capital	130,466,241
Undistributed net investment income	567,946
Accumulated net realized gain on investments	89,835
Net unrealized appreciation on investments	3,356,707

TOTAL NET ASSETS	$134,607,396

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($134,607,396/12,666,687 shares)	$10.63

12	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Interest	$2,454,373
Dividends	147

Total Investment Income	2,454,520

EXPENSES:

Management fees (Note 3)	299,960
Fund accounting and administration fees (Note 3)	29,916
Directors’ fees (Note 3)	6,373
Transfer agent fees (Note 3)	3,152
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	26,382

Total Expenses	367,544
Less reduction of expenses (Note 3)	(758)

Net Expenses	366,786

NET INVESTMENT INCOME	2,087,734

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:

Net realized gain on investments	30,319
Net change in unrealized appreciation on investments	757,998

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	788,317

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,876,051

The accompanying notes are an integral part of the financial statements.	13

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,087,734	$3,752,622
Net realized gain on investments	30,319	236,539
Net change in unrealized appreciation on investments	757,998	7,946,641

Net increase from operations	2,876,051	11,935,802

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(2,097,563)	(4,042,429)
From net realized gain on investments	—	(341,360)

Total distributions to shareholders	(2,097,563)	(4,383,789)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	23,296,893	5,778,371

Net increase in net assets	24,075,381	13,330,384

NET ASSETS:

Beginning of period	110,532,015	97,201,631

End of period (including undistributed net investment income of $567,946 and $577,775, respectively)	$134,607,396	$110,532,015

14	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/10	For the Years Ended
	(unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.55	$9.79	$10.41	$10.44	$10.45	$10.58

Income (loss) from investment operations:
Net investment income	0.18[1]	0.38[1]	0.38	0.37	0.38	0.37
Net realized and unrealized gain (loss) on investments	0.08	0.82	(0.63)	(0.01)	(0.02)	(0.13)

Total from investment operations	0.26	1.20	(0.25)	0.36	0.36	0.24

Less distributions to shareholders:
From net investment income	(0.18)	(0.41)	(0.36)	(0.37)	(0.36)	(0.36)
From net realized gain on investments	—	(0.03)	(0.01)	(0.02)	(0.01)	(0.01)

Total distributions to shareholders	(0.18)	(0.44)	(0.37)	(0.39)	(0.37)	(0.37)

Net asset value - End of period	$10.63	$10.55	$9.79	$10.41	$10.44	$10.45

Net assets - End of period (000’s omitted)	$134,607	$110,532	$97,202	$111,704	$92,910	$82,405

Total return[2]	2.48%	12.46%	(2.37%)	3.44%	3.48%	2.33%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.61%[3]	0.64%	0.64%	0.65%	0.68%	0.72%
Net investment income	3.48%[3]	3.64%	3.71%	3.66%	3.68%	3.55%
Portfolio turnover	6%	10%	11%	7%	8%	6%

* The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[3,4]	0.00%[4]	N/A	N/A	N/A	N/A

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

3 Annualized.

4 Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	15

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	—	—	—	—
Debt securities:
States and political subdivisions (municipals)	129,146,859	—	129,146,859	—
Mutual funds	3,915,607	3,915,607	—	—
Other financial instruments**	—	—	—	—

Total	$133,062,466	$3,915,607	$129,146,859	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with

17

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

18

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is reflected as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $29,134,914 and $6,559,150, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of New York Tax Exempt Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	2,487,254	$26,465,851	1,541,814	$16,071,689
Reinvested	186,720	1,976,067	399,655	4,143,970
Repurchased	(483,357)	(5,145,025)	(1,396,044)	(14,437,288)

Total	2,190,617	$23,296,893	545,425	$5,778,371

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate

19

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2010.

7.	CONCENTRATION OF CREDIT

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Ordinary income	$6,320
Tax exempt income	4,036,109
Long-term capital gains	341,360

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$129,705,759
Unrealized appreciation	$3,641,830
Unrealized depreciation	(285,123)

Net unrealized appreciation	$3,356,707

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

20

This Page Intentionally Left Blank

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNNYTES-06/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

CORE BOND SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$1,060.70	$3.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.03	$3.81

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.76%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

2

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS - 78.6%

Convertible Corporate Bonds - 1.5%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp., 2.00%, 4/15/2021	A3	$305,000	$315,675

Health Care - 0.7%
Biotechnology - 0.6%
Amgen, Inc., 0.375%, 2/1/2013	A3	530,000	523,375

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1	120,000	120,300

Total Health Care			643,675

Information Technology - 0.5%
Computers & Peripherals - 0.5%
EMC Corp., 1.75%, 12/1/2013	A2	395,000	500,169

Total Convertible Corporate Bonds (Identified Cost $1,500,324)			1,459,519

Non-Convertible Corporate Bonds - 77.1%
Consumer Discretionary - 10.9%
Hotels, Restaurants & Leisure - 1.2%
International Game Technology, 7.50%, 6/15/2019	Baa2	1,025,000	1,190,241

Household Durables - 1.3%
Newell Rubbermaid, Inc., 10.60%, 4/15/2019	Baa3	890,000	1,228,413

Media - 4.8%
Comcast Corp., 6.50%, 11/15/2035	Baa1	570,000	619,878
Comcast Corp., 6.95%, 8/15/2037	Baa1	665,000	756,455
DIRECTV Holdings LLC, 5.20%, 3/15/2020	Baa2	775,000	807,715
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	880,000	914,732
Time Warner, Inc., 7.625%, 4/15/2031	Baa2	735,000	884,186
The Walt Disney Co., 5.50%, 3/15/2019	A2	500,000	576,262

			4,559,228

Multiline Retail - 0.8%
Target Corp., 6.00%, 1/15/2018	A2	670,000	791,622

Specialty Retail - 2.2%
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1	1,065,000	1,185,359
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	745,000	877,455

			2,062,814

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp., 5.95%, 11/1/2017	A3	485,000	551,722

Total Consumer Discretionary			10,384,040

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples - 4.6%
Beverages - 1.8%
The Coca-Cola Co., 5.35%, 11/15/2017	Aa3	$680,000	$777,645
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	730,000	943,860

			1,721,505

Food & Staples Retailing - 0.7%
The Kroger Co., 5.50%, 2/1/2013	Baa2	230,000	250,467
The Kroger Co., 6.15%, 1/15/2020	Baa2	335,000	386,983

			637,450

Food Products - 2.1%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	765,000	869,253
Grupo Bimbo SAB de CV (Mexico)[3], 4.875%, 6/30/2020	Baa2	500,000	504,008
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	565,000	641,217

			2,014,478

Total Consumer Staples			4,373,433

Energy - 4.8%
Energy Equipment & Services - 2.9%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	620,000	758,021
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa1	1,635,000	1,968,852

			2,726,873

Oil, Gas & Consumable Fuels - 1.9%
Apache Corp., 6.90%, 9/15/2018	A3	630,000	765,833
Shell International Finance B.V. (Netherlands), 4.30%, 9/22/2019.	Aa1	1,000,000	1,031,984

			1,797,817

Total Energy			4,524,690

Financials - 25.1%
Capital Markets - 5.0%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3	830,000	744,739
Goldman Sachs Capital II4, 5.793%, 12/29/2049	Baa2	1,285,000	970,175
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	690,000	722,787
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	665,000	603,937
Morgan Stanley, 5.55%, 4/27/2017	A2	1,727,000	1,712,966

			4,754,604

Commercial Banks - 6.8%
Household Finance Co., 6.375%, 11/27/2012	A3	785,000	847,752
HSBC Finance Corp., 7.00%, 5/15/2012	A3	1,025,000	1,103,681
KeyBank National Association, 5.45%, 3/3/2016	A3	1,050,000	1,086,847
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	1,110,000	1,230,232
PNC Bank National Association[5], 5.25%, 1/15/2017	A2	880,000	934,811

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Commercial Banks (continued)
USB Capital XIII Trust, 6.625%, 12/15/2039	A2	$395,000	$416,464
Wachovia Corp., 5.25%, 8/1/2014	A2	805,000	852,484

			6,472,271

Consumer Finance - 1.0%
American Express Co., 8.125%, 5/20/2019	A3	795,000	987,067

Diversified Financial Services - 3.5%
Bank of America Corp., 7.625%, 6/1/2019	A2	845,000	967,954
Citigroup, Inc., 8.50%, 5/22/2019	A3	1,190,000	1,418,627
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	785,000	886,654

			3,273,235

Insurance - 1.7%
American International Group, Inc., 4.25%, 5/15/2013	A3	660,000	636,900
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	995,000	992,084

			1,628,984

Real Estate Investment Trusts (REITS) - 7.1%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1	720,000	795,770
Boston Properties LP, 5.875%, 10/15/2019	Baa2	745,000	797,049
Camden Property Trust, 5.70%, 5/15/2017	Baa1	780,000	812,355
HCP, Inc., 6.70%, 1/30/2018	Baa3	750,000	790,707
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	375,000	407,327
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	735,000	863,714
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	890,000	973,267
Simon Property Group LP, 10.35%, 4/1/2019	A3	990,000	1,317,744

			6,757,933

Total Financials			23,874,094

Health Care - 2.5%
Health Care Equipment & Supplies - 0.7%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	535,000	625,357

Pharmaceuticals - 1.8%
Abbott Laboratories, 5.60%, 11/30/2017	A1	675,000	783,517
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	870,000	973,918

			1,757,435

Total Health Care			2,382,792

Industrials - 13.6%
Aerospace & Defense - 1.4%
The Boeing Co., 6.00%, 3/15/2019	A2	500,000	588,848

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Aerospace & Defense (continued)
Honeywell International, Inc., 5.30%, 3/1/2018	A2	$690,000	$787,923

			1,376,771

Air Freight & Logistics - 1.1%
FedEx Corp., 8.00%, 1/15/2019	Baa2	790,000	1,003,244

Airlines - 2.4%
Continental Airlines Pass Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	306,819	306,819
Delta Air Lines, Inc., 7.111%, 9/18/2011	BBB[2]	295,000	304,587
Delta Air Lines, Inc.[6], 6.20%, 7/2/2018	Baa2	500,000	504,375
Delta Air Lines, Inc., 6.821%, 8/10/2022	Baa1	172,753	170,594
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	910,000	957,850

			2,244,225

Commercial Services & Supplies - 0.9%
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	715,000	866,465

Industrial Conglomerates - 4.3%
GE Capital Trust I4, 6.375%, 11/15/2067	Aa3	1,145,000	1,064,850
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	350,000	371,950
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	740,000	796,415
General Electric Co., 5.25%, 12/6/2017	Aa2	370,000	402,340
Textron, Inc., 7.25%, 10/1/2019	Baa3	1,245,000	1,421,326

			4,056,881

Machinery - 1.9%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	660,000	796,102
John Deere Capital Corp., 5.50%, 4/13/2017	A2	225,000	253,845
John Deere Capital Corp., 5.75%, 9/10/2018	A2	700,000	800,861

			1,850,808

Road & Rail - 1.6%
CSX Corp., 6.00%, 10/1/2036	Baa3	730,000	782,426
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	705,000	785,604

			1,568,030

Total Industrials			12,966,424

Information Technology - 6.8%
Communications Equipment - 1.3%
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	1,065,000	1,183,818

Computers & Peripherals - 3.0%
Dell, Inc., 5.875%, 6/15/2019	A2	1,055,000	1,185,571
Hewlett-Packard Co., 5.50%, 3/1/2018	A2	680,000	783,179

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Computers & Peripherals (continued)
International Business Machines Corp., 5.60%, 11/30/2039	A1	$819,000	$910,511

			2,879,261

Electronic Equipment, Instruments & Components - 0.7%
Corning, Inc., 6.20%, 3/15/2016	Baa1	610,000	688,222

IT Services - 1.0%
The Western Union Co.[3], 5.253%, 4/1/2020	A3	895,000	954,867

Software - 0.8%
Oracle Corp., 5.00%, 7/8/2019	A2	700,000	776,511

Total Information Technology			6,482,679

Materials - 5.0%
Chemicals - 0.8%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	670,000	786,304

Metals & Mining - 3.0%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	660,000	613,650
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	810,000	971,389
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	Baa3	1,065,000	1,304,944

			2,889,983

Paper & Forest Products - 1.2%
International Paper Co., 7.50%, 8/15/2021	Baa3	940,000	1,100,642

Total Materials			4,776,929

Telecommunication Services - 1.3%
Wireless Telecommunication Services - 1.3%
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2	745,000	817,678
SBA Tower Trust[3], 5.101%, 4/15/2017	A2	375,000	399,469

Total Telecommunication Services			1,217,147

Utilities - 2.5%
Electric Utilities - 2.1%
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	580,000	632,264
Exelon Generation Co. LLC, 6.20%, 10/1/2017	A3	350,000	397,870
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	855,000	939,996

			1,970,130

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)

Utilities (continued)
Multi-Utilities - 0.4%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	$335,000	$383,868

Total Utilities			2,353,998

Total Non-Convertible Corporate Bonds (Identified Cost $67,613,172)			73,336,226

TOTAL CORPORATE BONDS (Identified Cost $69,113,496)			74,795,745

PREFERRED STOCKS - 1.4%

Financials - 1.4%
Commercial Banks - 0.3%
PNC Financial Services Group, Inc., Series K5	Baa3	290,000	297,692

Diversified Financial Services - 1.1%
JPMorgan Chase & Co., Series 1	Baa1	965,000	994,654

TOTAL PREFERRED STOCKS (Identified Cost $1,252,726)			1,292,346

ASSET-BACKED SECURITIES - 0.6%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	44,725	45,690
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	40,000	41,406
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4 , 1.98%, 4/15/2013	Aaa	50,000	51,001
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3] , 5.29%, 3/25/2016	Aaa	370,000	400,367

TOTAL ASSET-BACKED SECURITIES (Identified Cost $496,410)			538,464

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.1%
American Tower Trust, Series 2007-1A, Class AFX[3], 5.420%, 4/15/2037	Aaa	400,000	430,403
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[4], 5.738%, 5/10/2045	AAA[2]	100,000	105,913
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	100,000	102,772
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.729%, 3/15/2049	Aaa	110,000	117,299

The accompanying notes are an integral part of the financial statements.	8

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.768%, 6/10/2046	AAA[2]	$100,000	$106,324
Crown Castle Towers LLC, Series 2006-1A, Class AFX[3], 5.245%, 11/15/2036	Aaa	115,000	119,030
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4], 5.195%, 12/15/2044	Aaa	150,000	159,555
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4], 5.874%, 4/15/2045	Aaa	100,000	106,565
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4], 5.882%, 6/15/2038	Aaa	100,000	107,388
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4], 5.206%, 11/14/2042	Aaa	100,000	106,678
OBP Depositor LLC Trust, Series 2010-OBP, Class A3,6, 4.646%, 7/15/2045	AAA[2]	100,000	99,999
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.208%, 10/15/2044	Aaa	150,000	160,502

Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4], 5.738%, 5/15/2043	Aaa	115,000	124,053
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3, 6.011%, 6/15/2045	Aaa	150,000	159,617

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,969,210)			2,006,098

MUTUAL FUNDS - 4.1%
iShares iBoxx Investment Grade Corporate Bond Fund (Identified Cost $3,454,665)		36,380	3,945,775

U.S. GOVERNMENT AGENCIES - 9.9%
Other Agencies - 9.9%
Fannie Mae, 1.875%, 4/20/2012		2,214,000	2,260,339
Fannie Mae, 1.75%, 8/10/2012		3,265,000	3,328,645
Federal Home Loan Bank, 4.50%, 11/15/2012		545,000	590,651
Federal Home Loan Bank, 3.375%, 2/27/2013		530,000	562,155
Freddie Mac, 1.75%, 6/15/2012		830,000	846,289
Freddie Mac, 5.50%, 8/20/2012		1,660,000	1,824,660

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $9,312,007)			9,412,739

SHORT-TERM INVESTMENTS - 4.6%
Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.13%, (Identified Cost $4,372,313)		4,372,313	4,372,313

9	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

Value (Note 2)

TOTAL INVESTMENTS - 101.3% (Identified Cost $89,970,827)	$96,363,480
LIABILITIES, LESS OTHER ASSETS - (1.3%)	(1,227,498)

NET ASSETS - 100%	$95,135,982

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $3,725,821, or 3.9% of the Series’ net assets as of June 30, 2010 (see Note 2 to the financial statements).

[4]	The coupon rate is floating and is the stated rate as of June 30, 2010.
[5]	PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.
[6]	Security has been valued at fair value.
[7]	Rate shown is the current yield as of June 30, 2010.

The accompanying notes are an integral part of the financial statements.	10

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $89,970,827) (Note 2)	$96,363,480
Cash	648,050
Interest receivable	1,125,012
Receivable for fund shares sold	829,587
Dividends receivable	289

TOTAL ASSETS	98,966,418

LIABILITIES:

Accrued management fees (Note 3)	44,432
Accrued Chief Compliance Officer service fees (Note 3)	828
Accrued transfer agent fees (Note 3)	811
Payable for securities purchased	3,766,716
Other payables and accrued expenses	17,649

TOTAL LIABILITIES	3,830,436

TOTAL NET ASSETS	$95,135,982

NET ASSETS CONSIST OF:

Capital stock	$86,404
Additional paid-in-capital	87,917,884
Undistributed net investment income	1,708,411
Accumulated net realized loss on investments	(969,370)
Net unrealized appreciation on investments	6,392,653

TOTAL NET ASSETS	$95,135,982

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($95,135,982/8,640,383 shares)	$11.01

11	The accompanying notes are an integral part of the financial statements.

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Interest	$1,897,103
Dividends	117,418

Total Investment Income	2,014,521

EXPENSES:

Management fees (Note 3)	243,869
Fund accounting and administration fees (Note 3)	22,398
Directors’ fees (Note 3)	6,373
Chief Compliance Officer service fees (Note 3)	1,761
Transfer agent fees (Note 3)	1,725
Audit fees	15,955
Miscellaneous	16,538

Total Expenses	308,619
Less reduction of expenses (Note 3)	(758)

Net Expenses	307,861

NET INVESTMENT INCOME	1,706,660

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(108,769)
Net change in unrealized appreciation on investments	3,297,605

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	3,188,836

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,895,496

The accompanying notes are an integral part of the financial statements.	12

Statement of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,706,660	$2,981,016
Net realized gain (loss) on investments	(108,769)	196,512
Net change in unrealized appreciation on investments	3,297,605	3,411,672

Net increase from operations	4,895,496	6,589,200

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(2,992,322)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	13,639,665	19,933,271

Net increase in net assets	18,535,161	23,530,149

NET ASSETS:

Beginning of period	76,600,821	53,070,672

End of period (including undistributed net investment income of $1,708,411 and $1,751, respectively)	$95,135,982	$76,600,821

13	The accompanying notes are an integral part of the financial statements.

Financial Highlights

	For the Six Months Ended 6/30/10	For the Years Ended					For the Period 4/21/05[1]to
	(unaudited)	12/31/09		12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.38	$9.69		$10.05	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.22[2]	0.49[2]		0.45	0.42	0.36	0.21
Net realized and unrealized gain (loss) on investments	0.41	0.62		(0.30)	0.13	0.09	(0.11)

Total from investment operations	0.63	1.11		0.15	0.55	0.45	0.10

Less distributions to shareholders:
From net investment income	—	(0.42)		(0.46)	(0.42)	(0.36)	(0.21)
From net realized gain on investments	—	—		(0.05)	(0.06)	—	—

Total distributions to shareholders	—	(0.42)		(0.51)	(0.48)	(0.36)	(0.21)

Net asset value - End of period	$11.01	$10.38		$9.69	$10.05	$9.98	$9.89

Net assets - End of period
(000’s omitted)	$95,136	$76,601		$53,071	$49,909	$45,696	$28,578

Total return[3]	6.07%	11.46%		1.66%	5.58%	4.51%	0.98%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.76%[4]	0.79%		0.80%	0.80%	0.80%	0.80%[4]
Net investment income	4.20%[4]	4.84%		4.73%	4.21%	3.87%	3.08%[4]
Portfolio turnover	7%	67%		53%	346%	313%	293%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees, and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[4] ,5	0.00%	[5]	0.03%	0.04%	0.08%	0.20%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.	14

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in investment-grade bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	1,292,346	—	1,292,346	—
Debt securities:
U.S. Treasury and other U.S.
Government agencies	9,412,739	—	9,412,739	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	73,336,226	—	73,336,226	—
Convertible corporate debt	1,459,519	—	1,459,519	—
Asset backed securities	538,464	—	538,464	—
Commercial mortgage backed securities	2,006,098	—	2,006,098	—
Mutual funds	8,318,088	8,318,088	—	—
Other financial instruments**	—	—	—	—

Total	$96,363,480	$8,318,088	$88,045,392	$—

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

There were no Level 3 securities held by the Series as of December 31, 2009 or June 30, 2010.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series as of June 30, 2010.

17

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. No such investments were held by the Series on June 30, 2010.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

18

Notes to Financial Statements (unaudited)

Other (continued)

assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $20,649,000 and $3,713,921, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $0 and $2,039,918, respectively.

19

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Bond Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	1,736,420	$18,688,117	2,334,851	$24,190,684
Reinvested	—	—	282,320	2,942,598
Repurchased	(477,562)	(5,048,452)	(711,761)	(7,200,011)

Total	1,258,858	13,639,665	1,905,410	19,933,271

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion. At June 30, 2010, two shareholders owned 1,729,616 shares of the Series (20.0% of shares outstanding) valued at $19,043,072. Investment activities of this shareholder may have a material effect on the Series.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Ordinary income	$2,992,322

20

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

At December 31, 2009, the Series had a capital loss carryover of $860,601, available to the extent allowed by tax law to offset future net capital gain, if any, will expire as follows:

Loss Carryover	Expiration Date
$840,304	December 31, 2016
20,297	December 31, 2017

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$89,970,827
Unrealized appreciation	$6,548,278
Unrealized depreciation	(155,625)

Net unrealized appreciation	$6,392,653

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual
4. Shareholder Report - Semi-Annual

MNCRBND-06/10-SAR

MANNING & NAPIER

FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

CORE PLUS BOND SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual Hypothetical	$1,000.00	$1,057.20	$3.83
(5% return before expenses)	$1,000.00	$1,021.08	$3.76

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

2

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS - 80.9%

Convertible Corporate Bonds - 1.7%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Carnival Corp., 2.00%, 4/15/2021	A3	$1,680,000	$1,738,800

Health Care - 0.8%
Biotechnology - 0.7%
Amgen, Inc., 0.375%, 2/1/2013	A3	3,270,000	3,229,125

Health Care Equipment & Supplies - 0.1%
Medtronic, Inc., 1.625%, 4/15/2013	A1	665,000	666,663

Total Health Care			3,895,788

Industrials - 0.2%
Airlines - 0.2%
AirTran Holdings, Inc., 5.25%, 11/1/2016	CCC[2]	1,000,000	1,046,250

Information Technology - 0.4%
Computers & Peripherals - 0.4%
EMC Corp., 1.75%, 12/1/2013	A2	1,685,000	2,133,631

Total Convertible Corporate Bonds (Identified Cost $8,848,932)			8,814,469

Non-Convertible Corporate Bonds - 79.2%
Consumer Discretionary - 13.0%
Hotels, Restaurants & Leisure - 1.7%
International Game Technology, 7.50%, 6/15/2019	Baa2	4,075,000	4,731,935
Scientific Games International, Inc., 9.25%, 6/15/2019	B1	1,000,000	1,022,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B3	1,000,000	1,040,000
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1	405,000	452,446
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1	800,000	776,136
Yonkers Racing Corp.[3], 11.375%, 7/15/2016	B1	470,000	503,487

			8,526,504

Household Durables - 1.8%
Fortune Brands, Inc., 5.375%, 1/15/2016	Baa3	4,485,000	4,835,162
Newell Rubbermaid, Inc., 10.60%, 4/15/2019	Baa3	3,195,000	4,409,864

			9,245,026

Media - 6.2%
Cablevision Systems Corp.[3], 8.625%, 9/15/2017	B1	1,965,000	2,004,300
Columbus International, Inc. (Barbados)[3], 11.50%, 11/20/2014	B2	900,000	958,566
Comcast Corp., 6.50%, 11/15/2035	Baa1	4,540,000	4,937,273
Comcast Corp., 6.95%, 8/15/2037	Baa1	1,855,000	2,110,111
DIRECTV Holdings LLC, 5.20%, 3/15/2020	Baa2	4,710,000	4,908,823
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	4,875,000	5,067,406
Sirius XM Radio, Inc.[3], 9.75%, 9/1/2015	B1	1,405,000	1,492,813
Time Warner, Inc., 7.625%, 4/15/2031	Baa2	4,105,000	4,938,208

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	B1	$600,000	$722,706
UPC Holding B.V. (Netherlands)[3], 9.875%, 4/15/2018	B2	1,405,000	1,412,025
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	B1	1,365,000	1,441,781
WMG Acquisition Corp., 9.50%, 6/15/2016	Ba2	1,000,000	1,065,000

			31,059,012

Multiline Retail - 0.8%
Target Corp., 6.00%, 1/15/2018	A2	3,225,000	3,810,421

Specialty Retail - 1.9%
The Home Depot, Inc., 5.40%, 3/1/2016	Baa1	4,325,000	4,813,781
Lowe’s Companies, Inc., 6.10%, 9/15/2017	A1	3,175,000	3,739,490
Toys R Us Property Co. LLC[3], 8.50%, 12/1/2017	Ba2	920,000	943,000

			9,496,271

Textiles, Apparel & Luxury Goods - 0.6%
VF Corp., 5.95%, 11/1/2017	A3	2,815,000	3,202,262

Total Consumer Discretionary			65,339,496

Consumer Staples - 3.2%
Beverages - 1.3%
CEDC Finance Corp. International, Inc.[3], 9.125%, 12/1/2016	B1	1,215,000	1,172,475
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	1,205,000	1,283,325
PepsiCo, Inc., 7.90%, 11/1/2018	Aa3	3,330,000	4,305,550

			6,761,350

Food & Staples Retailing - 0.1%
Ingles Markets, Inc., 8.875%, 5/15/2017	B1	395,000	401,913

Food Products - 1.6%
General Mills, Inc., 5.65%, 2/15/2019	Baa1	3,260,000	3,704,266
Kraft Foods, Inc., 6.125%, 2/1/2018	Baa2	3,610,000	4,096,982

			7,801,248

Household Products - 0.0%*
The Procter & Gamble Co., 4.85%, 12/15/2015	Aa3	25,000	28,287

Personal Products - 0.2%
Revlon Consumer Products Corp.[3], 9.75%, 11/15/2015	B3	1,215,000	1,245,375

Total Consumer Staples			16,238,173

Energy - 6.7%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	3,155,000	3,857,347

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Cie Generale de Geophysique - Veritas (France), 7.75%, 5/15/2017	Ba3	$1,000,000	$947,500
Complete Production Services, Inc., 8.00%, 12/15/2016	B1	1,155,000	1,129,013
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	Ba3	500,000	445,000
Key Energy Services, Inc., 8.375%, 12/1/2014	B1	1,000,000	993,750
Thermon Industries, Inc.[3], 9.50%, 5/1/2017	B1	830,000	842,450
Weatherford International Ltd. (Switzerland), 9.625%, 3/1/2019	Baa1	3,705,000	4,461,528

			12,676,588

Oil, Gas & Consumable Fuels - 4.2%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	B2	1,000,000	965,000
Anadarko Petroleum Corp., 5.95%, 9/15/2016	Ba1	5,825,000	5,013,560
Apache Corp., 6.90%, 9/15/2018	A3	2,275,000	2,765,508
Aquilex Holdings LLC - Aquilex Finance Corp.[3], 11.125%, 12/15/2016	B3	740,000	740,000
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	1,465,000	1,468,662
Chaparral Energy, Inc., 8.875%, 2/1/2017	Caa1	1,055,000	970,600
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,000,000	1,105,000
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 9.00%, 4/1/2015	Ba3	415,000	410,850
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 10.875%, 4/1/2017	B3	395,000	385,125
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B3	1,000,000	998,750
Martin Midstream Partners LP - Martin Midstream Finance Corp.[3], 8.875%, 4/1/2018	B3	840,000	831,600
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[3] , 8.875%, 3/15/2018	B1	605,000	614,075
Plains Exploration & Production Co., 8.625%, 10/15/2019	B1	1,535,000	1,554,188
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B2	750,000	736,875
Tesoro Corp., 9.75%, 6/1/2019	Ba1	1,180,000	1,224,250
Whiting Petroleum Corp., 7.00%, 2/1/2014	B1	1,000,000	1,020,000

			20,804,043

Total Energy			33,480,631

Financials - 25.0%
Capital Markets - 4.8%
Goldman Sachs Capital I, 6.345%, 2/15/2034	A3	3,450,000	3,095,602
Goldman Sachs Capital II4, 5.793%, 12/29/2049	Baa2	4,205,000	3,174,775
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A1	3,385,000	3,545,845

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A1	$4,510,000	$4,456,403
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037	A3	1,785,000	1,621,094
Morgan Stanley, 5.55%, 4/27/2017	A2	3,544,000	3,515,202
Morgan Stanley, 5.50%, 1/26/2020	A2	4,485,000	4,338,789

			23,747,710

Commercial Banks - 6.0%
Household Finance Co., 6.375%, 11/27/2012	A3	4,335,000	4,681,535
KeyBank National Association, 5.45%, 3/3/2016	A3	4,640,000	4,802,827
Manufacturers & Traders Trust Co., 6.625%, 12/4/2017	A3	4,605,000	5,103,800
National City Corp., 6.875%, 5/15/2019	Baa1	1,920,000	2,155,236
PNC Bank National Association[5], 5.25%, 1/15/2017	A2	5,640,000	5,991,287
U.S. Bank National Association, 6.375%, 8/1/2011	Aa2	85,000	89,744
USB Capital XIII Trust, 6.625%, 12/15/2039	A2	2,040,000	2,150,854
Wachovia Corp., 5.25%, 8/1/2014	A2	4,500,000	4,765,437

			29,740,720

Consumer Finance - 1.8%
American Express Co., 8.125%, 5/20/2019	A3	3,935,000	4,885,672
American Express Co.[4], 6.80%, 9/1/2066	Baa2	3,445,000	3,281,363
Credit Acceptance Corp.[3], 9.125%, 2/1/2017	B1	1,000,000	1,005,000

			9,172,035

Diversified Financial Services - 3.5%
Bank of America Corp., 5.75%, 8/15/2016	A3	3,715,000	3,848,640
Bank of America Corp., 7.625%, 6/1/2019	A2	3,315,000	3,797,359
Citigroup, Inc., 8.50%, 5/22/2019	A3	4,110,000	4,899,630
JPMorgan Chase & Co., 6.30%, 4/23/2019	Aa3	4,300,000	4,856,828

			17,402,457

Insurance - 1.1%
American International Group, Inc., 4.25%, 5/15/2013	A3	1,840,000	1,775,600
Fidelity National Financial, Inc., 6.60%, 5/15/2017	Baa3	2,475,000	2,467,746
Hartford Financial Services Group, Inc.[4], 8.125%, 6/15/2038	Ba1	1,615,000	1,465,612

			5,708,958

Real Estate Investment Trusts (REITS) - 7.8%
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1	4,380,000	4,840,934
Boston Properties LP, 5.875%, 10/15/2019	Baa2	4,455,000	4,766,249
Camden Property Trust, 5.70%, 5/15/2017	Baa1	4,025,000	4,191,961
Digital Realty Trust LP3, 5.875%, 2/1/2020	Baa2	1,000,000	1,020,247
DuPont Fabros Technology LP3, 8.50%, 12/15/2017	Ba2	1,475,000	1,511,875
Felcor Lodging LP, 10.00%, 10/1/2014	B2	1,000,000	1,045,000

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
HCP, Inc., 6.70%, 1/30/2018	Baa3	$4,500,000	$4,744,242
Health Care REIT, Inc., 6.20%, 6/1/2016	Baa2	4,390,000	4,768,435
Host Hotels & Resorts LP, 6.375%, 3/15/2015	Ba1	740,000	725,200
Mack-Cali Realty LP, 7.75%, 8/15/2019	Baa2	2,665,000	3,131,697
National Retail Properties, Inc., 6.875%, 10/15/2017	Baa2	2,365,000	2,586,265
Omega Healthcare Investors, Inc.[3], 7.50%, 2/15/2020	Ba3	1,000,000	997,500
Simon Property Group LP, 10.35%, 4/1/2019	A3	3,670,000	4,884,972

			39,214,577

Total Financials			124,986,457

Health Care - 3.4%
Health Care Equipment & Supplies - 1.3%
Becton Dickinson and Co., 6.00%, 5/15/2039	A2	3,350,000	3,915,788
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3	1,000,000	1,033,750
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	B3	1,600,000	1,604,000

			6,553,538

Health Care Providers & Services - 0.6%
BioScrip, Inc.[3], 10.25%, 10/1/2015	B3	795,000	787,050
HCA, Inc., 8.50%, 4/15/2019	Ba3	1,000,000	1,060,000
Health Management Associates, Inc., 6.125%, 4/15/2016	BB2	1,050,000	994,875

			2,841,925

Life Sciences Tools & Services - 0.2%
PharmaNet Development Group, Inc.[3], 10.875%, 4/15/2017	B3	825,000	804,375

Pharmaceuticals - 1.3%
Abbott Laboratories, 5.875%, 5/15/2016	A1	500,000	584,946
Novartis Securities Investment Ltd. (Bermuda), 5.125%, 2/10/2019	Aa2	4,420,000	4,947,951
Valeant Pharmaceuticals International[3], 7.625%, 3/15/2020	Ba3	1,000,000	1,180,000

			6,712,897

Total Health Care			16,912,735

Industrials - 12.8%
Aerospace & Defense - 0.9%
The Boeing Co., 6.00%, 3/15/2019	A2	3,465,000	4,080,717
Kratos Defense & Security Solutions, Inc.[3], 10.00%, 6/1/2017	B3	525,000	532,875

			4,613,592

Air Freight & Logistics - 0.1%
FedEx Corp., 8.00%, 1/15/2019	Baa2	435,000	552,420

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines - 1.7%
AirTran Airways, Inc.[6,7], 10.41%, 4/1/2017	B1	$600,725	$564,681
Continental Airlines Pass Through Trust, Series 1997-4, Class A, 6.90%, 1/2/2018	Baa2	358,921	358,921
Delta Air Lines, Inc., 7.111%, 9/18/2011	BBB[2]	1,245,000	1,285,462
Delta Air Lines, Inc.[3], 9.50%, 9/15/2014	Ba2	1,000,000	1,050,000
Delta Air Lines, Inc., 6.821%, 8/10/2022	Baa1	1,264,046	1,248,246
Southwest Airlines Co., 5.25%, 10/1/2014	Baa3	3,925,000	4,131,384

			8,638,694

Building Products - 0.6%
Building Materials Corp. of America[3], 7.50%, 3/15/2020	B3	400,000	393,000
Owens Corning, 9.00%, 6/15/2019	Ba1	1,095,000	1,294,705
USG Corp.[3], 9.75%, 8/1/2014	B2	1,000,000	1,040,000

			2,727,705

Commercial Services & Supplies - 1.3%
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba2	1,000,000	1,027,500
Garda World Security Corp. (Canada)[3], 9.75%, 3/15/2017	B3	800,000	812,000
Waste Management, Inc., 7.375%, 3/11/2019	Baa3	3,930,000	4,762,527

			6,602,027

Industrial Conglomerates - 3.9%
GE Capital Trust I4, 6.375%, 11/15/2067	Aa3	3,545,000	3,296,850
General Electric Capital Corp., 5.625%, 5/1/2018	Aa2	2,150,000	2,284,835
General Electric Capital Corp., 5.50%, 1/8/2020	Aa2	3,105,000	3,281,224
General Electric Capital Corp., Series A, 6.75%, 3/15/2032	Aa2	3,695,000	3,976,696
General Electric Co., 5.25%, 12/6/2017	Aa2	2,100,000	2,283,553
Textron, Inc., 7.25%, 10/1/2019	Baa3	3,790,000	4,326,766

			19,449,924

Machinery - 2.0%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2	3,385,000	4,083,038
John Deere Capital Corp., 5.50%, 4/13/2017	A2	1,240,000	1,398,969
John Deere Capital Corp., 5.75%, 9/10/2018	A2	3,795,000	4,341,810

			9,823,817

Marine - 0.4%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3], 8.875%, 11/1/2017	Ba3	1,115,000	1,123,362
United Maritime Group LLC - United Maritime Group Finance Corp.[3], 11.75%, 6/15/2015	B3	740,000	699,300

			1,822,662

The accompanying notes are an integral part of the financial statements.	8

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Road & Rail - 1.9%
CSX Corp., 6.00%, 10/1/2036	Baa3	$4,530,000	$4,855,327
RailAmerica, Inc., 9.25%, 7/1/2017	B1	710,000	743,725
Union Pacific Corp., 5.65%, 5/1/2017	Baa2	3,675,000	4,095,170

			9,694,222

Total Industrials			63,925,063

Information Technology - 4.9%
Communications Equipment - 1.5%
Alcatel-Lucent USA, Inc., 6.50%, 1/15/2028	B1	1,000,000	660,000
Cisco Systems, Inc., 5.90%, 2/15/2039	A1	3,705,000	4,118,352
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	B1	1,280,000	1,296,000
Nokia Corp. (Finland), 5.375%, 5/15/2019	A2	1,500,000	1,578,134

			7,652,486

Computers & Peripherals - 1.0%
International Business Machines Corp., 5.60%, 11/30/2039	A1	4,506,000	5,009,478

Electronic Equipment, Instruments & Components - 0.9%
Corning, Inc., 6.20%, 3/15/2016	Baa1	3,915,000	4,417,032

IT Services - 1.0%
The Western Union Co.[3], 5.253%, 4/1/2020	A3	4,810,000	5,131,741

Semiconductors & Semiconductor Equipment - 0.5%
Advanced Micro Devices, Inc.[3], 8.125%, 12/15/2017	Ba3	1,475,000	1,467,625
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[3], 10.50%, 4/15/2018	B2	830,000	844,525

			2,312,150

Total Information Technology			24,522,887

Materials - 5.3%
Chemicals - 0.9%
E.I. du Pont de Nemours & Co., 6.00%, 7/15/2018	A2	3,435,000	4,031,275
Solutia, Inc., 7.875%, 3/15/2020	B2	400,000	399,000

			4,430,275

Containers & Packaging - 0.1%
BWAY Holding Co.[3], 10.00%, 6/15/2018	B3	700,000	729,750

Metals & Mining - 3.0%
Alcoa, Inc., 5.87%, 2/23/2022	Baa3	2,185,000	2,031,552
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	3,230,000	3,873,565
Cliffs Natural Resources, Inc., 5.90%, 3/15/2020	Baa3	1,000,000	1,072,354
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	805,000	809,025

9	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Metals & Mining (continued)
Teck Resources Ltd. (Canada), 10.75%, 5/15/2019	Baa3	$5,895,000	$7,223,143

			15,009,639

Paper & Forest Products - 1.3%
Georgia-Pacific LLC[3], 8.25%, 5/1/2016	Ba2	1,100,000	1,172,875
Georgia-Pacific LLC[3], 7.125%, 1/15/2017	Ba2	270,000	275,400
International Paper Co., 7.50%, 8/15/2021	Baa3	4,140,000	4,847,505

			6,295,780

Total Materials			26,465,444

Telecommunication Services - 2.6%
Diversified Telecommunication Services - 0.6%
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	Caa1	410,000	408,463
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	Caa1	370,000	366,762
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[3], 8.875%, 1/15/2015	B3	1,210,000	1,223,613
Wind Acquisition Finance S.A. (Luxembourg)[3], 11.75%, 7/15/2017	B2	1,080,000	1,107,000

			3,105,838

Wireless Telecommunication Services - 2.0%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3], 7.75%, 5/1/2017	Baa3	1,000,000	1,057,500
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2	4,070,000	4,467,045
NII Capital Corp., 10.00%, 8/15/2016	B1	1,000,000	1,052,500
SBA Telecommunications, Inc.[3], 8.00%, 8/15/2016	Ba3	1,000,000	1,035,000
SBA Tower Trust[3], 5.101%, 4/15/2017	A2	2,095,000	2,231,703

			9,843,748

Total Telecommunication Services			12,949,586

Utilities - 2.3%
Electric Utilities - 1.9%
Allegheny Energy Supply Co. LLC[3], 5.75%, 10/15/2019	Baa3	2,385,000	2,367,363
Exelon Generation Co. LLC, 5.35%, 1/15/2014	A3	3,355,000	3,657,322
Southwestern Electric Power Co., 6.45%, 1/15/2019	Baa3	3,240,000	3,562,092

			9,586,777

Independent Power Producers & Energy Traders - 0.2%
Mirant Mid Atlantic Pass Through Trust, Series B, 9.125%, 6/30/2017	Ba1	389,120	402,253

The accompanying notes are an integral part of the financial statements.	10

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power Producers & Energy Traders (continued)
Mirant Mid Atlantic Pass Through Trust, Series C, 10.06%, 12/30/2028	Ba1	$487,147	$522,465

			924,718

Multi-Utilities - 0.2%
CenterPoint Energy Resources Corp., Series B, 7.875%, 4/1/2013	Baa3	770,000	882,322
DCP Midstream LLC, 7.875%, 8/16/2010	Baa2	30,000	30,220

			912,542

Total Utilities			11,424,037

Total Non-Convertible Corporate Bonds (Identified Cost $366,716,386)			396,244,509

TOTAL CORPORATE BONDS (Identified Cost $375,565,318)			405,058,978

PREFERRED STOCKS - 2.3%

Financials - 2.3%
Commercial Banks - 1.0%
PNC Financial Services Group, Inc., Series K5	Baa3	1,850,000	1,899,069
Wells Fargo & Co., Series K	Ba1	3,145,000	3,239,350

			5,138,419

Diversified Financial Services - 1.3%
Bank of America Corp., Series K	Ba3	3,350,000	3,235,866
JPMorgan Chase & Co., Series 1	Baa1	2,985,000	3,076,729

			6,312,595

TOTAL PREFERRED STOCKS (Identified Cost $10,895,302)			11,451,014

ASSET-BACKED SECURITIES - 0.8%
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 4/16/2012	Aaa	$268,351	274,139
Capital Auto Receivables Asset Trust, Series 2007-3, Class A4, 5.21%, 3/17/2014	Aaa	200,000	207,031
Ford Credit Auto Owner Trust, Series 2008-C, Class A4B4, 1.98%, 4/15/2013	Aaa	300,000	306,007
Hertz Vehicle Financing LLC, Series 2009-2A, Class A2[3], 5.29%, 3/25/2016	Aaa	2,585,000	2,797,155

11	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2002-4, Class A4[4], 0.397%, 3/15/2017	Aaa	$468,673	$468,071

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,765,204)			4,052,403

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.5%
Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4[4], 5.738%, 5/10/2045	AAA[2]	400,000	423,650
Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	335,000	344,286
Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4[4], 5.722%, 9/11/2038	Aaa	190,000	203,870
Bear Stearns Commercial Mortgage Securities, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[2]	525,000	547,676
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.729%, 3/15/2049	Aaa	575,000	613,154
Commercial Mortgage Pass-Through Certificates, Series 2006-C7, Class A4[4], 5.768%, 6/10/2046	AAA[2]	410,000	435,927
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP5, Class A4[4], 5.195%, 12/15/2044	Aaa	820,000	872,232
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A4[4], 5.874%, 4/15/2045	Aaa	330,000	351,666
LB-UBS Commercial Mortgage Trust, Series 2006-C4, Class A4[4], 5.882%, 6/15/2038	Aaa	365,000	391,967
Morgan Stanley Capital I, Series 2005-HQ7, Class A4[4], 5.206%, 11/14/2042	Aaa	385,000	410,712
OBP Depositor LLC Trust, Series 2010-OBP, Class A3,6, 4.646%, 7/15/2045	AAA[2]	420,000	419,998
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.208%, 10/15/2044	Aaa	820,000	877,413
Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4[4], 5.738%, 5/15/2043	Aaa	770,000	830,616
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3, 6.011%, 6/15/2045	Aaa	900,000	957,700

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Identified Cost $7,579,598)			7,680,867

FOREIGN GOVERNMENT BONDS - 0.7%
Hellenic Republic Government Bond (Greece), 6.00%, 7/19/2019 (Identified Cost $5,171,280)	Ba1	4,000,000	3,502,201

The accompanying notes are an integral part of the financial statements.	12

Investment Portfolio - June 30, 2010 (unaudited)

	Shares/ Principal Amount	Value (Note 2)

MUTUAL FUNDS - 5.4%
iShares iBoxx High Yield Corporate Bond Fund	81,310	$6,903,219
iShares iBoxx Investment Grade Corporate Bond Fund	183,390	19,890,479
John Hancock Preferred Income Fund	10,500	182,070

TOTAL MUTUAL FUNDS (Identified Cost $22,465,226)		26,975,768

U.S. GOVERNMENT AGENCIES - 7.5%

Other Agencies - 7.5%
Fannie Mae, 1.75%, 8/10/2012	$2,611,000	2,661,896
Federal Home Loan Bank, 4.50%, 11/15/2012	655,000	709,866
Federal Home Loan Bank, 3.375%, 2/27/2013	640,000	678,828
Freddie Mac, 1.75%, 6/15/2012	16,160,000	16,477,140
Freddie Mac, 5.50%, 8/20/2012	15,570,000	17,114,435

TOTAL U.S. GOVERNMENT AGENCIES (Identified Cost $37,235,242)		37,642,165

SHORT-TERM INVESTMENTS - 1.5%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.13%, (Identified Cost $7,373,309)	7,373,309	7,373,309

TOTAL INVESTMENTS - 100.6% (Identified Cost $470,050,479)		503,736,705
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(3,213,990)

NET ASSETS - 100%		$500,522,715

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS OPEN AT JUNE 30, 2010:
Settlement Date	Contracts to Deliver	In Exchange For	Contracts At Value	Unrealized Appreciation
7/28/2010	EUR4,000,000	$4,916,920	$4,892,047	$24,873

*Less	than 0.1%
EUR	- Euro currency

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $54,338,949, or 10.9%, of the Series’ net assets as of June 30, 2010 (see Note 2 to the financial statements).

4The coupon rate is floating and is the stated rate as of June 30, 2010.

5PNC Global Investment Servicing (U.S.) Inc. serves as sub-accountant and sub-transfer agent to the Series.

6 Security has been valued at fair value.

7Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on December 2, 2009 at a cost of $234,298 ($88.00 per share) and on March 5, 2010 at a cost of $315,915 ($94.75 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $564,681, or 0.1%, of the Series’ net assets as of June 30, 2010 (see Note 2 to the financial statements).

8 Rate shown is the current yield as of June 30, 2010.

13	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $470,050,479) (Note 2)	$503,736,705
Cash	448,650
Interest receivable	7,200,972
Receivable for fund shares sold	157,763
Unrealized appreciation on foreign forward currency contracts (Note 2)	24,873
Dividends receivable	1,038

TOTAL ASSETS	511,570,001

LIABILITIES:

Accrued management fees (Note 3)	287,833
Accrued transfer agent fees (Note 3)	3,198
Accrued fund accounting and administration fees (Note 3)	2,427
Accrued Chief Compliance Officer service fees (Note 3)	828
Payable for securities purchased	7,757,019
Payable for fund shares repurchased	2,979,988
Other payables and accrued expenses	15,993

TOTAL LIABILITIES	11,047,286

TOTAL NET ASSETS	$500,522,715

NET ASSETS CONSIST OF:

Capital stock	$451,527
Additional paid-in-capital	457,263,119
Undistributed net investment income	11,165,698
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(2,034,421)
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	33,676,792

TOTAL NET ASSETS	$500,522,715

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($500,522,715/45,152,662 shares)	$11.09

The accompanying notes are an integral part of the financial statements.	14

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Interest	$11,252,041
Dividends	1,231,932

Total Investment Income	12,483,973

EXPENSES:

Management fees (Note 3)	1,526,896
Fund accounting and administration fees (Note 3)	47,307
Directors’ fees (Note 3)	6,373
Transfer agent fees (Note 3)	4,956
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	53,487

Total Expenses	1,640,780
Less reduction of expenses (Note 3)	(758)

Net Expenses	1,640,022

NET INVESTMENT INCOME	10,843,951

REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	284,238
Foreign currency and translation of other assets and liabilities	130,221

414,459

Net change in unrealized appreciation on-
Investments	13,039,136
Foreign currency and translation of other assets and liabilities	47

13,039,183

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	13,453,642

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,297,593

15	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Year Ended 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$10,843,951	$19,821,911
Net realized gain on investments and foreign currency	414,459	2,769,225
Net change in unrealized appreciation on investments and foreign currency	13,039,183	24,535,497

Net increase from operations	24,297,593	47,126,633

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(19,892,958)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	80,916,777	27,443,626

Net increase in net assets	105,214,370	54,677,301

NET ASSETS:

Beginning of period	395,308,345	340,631,044

End of period (including undistributed net investment income of $11,165,698 and $321,747, respectively)	$500,522,715	$395,308,345

The accompanying notes are an integral part of the financial statements.	16

Financial Highlights

	For the Six Months Ended 6/30/10		For the Years Ended			For the Period 4/21/05[1] to
	(unaudited)	12/31/09	12/31/08	12/31/07	12/31/06	12/31/05
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.49	$9.66	$10.02	$9.98	$9.89	$10.00

Income (loss) from investment operations:
Net investment income	0.27[2]	0.57[2]	0.42	0.40	0.37	0.22
Net realized and unrealized gain (loss) on investments	0.33	0.82	(0.32)	0.03	0.08	(0.12)

Total from investment operations	0.60	1.39	0.10	0.43	0.45	0.10

Less distributions to shareholders:
From net investment income	—	(0.56)	(0.45)	(0.39)	(0.36)	(0.21)
From net realized gain on investments	—	—	(0.01)	—	—	—

Total distributions to shareholders	—	(0.56)	(0.46)	(0.39)	(0.36)	(0.21)

Net asset value - End of period	$11.09	$10.49	$9.66	$10.02	$9.98	$9.89

Net assets - End of period (000’s omitted)	$500,523	$395,308	$340,631	$278,494	$224,145	$175,594

Total return[3]	5.72%	14.35%	1.24%	4.34%	4.59%	1.04%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	0.75%[4]	0.78%	0.80%	0.81%	0.83%	0.88%[4]
Net investment income	4.97%[4]	5.60%	4.84%	4.20%	3.95%	3.12%[4]
Portfolio turnover	11%	72%	63%	341%	315%	290%

*The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00%[4,5]	0.00%[5]	N/A	N/A	N/A	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

17	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Core Plus Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in bonds and other financial instruments, including derivatives, with economic characteristics similar to bonds.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 125 million have been designated as Core Plus Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

18

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	11,451,014	—	11,451,014	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	37,642,165	—	37,642,165	—
States and political subdivisions (municipals)	—	—	—	—
Corporate debt	396,244,509	—	395,679,828	564,681
Convertible corporate debt	8,814,469	—	8,814,469	—
Asset backed securities	4,052,403	—	4,052,403	—
Commercial mortgage backed securities	7,680,867	—	7,680,867	—
Foreign government bonds	3,502,201	—	3,502,201	—
Mutual funds	34,349,077	34,349,077	—	—
Other financial instruments**	—	—	—	—

Total	$503,736,705	$34,349,077	$468,822,947	$564,681

19

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of December 31, 2009 (market value)	$244,111
Accrued discounts/premiums	2,049
Change in unrealized appreciation/depreciation***	9,454
Net realized gain	902
Net purchases/sales	308,165

Balance as of June 30, 2010 (market value)	$564,681

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification and for securities where a latest quoted sales price is not available and the latest quoted bid price was used to value the security. Such securities are included in Level 2 in the table above.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

***The change in unrealized appreciation (depreciation) on securities still held at June 30, 2010 was $9,454, which is included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized

20

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Foreign Currency Translation (continued)

and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed. Realized and unrealized gain or loss arising from a transaction is included in net realized and unrealized gain (loss) on investments.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. Investments in forward foreign currency exchange contacts held by the Series, if any, on June 30, 2010 are shown at the end of the Investment Portfolio, which is indicative of volume of derivative activity during the period.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2010.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2010.

21

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2010, the aggregate value of securities deemed illiquid was $564,681, representing 0.1% of the Series’ net assets.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2006 through December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of

22

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Other (continued)

assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.90% of average daily net assets each year. For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $144,975,643 and $38,750,958, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $0 and $6,452,367, respectively.

23

Notes to Financial Statements (unaudited)

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of Core Plus Bond Series were:

	For the Six Months Ended 6/30/10		For the Year Ended 12/31/09
	Shares	Amount	Shares	Amount
Sold	9,827,565	$106,626,085	5,159,453	$53,012,979
Reinvested	—	—	1,861,873	19,585,357
Repurchased	(2,365,259)	(25,709,308)	(4,577,661)	(45,154,710)

Total	7,462,306	$80,916,777	2,443,665	$27,443,626

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2010, except forward foreign currency exchange contracts, as shown at the end the Investment Portfolio.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2009 were as follows:

Ordinary income	$19,892,958

At December 31, 2009, the Series had a capital loss carryover of $2,448,880, available to the extent allowed by tax law to offset future net capital gain, if any, which will expire on December 31, 2016.

24

Notes to Financial Statements (unaudited)

8.	FEDERAL INCOME TAX INFORMATION (continued)

For the year ended December 31, 2009, the Series elected to defer $12,216 of currency losses attributable to Post-October losses.

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$470,050,479
Unrealized appreciation	$36,698,374
Unrealized depreciation	(3,012,148)

Net unrealized appreciation	$33,686,226

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

25

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on
Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNCRPLBND-06/10-SAR

MANNING & NAPIER
FUND, INC.

Manning & Napier Fund, Inc.

Semi-Annual Report - June 30, 2010

HIGH YIELD BOND SERIES

Shareholder Expense Example (unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 to June 30, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 1/1/10	Ending Account Value 6/30/10	Expenses Paid During Period* 1/1/10-6/30/10
Actual	$1,000.00	$1,037.60	$5.61
Hypothetical (5% return before expenses)	$1,000.00	$1,019.29	$5.56

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.11%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

1

Portfolio Composition as of June 30, 2010 (unaudited)

2

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)

CORPORATE BONDS - 89.9%

Convertible Corporate Bonds - 0.3%
Industrials - 0.3%
Airlines - 0.3%
AirTran Holdings, Inc., 5.25%, 11/1/2016
(Identified Cost $485,300)	CCC	[2]	$460,000	$481,275

Non-Convertible Corporate Bonds - 89.6%
Consumer Discretionary - 16.9%
Diversified Consumer Services - 0.9%
Affinion Group, Inc., 11.50%, 10/15/2015	Caa1		1,275,000	1,338,750

Hotels, Restaurants & Leisure - 5.0%
Scientific Games Corp.[3], 7.875%, 6/15/2016	B1		1,450,000	1,421,000
Scientific Games International, Inc., 9.25%, 6/15/2019	B1		1,000,000	1,022,500
Wendy’s - Arby’s Restaurants LLC, 10.00%, 7/15/2016	B3		1,700,000	1,768,000
Wyndham Worldwide Corp., 9.875%, 5/1/2014	Ba1		570,000	636,776
Wyndham Worldwide Corp., 6.00%, 12/1/2016	Ba1		1,400,000	1,358,238
Yonkers Racing Corp.[3], 11.375%, 7/15/2016	B1		765,000	819,506

				7,026,020

Media - 9.6%
Cablevision Systems Corp.[3], 8.625%, 9/15/2017	B1		2,030,000	2,070,600
Columbus International, Inc. (Barbados)[3], 11.50%, 11/20/2014	B2		1,770,000	1,885,179
MDC Partners, Inc. (Canada)[3], 11.00%, 11/1/2016	B2		955,000	1,017,075
Sirius XM Radio, Inc.[3], 9.75%, 9/1/2015	B1		940,000	998,750
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	B1		650,000	637,000
Unitymedia Hessen GmbH & Co. KG (Germany)[3], 8.125%, 12/1/2017	B1		525,000	632,368
UPC Holding B.V. (Netherlands)[3], 9.875%, 4/15/2018	B2		1,935,000	1,944,675
Virgin Media Finance plc (United Kingdom), 8.375%, 10/15/2019	B1		935,000	946,687
Virgin Media Finance plc, Series 1 (United Kingdom), 9.50%, 8/15/2016	B1		1,035,000	1,093,219
WMG Acquisition Corp., 9.50%, 6/15/2016	Ba2		1,105,000	1,176,825
XM Satellite Radio, Inc.[3], 11.25%, 6/15/2013	B2		965,000	1,030,137

				13,432,515

Specialty Retail - 1.4%
Toys R Us Property Co. LLC[3], 8.50%, 12/1/2017	Ba2		1,885,000	1,932,125

Total Consumer Discretionary				23,729,410

Consumer Staples - 4.7%
Beverages - 2.7%
CEDC Finance Corp. International, Inc.[3], 9.125%, 12/1/2016	B1		1,885,000	1,819,025

3	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Beverages (continued)
Constellation Brands, Inc., 8.375%, 12/15/2014	Ba3	$1,830,000	$1,948,950

			3,767,975

Food & Staples Retailing - 0.5%
Ingles Markets, Inc., 8.875%, 5/15/2017	B1	640,000	651,200

Personal Products - 1.5%
Revlon Consumer Products Corp.[3], 9.75%, 11/15/2015	B3	2,055,000	2,106,375

Total Consumer Staples			6,525,550

Energy - 18.1%
Energy Equipment & Services - 5.5%
Cie Generale de Geophysique - Veritas (France), 7.50%, 5/15/2015	Ba3	2,000,000	1,905,000
Complete Production Services, Inc., 8.00%, 12/15/2016	B1	2,150,000	2,101,625
Hornbeck Offshore Services, Inc., 8.00%, 9/1/2017	Ba3	1,340,000	1,192,600
Key Energy Services, Inc., 8.375%, 12/1/2014	B1	1,150,000	1,142,813
Thermon Industries, Inc.[3], 9.50%, 5/1/2017	B1	1,355,000	1,375,325

			7,717,363

Oil, Gas & Consumable Fuels - 12.6%
Alon Refining Krotz Springs, Inc., 13.50%, 10/15/2014	B2	920,000	887,800
Aquilex Holdings LLC - Aquilex Finance Corp.[3], 11.125%, 12/15/2016	B3	1,185,000	1,185,000
Arch Coal, Inc.[3], 8.75%, 8/1/2016	B1	725,000	755,812
Arch Western Finance LLC, 6.75%, 7/1/2013	B1	1,290,000	1,293,225
Chaparral Energy, Inc., 8.875%, 2/1/2017	Caa1	1,495,000	1,375,400
Chesapeake Energy Corp., 9.50%, 2/15/2015	Ba3	1,115,000	1,232,075
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 9.00%, 4/1/2015	Ba3	670,000	663,300
Coffeyville Resources LLC - Coffeyville Finance, Inc.[3], 10.875%, 4/1/2017	B3	640,000	624,000
Crosstex Energy LP - Crosstex Energy Finance Corp., 8.875%, 2/15/2018	B3	1,330,000	1,328,338
Martin Midstream Partners LP - Martin Midstream Finance Corp.[3], 8.875%, 4/1/2018	B3	1,360,000	1,346,400
Niska Gas Storage US LLC - Niska Gas Storage Canada ULC[3], 8.875%, 3/15/2018	B1	970,000	984,550
Plains Exploration & Production Co., 8.625%, 10/15/2019	B1	2,130,000	2,156,625
Targa Resources Partners LP - Targa Resources Partners Finance Corp., 8.25%, 7/1/2016	B2	1,410,000	1,385,325
Tesoro Corp., 9.75%, 6/1/2019	Ba1	1,940,000	2,012,750

The accompanying notes are an integral part of the financial statements.	4

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)		Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
Whiting Petroleum Corp., 7.00%, 2/1/2014	B1		$485,000	$494,700

				17,725,300

Total Energy				25,442,663

Financials - 10.4%
Capital Markets - 0.9%
Goldman Sachs Capital II4, 5.793%, 12/29/2049	Baa2		1,650,000	1,245,750

Commercial Banks - 0.5%
Wilmington Trust Corp., 8.50%, 4/2/2018	Ba1		755,000	764,481

Consumer Finance - 2.9%
American Express Co.[4], 6.80%, 9/1/2066	Baa2		2,940,000	2,800,350
Credit Acceptance Corp.[3], 9.125%, 2/1/2017	B1		1,215,000	1,221,075

				4,021,425

Insurance - 1.5%
Hartford Financial Services Group, Inc.[4], 8.125%, 6/15/2038	Ba1		2,250,000	2,041,875

Real Estate Investment Trusts (REITS) - 4.6%
DuPont Fabros Technology LP3, 8.50%, 12/15/2017	Ba2		2,495,000	2,557,375
Felcor Lodging LP, 10.00%, 10/1/2014	B2		1,370,000	1,431,650
Host Hotels & Resorts LP, 6.875%, 11/1/2014	BB	[2]	665,000	663,338
Host Hotels & Resorts LP, 6.375%, 3/15/2015	Ba1		550,000	539,000
Omega Healthcare Investors, Inc.[3], 7.50%, 2/15/2020	Ba3		1,335,000	1,331,662

				6,523,025

Total Financials				14,596,556

Health Care - 8.0%
Health Care Equipment & Supplies - 2.8%
Fresenius Medical Care Capital Trust IV, 7.875%, 6/15/2011	Ba3		965,000	997,569
Fresenius US Finance II, Inc.[3], 9.00%, 7/15/2015	Ba1		270,000	292,612
Inverness Medical Innovations, Inc., 7.875%, 2/1/2016	B2		1,725,000	1,686,187
Inverness Medical Innovations, Inc., 9.00%, 5/15/2016	B3		983,000	985,458

				3,961,826

Health Care Providers & Services - 3.1%
BioScrip, Inc.[3], 10.25%, 10/1/2015	B3		1,285,000	1,272,150
HCA, Inc., 7.875%, 2/15/2020	Ba3		1,170,000	1,203,638
Health Management Associates, Inc., 6.125%, 4/15/2016	BB	[2]	1,935,000	1,833,412

				4,309,200

Life Sciences Tools & Services - 0.9%
PharmaNet Development Group, Inc.[3], 10.875%, 4/15/2017	B3		1,350,000	1,316,250

5	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals - 1.2%
Valeant Pharmaceuticals International[3], 7.625%, 3/15/2020	Ba3	$1,395,000	$1,646,100

Total Health Care			11,233,376

Industrials - 14.5%
Aerospace & Defense - 1.2%
GeoEye, Inc.[3], 9.625%, 10/1/2015	B1	945,000	963,900
Kratos Defense & Security Solutions, Inc.[3], 10.00%, 6/1/2017	B3	750,000	761,250

			1,725,150

Airlines - 2.7%
AirTran Airways, Inc.[5,6], 10.41%, 4/1/2017	B1	1,378,951	1,296,214
Delta Air Lines, Inc.[3], 9.50%, 9/15/2014	Ba2	2,420,000	2,541,000

			3,837,214

Building Products - 2.6%
Building Materials Corp. of America[3], 7.50%, 3/15/2020	B3	645,000	633,713
Owens Corning, 9.00%, 6/15/2019	Ba1	1,140,000	1,347,912
USG Corp.[3], 9.75%, 8/1/2014	B2	1,525,000	1,586,000

			3,567,625

Commercial Services & Supplies - 3.4%
ACCO Brands Corp., 10.625%, 3/15/2015	B1	910,000	987,350
Clean Harbors, Inc., 7.625%, 8/15/2016	Ba2	1,190,000	1,222,725
Corrections Corp. of America, 6.25%, 3/15/2013	Ba2	965,000	972,238
Corrections Corp. of America, 7.75%, 6/1/2017	Ba2	275,000	285,312
Garda World Security Corp. (Canada)[3], 9.75%, 3/15/2017	B3	1,290,000	1,309,350

			4,776,975

Industrial Conglomerates - 1.5%
GE Capital Trust I4, 6.375%, 11/15/2067	Aa3	2,250,000	2,092,500

Machinery - 0.7%
Case New Holland, Inc.[3], 7.875%, 12/1/2017	Ba3	1,000,000	1,007,500

Marine - 1.8%
Navios Maritime Holdings, Inc. - Navios Maritime Finance US, Inc. (Marshall Island)[3], 8.875%, 11/1/2017	Ba3	1,335,000	1,345,012
United Maritime Group LLC - United Maritime Group Finance Corp.[3], 11.75%, 6/15/2015	B3	1,185,000	1,119,825

			2,464,837

Road & Rail - 0.6%
RailAmerica, Inc., 9.25%, 7/1/2017	B1	773,000	809,718

Total Industrials			20,281,519

The accompanying notes are an integral part of the financial statements.	6

Investment Portfolio - June 30, 2010 (unaudited)

	Credit Rating [1] (unaudited)	Principal Amount	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology - 3.5%
Communications Equipment - 2.0%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/2029	B1	$1,580,000	$1,042,800
Hughes Network Systems LLC - HNS Finance Corp., 9.50%, 4/15/2014	B1	1,775,000	1,797,187

			2,839,987

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.[3], 8.125%, 12/15/2017	Ba3	645,000	641,775
MagnaChip Semiconductor S.A. - MagnaChip Semiconductor Finance Co.[3], 10.50%, 4/15/2018	B2	1,360,000	1,383,800

			2,025,575

Total Information Technology			4,865,562

Materials - 5.0%
Chemicals - 0.4%
Solutia, Inc., 7.875%, 3/15/2020	B2	645,000	643,388

Containers & Packaging - 2.2%
Ball Corp., 6.625%, 3/15/2018	Ba1	965,000	967,412
BWAY Holding Co.[3], 10.00%, 6/15/2018	B3	690,000	719,325
Reynolds Group Issuer, Inc. - Reynolds Group Issuer LLC[3], 8.50%, 5/15/2018	Caa1	1,375,000	1,349,219

			3,035,956

Metals & Mining - 0.9%
Steel Dynamics, Inc., 7.75%, 4/15/2016	Ba2	1,300,000	1,306,500

Paper & Forest Products - 1.5%
Georgia-Pacific LLC[3], 8.25%, 5/1/2016	Ba2	1,000,000	1,066,250
Georgia-Pacific LLC[3], 7.125%, 1/15/2017	Ba2	1,000,000	1,020,000

			2,086,250

Total Materials			7,072,094

Telecommunication Services - 6.9%
Diversified Telecommunication Services - 3.6%
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	Caa1	1,000,000	996,250
Clearwire Communications LLC - Clearwire Finance, Inc.[3], 12.00%, 12/1/2015	Caa1	275,000	272,594
Intelsat Subsidiary Holding Co. Ltd. (Bermuda)[3], 8.875%, 1/15/2015	B3	1,955,000	1,976,994
Wind Acquisition Finance S.A. (Luxembourg)[3], 11.75%, 7/15/2017	B2	1,800,000	1,845,000

			5,090,838

7	The accompanying notes are an integral part of the financial statements.

Investment Portfolio - June 30, 2010 (unaudited)

		Principal Amount/ Shares	Value (Note 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services - 3.3%
CC Holdings GS V LLC - Crown Castle GS III Corp.[3], 7.75%, 5/1/2017	Baa3	$1,315,000	$1,390,612
NII Capital Corp., 8.875%, 12/15/2019	B1	1,845,000	1,863,450
SBA Telecommunications, Inc.[3], 8.00%, 8/15/2016	Ba3	1,300,000	1,345,500

			4,599,562

Total Telecommunication Services			9,690,400

Utilities - 1.6%
Independent Power Producers & Energy Traders - 1.6%
Mirant Americas Generation LLC, 9.125%, 5/1/2031	B3	1,450,000	1,334,000
North American Energy Alliance LLC - North American Energy Alliance Finance Corp.[3], 10.875%, 6/1/2016	Ba3	945,000	973,350

Total Utilities			2,307,350

Total Non-Convertible Corporate Bonds
(Identified Cost $124,980,992)			125,744,480

TOTAL CORPORATE BONDS
(Identified Cost $125,466,292)			126,225,755

PREFERRED STOCKS - 2.9%

Financials - 2.9%
Commercial Banks - 1.0%
Wells Fargo & Co., Series K	Ba1	1,335,000	1,375,050

Diversified Financial Services - 1.9%
Bank of America Corp., Series K	Ba3	1,410,000	1,361,961
JPMorgan Chase & Co., Series 1	Baa1	1,275,000	1,314,181

			2,676,142

TOTAL PREFERRED STOCKS
(Identified Cost $3,817,346)			4,051,192

MUTUAL FUNDS - 3.5%

iShares iBoxx High Yield Corporate Bond Fund
(Identified Cost $5,017,834)		58,390	4,957,311

SHORT-TERM INVESTMENTS - 2.3%
Dreyfus Cash Management, Inc. - Institutional Shares[7], 0.13%,
(Identified Cost $3,156,655)		3,156,655	3,156,655

The accompanying notes are an integral part of the financial statements.	8

Investment Portfolio - June 30, 2010 (unaudited)

Value (Note 2)

TOTAL INVESTMENTS - 98.6%
(Identified Cost $137,458,127)	$138,390,913
OTHER ASSETS, LESS LIABILITIES - 1.4%	2,032,156

NET ASSETS - 100%	$140,423,069

[1]	Credit ratings from Moody’s (unaudited).
[2]	Credit ratings from S&P (unaudited).
[3]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $61,133,645, or 43.5%, of the Series’ net assets as of June 30, 2010 (see Note 2 to the financial statements).

[4]	The coupon rate is floating and is the stated rate as of June 30, 2010.
[5]	Security has been valued at fair value.
[6]

Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. This security was acquired on October 13, 2009 at a cost of $519,171 ($87.00 per share) and on December 2, 2009 at a cost of $686,000 ($88.00 per share). This security has been sold under rule 144A and has been determined to be illiquid under guidelines established by the Board of Directors. This security amounts to $1,296,214, or 0.9%, of the Series’ net assets as of June 30, 2010 (see Note 2 to the financial statements).

[7]	Rate shown is the current yield as of June 30, 2010.

9	The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2010

ASSETS:

Investments, at value (identified cost $137,458,127) (Note 2)	$138,390,913
Interest receivable	2,522,035
Receivable for fund shares sold	136,029
Dividends receivable	405

TOTAL ASSETS	141,049,382

LIABILITIES:

Accrued management fees (Note 3)	114,642
Accrued transfer agent fees (Note 3)	1,036
Accrued Chief Compliance Officer service fees (Note 3)	773
Payable for fund shares repurchased	507,921
Other payables and accrued expenses	1,941

TOTAL LIABILITIES	626,313

TOTAL NET ASSETS	$140,423,069

NET ASSETS CONSIST OF:

Capital stock	$130,564
Additional paid-in-capital	132,363,047
Undistributed net investment income	5,080,941
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	1,915,718
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	932,799

TOTAL NET ASSETS	$140,423,069

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($140,423,069/13,056,410 shares)	$10.76

The accompanying notes are an integral part of the financial statements.	10

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2010

INVESTMENT INCOME:

Interest	$5,154,879
Dividends	351,373

Total Investment Income	5,506,252

EXPENSES:

Management fees (Note 3)	675,877
Fund accounting and administration fees (Note 3)	24,093
Directors’ fees (Note 3)	6,373
Transfer agent fees (Note 3)	4,950
Chief Compliance Officer service fees (Note 3)	1,761
Miscellaneous	38,997

Total Expenses	752,051
Less reduction of expenses (Note 3)	(758)

Net Expenses	751,293

NET INVESTMENT INCOME	4,754,959

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on- Investments	1,595,616
Foreign currency and translation of other assets and liabilities	(46,272)

1,549,344

Net change in unrealized appreciation (depreciation) on- Investments	(1,401,751)
Foreign currency and translation of other assets and liabilities	354

(1,401,397)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	147,947

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,902,906

11	The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Six Months Ended 6/30/10 (unaudited)	For the Period 9/14/09[1] to 12/31/09
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,754,959	$1,590,736
Net realized gain on investments and foreign currency	1,549,344	450,110
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(1,401,397)	2,334,196

Net increase from operations	4,902,906	4,375,042

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	—	(1,259,565)
From net realized gain on investments	—	(88,925)

Total distributions to shareholders	—	(1,348,490)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	7,841,940	124,651,671

Net increase in net assets	12,744,846	127,678,223

NET ASSETS:

Beginning of period	127,678,223	—

End of period (including undistributed net investment income of $5,080,941 and $325,982, respectively)	$140,423,069	$127,678,223

1 Commencement of operations.

The accompanying notes are an integral part of the financial statements.	12

Financial Highlights

	For the Six Months Ended 6/30/10	For the Period 9/14/09[1] to 12/31/09
	(unaudited)
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.37	$10.00

Income from investment operations:
Net investment income[2]	0.37	0.20
Net realized and unrealized gain on investments	0.02	0.28

Total from investment operations	0.39	0.48

Less distributions to shareholders:
From net investment income	—	(0.10)
From net realized gain on investments	—	(0.01)

Total distributions to shareholders	—	(0.11)

Net asset value - End of period	$10.76	$10.37

Net assets - End of period (000’s omitted)	$140,423	$127,678

Total return[3]	3.76%	4.82%
Ratios (to average net assets)/ Supplemental Data:
Expenses*	1.11%[4]	1.20%[4]
Net investment income	7.03%[4]	6.51%[4]
Portfolio turnover	31%	22%

* The investment advisor did not impose all or a portion of its management fees, CCO fees, fund accounting and transfer agent fees and other fees in some periods and in some periods paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have been increased by the following amounts:

	0.00% [4,5]	0.02%[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during the periods. Periods less than one year are not annualized.

4 Annualized.

5 Less than 0.01%.

13	The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

High Yield Bond Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s Advisor is Manning & Napier Advisors, Inc. (the “Advisor”). On September 14, 2009 the Series resumed sales of shares to advisory clients and employees of the Advisor and its affiliates and directly to investors. The total authorized capital stock of the Fund consists of 10.0 billion shares of common stock each having a par value of $0.01. As of June 30, 2010, 6.2 billion shares have been designated in total among 29 series, of which 125 million have been designated as High Yield Bond Series Class A common stock.

2.	SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ National Market System are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ National Market System are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided by an independent pricing service. Certain investments in securities held by the Series may be valued on a basis of a price provided by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates market value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Fund’s pricing service may be valued at fair value. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. Fair value is determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

14

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at market value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2010 in valuing the Series’ assets or liabilities carried at market value:

Description	6/30/10	Level 1	Level 2	Level 3
Equity securities*	$—	$—	$—	$—
Preferred securities	4,051,192	—	4,051,192	—
Debt securities:
Corporate debt	125,744,480	—	124,448,266	1,296,214
Convertible corporate debt	481,275	—	481,275	—
Mutual funds	8,113,966	8,113,966	—	—
Other financial instruments**	—	—	—	—

Total	$138,390,913	$8,113,966	$128,980,733	$1,296,214

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Level 3 Reconciliation	Corporate Debt
Balance as of December 31, 2009 (market value)	$1,239,608
Accrued discounts/premiums	7,644
Change in unrealized appreciation/depreciation***	64,529
Realized gain	2,223
Net purchases/sales	(17,790)

Balance as of June 30, 2010 (market value)	$1,296,214

*Includes common stock, warrants and rights. Please see the Investment Portfolio for industry classification.

**Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument. As of June 30, 2010, the Series did not hold any derivative instruments.

***The change in unrealized appreciation (depreciation) on securities still held at June 30, 2010 was $64,529, which is included in the related net change in unrealized appreciation/depreciation on the Statement of Operations.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the end of the reporting period. There were no significant transfers between Level 1 and Level 2 as of June 30, 2010.

15

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Security Valuation (continued)

Additional disclosure surrounding the activity in Level 3 fair value measurement will also be effective for fiscal years beginning after December 15, 2010. Management has concluded that this will not have a material impact on the Series’ financial statements.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series do not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. As of June 30, 2010, the aggregate value of securities deemed illiquid was $1,296,214, representing 0.9% of the Series’ net assets.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

16

Notes to Financial Statements (unaudited)

2.	SIGNIFICANT ACCOUNTING POLICIES (continued)

Federal Taxes (continued)

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2010, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the year ended December 31, 2009. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	TRANSACTIONS WITH AFFILIATES

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended for each active series of the Fund plus a fee for each committee meeting attended.

17

Notes to Financial Statements (unaudited)

3.	TRANSACTIONS WITH AFFILIATES (continued)

The Advisor has contractually agreed, until at least April 30, 2011, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 1.20% of average daily net assets each year. For the six months ended June 30, 2010, the Advisor voluntarily waived fees of $758, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has entered into agreements with PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS”) under which PNCGIS serves as sub-accountant services agent and sub-transfer agent. The Fund pays the Advisor an annual fee of 0.0175% on the first $3 billion of average daily net assets (excluding Target Series); 0.015% on the next $3 billion of average daily net assets (excluding Target Series); and 0.01% of the average daily net assets in excess of $6 billion (excluding Target Series); plus a base fee of $25,500 per Series. Additionally, certain transaction-, account-, and cusip-based fees and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged.

On July 1, 2010, The PNC Financial Services Group, Inc. sold the outstanding stock of PNC Global Investment Servicing Inc. to The Bank of New York Mellon Corporation. At the closing of the sale, PNCGIS changed its name to BNY Mellon Investment Servicing (US) Inc.

4.	PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2010, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $52,590,494 and $40,761,863, respectively. There were no purchases or sales of U.S. Government securities.

5.	CAPITAL STOCK TRANSACTIONS

Transactions in shares of High Yield Bond Series were:

	For the Six Months Ended 6/30/10		For the period 9/14/09 (commencement of operations) to 12/31/09
	Shares	Amount	Shares	Amount
Sold	1,327,642	$14,103,798	12,442,729	$125,933,491
Reinvested	—	—	126,129	1,296,610
Repurchased	(587,917)	(6,261,858)	(252,173)	(2,578,430)

Total	739,725	$7,841,940	12,316,685	$124,651,671

Substantially all of the Series’ shares represent investments by fiduciary accounts over which the Advisor has sole investment discretion.

6.	FINANCIAL INSTRUMENTS

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk and may involve, to a

18

Notes to Financial Statements (unaudited)

6.	FINANCIAL INSTRUMENTS (continued)

varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, counterparty credit risk related to over the counter derivatives counterparties’ failure to perform under contract terms, liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s) and documentation risk relating to disagreement over contract terms. No such investments were held by the Series during the six months ended June 30, 2010.

7.	FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	FEDERAL INCOME TAX INFORMATION

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the period September 14, 2009 (commencement of operations) to December 31, 2009 were as follows:

Ordinary income	$1,348,490

For the period ended December 31, 2009, the Series elected to defer $5,189 of currency losses attributable to Post-October losses.

At June 30, 2010, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$137,458,127
Unrealized appreciation	$2,506,003
Unrealized depreciation	(1,573,217)

Net unrealized appreciation	$932,786

9.	SUBSEQUENT EVENTS

There were no subsequent events that require recognition or disclosure. In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

19

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20

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21

Literature Requests (unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on
Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

The prospectus and SAI provide additional information about each Series, including charges, expenses and risks. These documents are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov
On the Advisor’s web site	http://www.manningnapieradvisors.com

Additional information available at www.manningnapieradvisors.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

MNHYYLD-06/10-SAR

ITEM 2:	CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3:	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4:	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5:	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6:	INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED- END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8:	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ B. Reuben Auspitz
B. Reuben Auspitz
President & Principal Executive Officer of Manning & Napier Fund, Inc.
August 27, 2010

/s/ Christine Glavin
Christine Glavin
Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.
August 27, 2010